Schedule of Investments (unaudited)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	$100	$89,518
2.45%, 04/30/30	160	147,236
2.60%, 08/01/31	220	197,693
4.20%, 03/02/29	85	83,970
4.20%, 06/01/30	145	142,338
4.65%, 10/01/28	150	150,080
4.75%, 03/30/30	145	145,406
5.00%, 06/02/33	75	73,879
5.30%, 11/01/34(a)	155	154,194
5.30%, 06/02/36	75	72,866
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	75	73,563
		1,330,743
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.95%, 02/01/30	160	150,764
3.20%, 03/01/29	233	224,973
3.25%, 02/01/28	280	274,676
3.25%, 03/01/28	45	44,081
3.25%, 02/01/35	151	131,262
3.45%, 11/01/28	85	82,905
3.60%, 05/01/34	190	171,488
3.63%, 02/01/31	310	295,584
5.15%, 05/01/30	983	999,091
6.13%, 02/15/33	110	117,648
6.30%, 05/01/29	320	334,802
6.39%, 05/01/31	230	245,317
6.53%, 05/01/34	545	595,008
Embraer Netherlands Finance BV, 5.98%, 02/11/35	170	175,949
GE Capital Funding LLC, 4.55%, 05/15/32	40	39,685
General Dynamics Corp.
2.25%, 06/01/31	130	116,823
2.63%, 11/15/27	56	54,914
3.63%, 04/01/30	227	219,982
3.75%, 05/15/28	245	243,236
4.95%, 08/15/35	65	65,279
General Electric Co.
4.30%, 07/29/30	195	193,788
4.90%, 01/29/36	440	439,353
6.75%, 03/15/32	305	337,114
HEICO Corp.
5.25%, 08/01/28	110	111,759
5.35%, 08/01/33	140	142,794
Hexcel Corp.
4.90%, 05/15/31	45	44,909
5.88%, 02/26/35	45	46,351
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	285	282,744
4.00%, 03/16/29(b)	325	321,219
4.30%, 03/16/31(b)	490	482,493
4.60%, 03/16/33(b)	325	320,055
4.95%, 03/16/36(b)	600	592,908
Howmet Aerospace, Inc.
3.00%, 01/15/29	190	183,178
3.75%, 03/03/28	45	44,486
3.90%, 04/15/29	20	19,687
4.55%, 11/15/32	120	117,980
4.85%, 10/15/31	130	130,816
Security	Par (000)	Value
Aerospace & Defense (continued)
6.75%, 01/15/28	$115	$119,238
L3Harris Technologies, Inc.
1.80%, 01/15/31	160	140,759
2.90%, 12/15/29	105	99,323
4.40%, 06/15/28	413	412,436
4.85%, 04/27/35	20	19,668
5.05%, 06/01/29	110	111,518
5.25%, 06/01/31	180	183,887
5.35%, 06/01/34	200	203,594
5.40%, 07/31/33	355	364,271
Lockheed Martin Corp.
1.85%, 06/15/30	135	121,844
3.60%, 03/01/35	100	91,300
3.90%, 06/15/32	220	213,033
4.15%, 08/15/28	120	119,773
4.40%, 08/15/30	200	199,477
4.45%, 05/15/28	150	150,528
4.50%, 02/15/29	155	155,522
4.70%, 12/15/31	90	90,862
4.75%, 02/15/34	180	179,304
4.80%, 08/15/34	95	94,653
5.00%, 08/15/35	135	135,867
5.10%, 11/15/27	205	207,977
5.25%, 01/15/33	255	264,332
Northrop Grumman Corp.
3.25%, 01/15/28	500	491,695
4.40%, 05/01/30	205	204,296
4.60%, 02/01/29	85	85,510
4.65%, 07/15/30	135	135,466
4.70%, 03/15/33	285	283,514
4.90%, 06/01/34	190	189,614
5.25%, 07/15/35	55	56,005
RTX Corp.
1.90%, 09/01/31	250	218,132
2.25%, 07/01/30	190	173,923
2.38%, 03/15/32	230	203,097
4.13%, 11/16/28	665	660,769
5.15%, 02/27/33	250	254,862
5.40%, 05/01/35	5	5,166
5.75%, 01/15/29	135	139,465
6.00%, 03/15/31	245	259,392
6.10%, 03/15/34	390	418,785
7.20%, 08/15/27	77	79,668
7.50%, 09/15/29	90	98,050
		16,031,676
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	400	352,402
3.40%, 05/06/30	225	215,179
4.50%, 08/06/30	85	84,498
4.80%, 02/14/29	431	433,777
4.88%, 02/04/28	150	151,002
5.25%, 08/06/35	105	105,108
5.63%, 02/06/35	125	128,319
6.20%, 11/01/28	135	140,097
6.88%, 11/01/33	95	105,423
Archer-Daniels-Midland Co.
2.90%, 03/01/32	190	173,426
3.25%, 03/27/30	285	272,415
4.50%, 08/15/33	155	153,461
5.38%, 09/15/35	5	5,148

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.94%, 10/01/32	$110	$117,161
BAT Capital Corp.
2.26%, 03/25/28	425	408,908
2.73%, 03/25/31	285	260,290
3.46%, 09/06/29	130	125,475
3.56%, 08/15/27	373	369,675
4.63%, 03/22/33	160	157,016
4.74%, 03/16/32	216	215,449
4.91%, 04/02/30	220	221,625
5.35%, 08/15/32	195	200,205
5.63%, 08/15/35(a)	265	273,534
5.83%, 02/20/31	155	161,769
6.00%, 02/20/34	225	237,767
6.34%, 08/02/30	230	244,158
6.42%, 08/02/33	275	297,794
7.75%, 10/19/32	145	165,776
BAT International Finance PLC
4.45%, 03/16/28	210	210,048
5.93%, 02/02/29	250	258,481
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	276	252,275
3.20%, 04/21/31	110	102,669
3.75%, 09/25/27	142	141,007
4.10%, 01/07/28	110	109,521
4.20%, 09/17/29	175	173,082
4.55%, 08/04/30	95	94,517
4.65%, 09/17/34	175	169,689
4.80%, 03/19/33	75	74,575
5.15%, 08/04/35	155	154,793
5.15%, 03/19/36	105	104,626
Philip Morris International, Inc.
1.75%, 11/01/30	160	141,940
2.10%, 05/01/30	175	159,652
3.13%, 08/17/27	55	54,313
3.13%, 03/02/28	105	102,856
3.38%, 08/15/29	176	170,214
3.88%, 10/27/28	170	168,198
4.00%, 10/29/30	175	171,198
4.13%, 04/28/28	140	139,362
4.13%, 04/27/29	85	84,239
4.25%, 10/29/32	160	155,333
4.38%, 11/01/27	90	90,160
4.38%, 04/30/30	175	173,730
4.63%, 11/01/29	185	185,805
4.63%, 10/29/35	155	149,596
4.75%, 11/01/31	195	195,804
4.88%, 02/15/28	310	312,680
4.88%, 02/13/29	260	262,683
4.88%, 04/30/35	95	93,745
4.88%, 04/29/36	125	122,553
4.90%, 11/01/34	200	199,189
5.13%, 11/17/27	165	166,875
5.13%, 02/15/30	480	489,210
5.13%, 02/13/31	265	270,605
5.25%, 09/07/28	130	132,449
5.25%, 02/13/34	400	407,546
5.38%, 02/15/33	500	514,686
5.50%, 09/07/30	160	165,365
5.63%, 11/17/29	255	263,619
5.63%, 09/07/33	235	245,189
5.75%, 11/17/32	335	351,455
Security	Par (000)	Value
Agriculture (continued)
Reynolds American, Inc., 5.70%, 08/15/35	$70	$72,221
		13,834,610
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	0 (c)	—
Series 2015-2, Class AA, 3.60%, 03/22/29	82	80,088
Series 2016-1, Class AA, 3.58%, 07/15/29	49	48,420
Series 2016-2, Class AA, 3.20%, 12/15/29	70	67,956
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	82	79,368
Series 2017-1, Class AA, 3.65%, 02/15/29	54	52,464
Series 2017-2, Class AA, 3.35%, 04/15/31	48	46,242
Series 2019-1, Class AA, 3.15%, 08/15/33	78	72,411
Series A, Class A, 2.88%, 01/11/36	81	72,545
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	47	45,526
Delta Air Lines, Inc.
3.75%, 10/28/29	115	111,130
4.38%, 04/19/28	70	69,715
4.95%, 07/10/28	225	226,217
5.25%, 07/10/30	225	227,595
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	93	87,377
Series 2019-1, Class AA, 2.75%, 11/15/33	90	79,179
Southwest Airlines Co.
2.63%, 02/10/30	130	120,249
3.45%, 11/16/27	65	63,979
4.38%, 11/15/28	180	178,755
5.13%, 06/15/27	455	457,688
5.25%, 11/15/35	120	116,322
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	91	88,442
Series 2016-2, Class AA, 2.88%, 04/07/30	84	80,844
Series 2018-1, Class AA, 3.50%, 09/01/31	149	143,441
Series 2019, Class AA, 4.15%, 02/25/33	86	82,977
Series 2019-2, Class AA, 2.70%, 11/01/33	92	83,267
Series 2020-1, 5.88%, 04/15/29	145	146,667
		2,928,864
Apparel — 0.0%
NIKE, Inc., 2.85%, 03/27/30	374	353,389
PVH Corp., 5.50%, 06/13/30	140	141,910
Ralph Lauren Corp.
2.95%, 06/15/30	230	216,147
5.00%, 06/15/32	107	108,280
Tapestry, Inc.
3.05%, 03/15/32	100	90,364
4.13%, 07/15/27	62	61,772
5.10%, 03/11/30	75	75,778
5.50%, 03/11/35	155	156,245
		1,203,885
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.80%, 01/13/31	105	91,767
2.00%, 03/24/28	190	181,806
2.25%, 01/12/29	160	150,760
3.50%, 02/15/28	140	137,679
4.15%, 01/08/29	145	143,470
4.25%, 09/01/28	140	139,186
4.40%, 09/05/29	190	188,392
4.45%, 10/22/27	160	160,046
4.45%, 01/08/31	115	112,994

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.50%, 09/04/30	$155	$152,959
4.55%, 07/09/27	150	150,276
4.55%, 03/03/28	165	165,107
4.60%, 04/17/30	155	153,806
4.70%, 01/12/28	140	140,493
4.80%, 03/05/30	115	114,931
4.85%, 10/23/31	165	164,607
4.90%, 07/09/27	125	125,724
4.90%, 03/13/29	180	181,360
4.90%, 01/10/34	155	152,686
5.05%, 07/10/31	180	181,045
5.10%, 01/08/36	115	113,105
5.13%, 07/07/28	105	106,111
5.15%, 07/09/32	165	166,092
5.20%, 03/05/35	105	104,694
5.65%, 11/15/28	190	194,705
5.85%, 10/04/30	125	129,804
Series A, 4.55%, 04/10/28	50	49,983
Series A, 4.90%, 04/10/31	80	79,795
Cummins, Inc.
1.50%, 09/01/30	230	203,893
4.25%, 05/09/28	115	114,994
4.70%, 02/15/31	150	151,001
4.90%, 02/20/29	135	136,881
5.15%, 02/20/34	125	127,335
5.30%, 05/09/35	195	199,295
Ford Motor Co.
3.25%, 02/12/32	555	491,807
6.10%, 08/19/32	395	405,194
6.63%, 10/01/28	5	5,180
7.45%, 07/16/31	270	294,726
9.63%, 04/22/30	75	85,816
Ford Motor Credit Co. LLC
2.90%, 02/16/28	200	193,273
2.90%, 02/10/29	250	235,759
3.63%, 06/17/31	210	193,089
3.82%, 11/02/27	130	128,093
4.00%, 11/13/30	340	321,091
4.13%, 08/17/27	305	302,667
4.97%, 04/06/29	200	198,611
5.11%, 05/03/29	335	334,023
5.30%, 09/06/29	205	205,181
5.42%, 04/09/31	200	199,337
5.73%, 09/05/30	220	222,535
5.75%, 04/06/33	220	219,324
5.80%, 03/08/29	260	263,728
5.87%, 10/31/35	225	221,646
5.88%, 11/07/29	220	223,467
5.92%, 03/20/28	200	202,876
6.05%, 03/05/31	210	214,784
6.05%, 11/05/31	240	244,420
6.13%, 03/08/34	360	365,029
6.47%, 05/22/36	270	276,933
6.50%, 02/07/35	275	283,597
6.53%, 03/19/32	200	207,636
6.80%, 05/12/28	337	347,409
6.80%, 11/07/28	340	352,344
7.12%, 11/07/33	275	294,785
7.20%, 06/10/30	205	217,373
7.35%, 11/04/27	330	340,540
7.35%, 03/06/30	235	250,125
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$190	$189,452
5.00%, 10/01/28	127	127,986
5.00%, 04/01/35(a)	170	165,440
5.35%, 04/15/28	170	172,276
5.40%, 10/15/29	230	234,965
5.60%, 10/15/32	255	262,720
5.63%, 04/15/30	175	180,100
6.25%, 04/15/35	130	136,595
6.80%, 10/01/27	225	231,042
General Motors Financial Co., Inc.
2.35%, 01/08/31	243	217,818
2.40%, 04/10/28	215	206,876
2.40%, 10/15/28	220	209,177
2.70%, 08/20/27	100	97,969
2.70%, 06/10/31	190	171,400
3.10%, 01/12/32	315	285,293
3.60%, 06/21/30	266	254,222
3.85%, 01/05/28	115	113,910
4.20%, 10/27/28	220	218,272
4.30%, 04/06/29	245	242,481
4.60%, 01/08/31	130	128,697
4.75%, 04/06/29	140	140,310
4.90%, 10/06/29	230	231,229
5.00%, 07/15/27	145	145,959
5.05%, 04/04/28	245	247,043
5.35%, 07/15/27	225	227,277
5.35%, 01/07/30	280	285,498
5.45%, 07/15/30	215	220,012
5.45%, 09/06/34	175	176,052
5.45%, 01/08/36(a)	130	129,746
5.55%, 07/15/29	275	281,518
5.60%, 06/18/31	155	159,615
5.63%, 04/04/32	135	138,709
5.65%, 01/17/29	120	122,715
5.75%, 02/08/31	170	175,901
5.80%, 06/23/28	295	301,529
5.80%, 01/07/29	335	344,327
5.85%, 04/06/30	235	243,728
5.90%, 01/07/35	220	227,283
5.95%, 04/04/34	280	290,753
6.00%, 01/09/28	225	229,805
6.10%, 01/07/34	345	361,609
6.15%, 07/15/35	165	172,443
6.40%, 01/09/33	235	250,853
Honda Motor Co. Ltd.
2.97%, 03/10/32	165	148,629
4.44%, 07/08/28	175	174,634
4.69%, 07/08/30	285	283,480
5.34%, 07/08/35	215	215,891
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	420	483,945
PACCAR Financial Corp.
3.90%, 02/05/29	80	79,522
4.00%, 08/08/28	135	134,699
4.00%, 09/26/29	115	114,343
4.25%, 06/23/27	110	110,315
4.45%, 08/06/27	145	145,721
4.55%, 03/03/28	155	156,023
4.55%, 05/08/30(a)	105	105,835
4.60%, 01/10/28	110	110,788

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 01/31/29	$105	$106,264
4.95%, 08/10/28	60	60,890
5.00%, 03/22/34	90	91,181
Series R, 4.00%, 11/07/28	90	89,659
Toyota Motor Corp.
2.36%, 03/25/31	133	120,531
2.76%, 07/02/29	120	114,458
3.67%, 07/20/28	95	94,003
4.19%, 06/30/27	155	155,131
4.45%, 06/30/30	70	69,932
5.05%, 06/30/35	125	126,533
5.12%, 07/13/28	140	142,369
5.12%, 07/13/33	100	102,432
Toyota Motor Credit Corp.
1.15%, 08/13/27	70	67,663
1.65%, 01/10/31	155	136,199
1.90%, 04/06/28	175	168,167
1.90%, 09/12/31	105	91,606
2.15%, 02/13/30	170	156,541
2.40%, 01/13/32	35	31,091
3.05%, 01/11/28	160	157,293
3.38%, 04/01/30	245	235,125
3.65%, 01/08/29	110	108,210
4.05%, 09/05/28	215	214,087
4.35%, 10/08/27	140	140,451
4.45%, 06/29/29	140	140,108
4.55%, 09/20/27	110	110,604
4.55%, 08/09/29	245	245,794
4.55%, 05/17/30	125	125,148
4.60%, 10/10/31	180	179,765
4.63%, 01/12/28	240	241,788
4.65%, 01/05/29	205	206,501
4.65%, 09/03/32	170	168,952
4.70%, 01/12/33	135	134,557
4.80%, 05/15/30	180	181,763
4.80%, 01/05/34	195	194,038
4.95%, 01/09/30	180	182,705
5.05%, 05/16/29	170	173,085
5.10%, 03/21/31	195	199,074
5.25%, 09/11/28	145	147,948
5.35%, 01/09/35	115	117,939
5.45%, 11/10/27	80	81,477
5.55%, 11/20/30	220	228,508
Series B, 3.75%, 01/12/28	165	163,985
Series B, 4.05%, 03/13/29	210	208,342
Series B, 4.20%, 01/10/31	165	162,631
Series B, 4.25%, 05/12/28	175	175,381
Series B, 4.55%, 05/14/31	175	174,466
Series B, 4.60%, 03/11/33	210	206,893
Series B, 4.80%, 01/11/36	145	142,370
		31,497,248
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.
2.65%, 07/01/27	308	302,687
4.95%, 08/15/29	135	136,455
5.40%, 08/15/34(a)	120	122,132
Lear Corp.
2.60%, 01/15/32	125	110,523
3.50%, 05/30/30	90	85,699
3.80%, 09/15/27	173	171,724
4.25%, 05/15/29	101	99,775
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International, Inc.
2.45%, 06/15/30	$170	$156,008
5.05%, 03/14/29	45	45,582
5.50%, 03/21/33	155	159,362
5.88%, 06/01/35	95	99,181
		1,489,128
Banks — 8.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(d)	5	5,130
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	249,301
4.62%, 12/16/29	250	252,425
4.90%, 07/16/27	250	252,249
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	197,437
4.97%, 05/08/31	200	200,009
5.13%, 03/03/36	200	194,776
5.38%, 03/13/29	200	204,594
6.03%, 03/13/35, (1-year CMT + 1.95%)(d)	245	255,295
6.14%, 09/14/28, (1-year CMT + 2.70%)(d)	200	204,272
7.88%, 11/15/34, (1-year CMT + 3.30%)(d)	200	227,226
Banco Santander SA
2.75%, 12/03/30	325	293,750
2.96%, 03/25/31	200	183,313
3.23%, 11/22/32, (1-year CMT + 1.60%)(d)	215	194,377
3.31%, 06/27/29	205	197,743
3.49%, 05/28/30	200	190,390
3.80%, 02/23/28	265	261,892
4.38%, 04/12/28	275	274,156
4.55%, 11/06/30	200	196,959
4.60%, 04/15/29	200	199,326
4.87%, 04/15/31	200	198,827
5.13%, 11/06/35	210	205,869
5.29%, 08/18/27	315	318,173
5.37%, 07/15/28, (1-year CMT + 0.95%)(d)	245	247,461
5.44%, 07/15/31	310	318,596
5.44%, 04/15/36	200	199,757
5.54%, 03/14/30, (1-year CMT + 1.45%)(d)	375	382,236
5.57%, 01/17/30	200	204,862
5.59%, 08/08/28	320	327,059
6.03%, 01/17/35	215	225,165
6.35%, 03/14/34	245	259,402
6.61%, 11/07/28	340	355,909
6.92%, 08/08/33	410	445,417
6.94%, 11/07/33	300	336,349
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(d)	725	647,569
1.92%, 10/24/31, (1-day SOFR + 1.37%)(d)	690	611,977
2.09%, 06/14/29, (1-day SOFR + 1.06%)(d)	725	690,408
2.30%, 07/21/32, (1-day SOFR + 1.22%)(d)	945	835,604
2.48%, 09/21/36, (5-year CMT + 1.20%)(d)	395	344,477
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	895	828,142
2.57%, 10/20/32, (1-day SOFR + 1.21%)(d)	787	701,489
2.59%, 04/29/31, (1-day SOFR + 2.15%)(d)	775	716,215
2.69%, 04/22/32, (1-day SOFR + 1.32%)(d)	1,055	957,622
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(d)	578	546,389
2.97%, 02/04/33, (1-day SOFR + 1.33%)(d)	890	804,728

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(d)	$640	$612,895
3.25%, 10/21/27	646	639,086
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(d)	1,298	1,277,329
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(d)	525	520,384
3.85%, 03/08/37, (5-year CMT + 2.00%)(d)	540	502,778
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(d)	621	615,363
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(d)	657	646,303
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(d)	715	710,640
4.46%, 02/06/32, (1-day SOFR + 0.87%)(d)	700	689,317
4.48%, 04/23/30, (1-day SOFR + 0.87%)(d)	870	865,897
4.57%, 04/27/33, (1-day SOFR + 1.83%)(d)	980	962,213
4.62%, 05/09/29, (1-day SOFR + 1.11%)(d)	545	546,383
4.70%, 04/23/32, (1-day SOFR + 1.04%)(d)	850	845,271
4.95%, 07/22/28, (1-day SOFR + 2.04%)(d)	720	724,529
4.98%, 01/24/29, (1-day SOFR + 0.83%)(d)	500	503,869
5.02%, 07/22/33, (1-day SOFR + 2.16%)(d)	1,225	1,231,135
5.05%, 02/06/37, (1-day SOFR + 1.13%)(d)	670	660,024
5.16%, 01/24/31, (1-day SOFR + 1.00%)(d)	745	757,340
5.20%, 04/25/29, (1-day SOFR + 1.63%)(d)	800	809,748
5.29%, 04/25/34, (1-day SOFR + 1.91%)(d)	1,140	1,157,654
5.43%, 08/15/35, (1-day SOFR + 1.91%)(d)	580	582,757
5.46%, 05/09/36, (1-day SOFR + 1.64%)(d)	515	525,792
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	1,195	1,221,167
5.49%, 04/23/37, (1-day SOFR + 1.57%)(d)	350	348,194
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	830	850,292
5.52%, 10/25/35, (1-day SOFR + 1.74%)(d)	770	775,865
5.74%, 02/12/36, (1-day SOFR + 1.70%)(d)	485	495,277
5.82%, 09/15/29, (1-day SOFR + 1.57%)(d)	555	569,775
5.87%, 09/15/34, (1-day SOFR + 1.84%)(d)	860	901,547
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	505	517,447
Series L, 4.18%, 11/25/27	357	356,027
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(d)	580	526,350
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(d)	210	187,702
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(d)	285	280,546
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(d)	85	84,601
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(d)	240	236,744
4.55%, 06/02/29(d)	125	125,076
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	180	180,177
4.88%, 06/02/32(d)	125	125,107
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(d)	265	267,336
5.20%, 02/01/28	295	298,906
5.30%, 06/02/37(d)	125	125,141
5.37%, 06/04/27	270	273,278
5.51%, 06/04/31	190	196,807
5.72%, 09/25/28	345	354,304
Series H, 4.70%, 09/14/27	290	291,363
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(d)	150	149,005
Security	Par (000)	Value
Banks (continued)
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(d)	$355	$349,476
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	144	136,436
1.65%, 01/28/31	220	194,298
1.80%, 07/28/31	169	147,306
2.50%, 01/26/32	150	135,104
3.00%, 10/30/28	140	135,449
3.30%, 08/23/29	149	143,499
3.40%, 01/29/28	196	193,895
3.85%, 04/28/28	220	218,988
3.85%, 04/26/29	110	108,632
3.99%, 06/13/28, (1-day SOFR + 1.15%)(d)	60	59,855
4.03%, 01/22/30, (1-day SOFR + 0.63%)(d)	160	158,271
4.29%, 06/13/33, (1-day SOFR + 1.42%)(d)	200	194,342
4.44%, 06/09/28, (1-day SOFR + 0.68%)(d)	190	190,404
4.54%, 02/01/29, (1-day SOFR + 1.17%)(d)	205	205,577
4.54%, 04/23/32, (1-day SOFR + 0.90%)(d)	220	218,471
4.60%, 07/26/30, (1-day SOFR + 1.76%)(d)	135	135,198
4.71%, 02/01/34, (1-day SOFR + 1.51%)(d)	195	192,764
4.89%, 07/21/28, (1-day SOFR + 0.84%)(d)	130	130,844
4.94%, 02/11/31, (1-day SOFR + 0.89%)(d)	315	318,416
4.97%, 04/26/34, (1-day SOFR + 1.61%)(d)	210	210,323
4.98%, 03/14/30, (1-day SOFR + 1.09%)(d)	225	227,705
5.06%, 07/22/32, (1-day SOFR + 1.23%)(d)	270	274,242
5.09%, 04/23/37, (1-day SOFR + 1.18%)(d)	195	193,862
5.19%, 03/14/35, (1-day SOFR + 1.42%)(d)	265	268,754
5.23%, 11/20/35, (1-day SOFR + 1.25%)(d)	140	142,032
5.32%, 06/06/36, (1-day SOFR + 1.35%)(d)	85	86,253
5.61%, 07/21/39, (1-day SOFR + 1.77%)(d)	50	51,297
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	240	244,924
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(d)	315	332,207
6.32%, 10/25/29, (1-day SOFR + 1.60%)(d)	200	208,172
6.47%, 10/25/34, (1-day SOFR + 1.85%)(d)	285	311,491
Series J, 1.90%, 01/25/29	120	112,717
Bank of Nova Scotia(The)
2.15%, 08/01/31	111	98,274
2.45%, 02/02/32	220	194,918
4.04%, 09/15/28, (1-day SOFR + 0.76%)(d)	185	184,167
4.25%, 02/02/30, (1-day SOFR + 0.73%)(d)	310	306,906
4.34%, 09/15/31, (1-day SOFR + 1.09%)(d)	225	221,193
4.40%, 09/08/28, (1-day SOFR + 1.00%)(d)	250	249,965
4.58%, 06/05/29, (1-day SOFR + 0.66%)(d)	175	175,147
4.59%, 05/04/37, (5-year CMT + 2.05%)(d)	235	226,003
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	180	179,537
4.81%, 02/02/34, (1-day SOFR + 1.05%)(d)	215	212,150
4.85%, 02/01/30	285	287,641
4.90%, 06/05/32, (1-day SOFR + 0.97%)(d)	175	175,174
4.93%, 02/14/29, (1-day SOFR + 0.89%)(d)	250	252,040
5.13%, 02/14/31, (1-day SOFR + 1.07%)(d)	180	182,733
5.25%, 06/12/28	200	203,685
5.40%, 06/04/27	260	263,140
5.45%, 08/01/29	155	159,269
5.65%, 02/01/34	100	104,361
BankUnited, Inc., 5.13%, 06/11/30	65	64,574
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(d)	230	210,980
2.67%, 03/10/32, (1-year CMT + 1.20%)(d)	275	247,854
2.89%, 11/24/32, (1-year CMT + 1.30%)(d)	380	339,988

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.56%, 09/23/35, (5-year CMT + 2.90%)(d)	$200	$187,525
4.22%, 05/24/30, (1-day SOFR + 0.93%)(d)	200	196,992
4.34%, 01/10/28	310	309,405
4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	200	198,765
4.52%, 02/24/32, (1-day SOFR + 1.14%)(d)	225	220,509
4.84%, 05/09/28	440	440,714
4.84%, 09/10/28, (1-day SOFR + 1.34%)(d)	220	220,726
4.94%, 09/10/30, (1-day SOFR + 1.56%)(d)	290	290,894
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(d)	395	397,136
5.09%, 02/25/29, (1-day SOFR + 0.96%)(d)	215	216,705
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(d)	325	325,864
5.21%, 02/24/37, (1-day SOFR + 1.51%)(d)	230	223,695
5.34%, 09/10/35, (1-day SOFR + 1.91%)(d)	470	467,200
5.37%, 02/25/31, (1-day SOFR + 1.23%)(d)	455	462,126
5.50%, 08/09/28, (1-year CMT + 2.65%)(d)	395	399,002
5.69%, 03/12/30, (1-day SOFR + 1.74%)(d)	440	450,588
5.75%, 08/09/33, (1-year CMT + 3.00%)(d)	230	236,740
5.79%, 02/25/36, (1-day SOFR + 1.59%)(d)	425	433,720
6.22%, 05/09/34, (1-day SOFR + 2.98%)(d)	420	442,797
6.49%, 09/13/29, (1-day SOFR + 2.22%)(d)	265	274,995
6.69%, 09/13/34, (1-day SOFR + 2.62%)(d)	370	400,100
7.12%, 06/27/34, (1-day SOFR + 3.57%)(d)	315	344,763
7.39%, 11/02/28, (1-year CMT + 3.30%)(d)	295	305,912
7.44%, 11/02/33, (1-year CMT + 3.50%)(d)	425	475,373
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	125	123,019
4.95%, 02/15/36	65	63,259
5.00%, 12/06/34	245	241,977
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	230	216,290
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(d)	155	154,643
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(d)	265	262,618
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(d)	255	252,938
4.63%, 09/11/30, (1-day SOFR + 1.34%)(d)	145	144,890
4.86%, 03/30/29, (1-day SOFR + 1.03%)(d)	300	301,993
5.00%, 04/28/28	245	247,792
5.24%, 06/28/27	250	252,720
5.25%, 01/13/31, (1-day SOFR + 1.11%)(d)	265	270,066
5.26%, 04/08/29	250	254,892
5.99%, 10/03/28	215	221,963
6.09%, 10/03/33	155	165,538
Capital One NA, 4.65%, 09/13/28	100	100,266
Citibank N.A.
4.84%, 08/06/29	350	354,215
4.91%, 05/29/30	360	364,877
5.57%, 04/30/34	510	531,098
5.80%, 09/29/28	550	568,622
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(d)	480	426,087
2.56%, 05/01/32, (1-day SOFR + 1.17%)(d)	850	764,719
2.57%, 06/03/31, (1-day SOFR + 2.11%)(d)	756	695,401
2.67%, 01/29/31, (1-day SOFR + 1.15%)(d)	485	451,341
2.98%, 11/05/30, (1-day SOFR + 1.42%)(d)	553	522,987
3.06%, 01/25/33, (1-day SOFR + 1.35%)(d)	705	639,307
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(d)	520	513,893
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(d)	571	566,305
Security	Par (000)	Value
Banks (continued)
3.79%, 03/17/33, (1-day SOFR + 1.94%)(d)	$725	$683,356
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(d)	540	530,395
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(d)	441	437,661
4.13%, 07/25/28	495	490,405
4.41%, 03/31/31, (1-day SOFR + 3.91%)(d)	910	899,593
4.45%, 09/29/27	862	861,507
4.50%, 09/11/31, (1-day SOFR + 1.17%)(d)	735	727,146
4.54%, 09/19/30, (1-day SOFR + 1.34%)(d)	750	746,872
4.79%, 03/04/29, (1-day SOFR + 0.87%)(d)	475	476,980
4.91%, 05/24/33, (1-day SOFR + 2.09%)(d)	640	637,188
4.95%, 05/07/31, (1-day SOFR + 1.46%)(d)	470	472,935
5.17%, 02/13/30, (1-day SOFR + 1.36%)(d)	625	633,867
5.17%, 09/11/36, (1-day SOFR + 1.49%)(d)	370	368,200
5.33%, 03/27/36, (1-day SOFR + 1.47%)(d)	600	604,215
5.41%, 09/19/39, (5-year CMT + 1.73%)(d)	175	172,958
5.45%, 06/11/35, (1-day SOFR + 1.45%)(d)	595	605,833
5.59%, 11/19/34, (5-year CMT + 1.28%)(d)	270	274,065
5.83%, 02/13/35, (1-day SOFR + 2.06%)(d)	595	606,907
5.88%, 02/22/33	175	182,409
6.00%, 10/31/33	155	161,959
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	490	504,623
6.17%, 05/25/34, (1-day SOFR + 2.66%)(d)	640	668,883
6.27%, 11/17/33, (1-day SOFR + 2.34%)(d)	680	726,266
6.63%, 01/15/28	145	150,622
6.63%, 06/15/32	295	320,630
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(d)	250	250,168
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(d)	50	49,636
Citizens Financial Group, Inc.
2.50%, 02/06/30	97	89,356
2.64%, 09/30/32	200	172,342
3.25%, 04/30/30	185	175,091
5.25%, 03/05/31, (1-day SOFR + 1.26%)(d)	85	85,995
5.30%, 01/29/36, (5-year CMT + 1.45%)(d)	25	24,746
5.64%, 05/21/37, (5-year CMT + 2.75%)(d)	50	50,145
5.72%, 07/23/32, (1-day SOFR + 1.91%)(d)	265	272,229
5.84%, 01/23/30, (1-day SOFR + 2.01%)(d)	315	323,379
6.65%, 04/25/35, (1-day SOFR + 2.33%)(d)	150	161,630
Commonwealth Bank of Australia, 4.15%, 10/01/30	250	246,866
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	250,875
Series C, 4.36%, 03/27/29	250	250,310
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	250	251,081
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(d)	205	186,394
3.55%, 09/18/31, (1-day SOFR + 3.04%)(d)	330	310,964
3.73%, 01/14/32, (1-day SOFR + 2.76%)(d)	265	247,442
3.74%, 01/07/33, (1-day SOFR + 2.26%)(d)	265	242,468
4.47%, 12/10/31, (1-day SOFR + 1.10%)(d)	200	196,765
4.73%, 02/06/32, (1-day SOFR + 1.14%)(d)	150	147,647
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(d)	240	239,190
4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	340	339,176
5.00%, 09/11/30, (1-day SOFR + 1.70%)(d)	190	190,894
5.06%, 04/14/32, (1-day SOFR + 1.41%)(d)	150	149,729
5.30%, 05/09/31, (1-day SOFR + 1.72%)(d)	160	161,465

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.37%, 09/09/27	$210	$213,136
5.37%, 01/10/29, (1-day SOFR + 1.21%)(d)	295	298,358
5.40%, 09/11/35, (1-day SOFR + 2.05%)(d)	270	270,137
5.41%, 05/10/29	235	240,977
5.88%, 07/08/31, (1-day SOFR + 5.44%)(d)	200	203,883
6.72%, 01/18/29, (1-day SOFR + 3.18%)(d)	275	283,999
6.82%, 11/20/29, (1-day SOFR + 2.51%)(d)	350	366,652
7.08%, 02/10/34, (1-day SOFR + 3.65%)(d)	260	278,892
Fifth Third Bancorp
3.95%, 03/14/28	140	138,857
4.34%, 04/25/33, (1-day SOFR + 1.66%)(d)	100	96,402
4.57%, 04/29/32, (1-day SOFR + 0.95%)(d)	305	300,126
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(d)	190	189,852
4.90%, 09/06/30, (1-day SOFR + 1.49%)(d)	125	125,353
5.14%, 01/29/37, (1-day SOFR + 1.24%)(d)	110	107,730
5.63%, 01/29/32, (1-day SOFR + 1.84%)(d)	250	257,431
6.34%, 07/27/29, (1-day SOFR + 2.34%)(d)	255	263,895
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(d)	225	230,612
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(d)	30	30,013
Fifth Third Financial Corp.
4.00%, 02/01/29	145	142,880
5.98%, 01/30/30, (1-day SOFR + 2.16%)(d)	254	261,444
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(d)	75	72,868
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(d)	70	69,677
5.60%, 09/05/35, (5-year CMT + 1.85%)(d)	200	195,763
6.25%, 03/12/40, (5-year CMT + 1.97%)(d)	150	147,543
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	76,703
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(d)	55	55,448
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(d)	400	400,626
Goldman Sachs Capital I, 6.35%, 02/15/34	215	224,988
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(d)	750	747,428
5.09%, 04/20/34, (1-day SOFR + 1.34%)(d)	775	773,292
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(d)	592	520,877
2.38%, 07/21/32, (1-day SOFR + 1.25%)(d)	935	826,958
2.60%, 02/07/30	499	465,153
2.62%, 04/22/32, (1-day SOFR + 1.28%)(d)	775	697,928
2.65%, 10/21/32, (1-day SOFR + 1.26%)(d)	755	671,730
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	925	838,478
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(d)	590	585,975
3.80%, 03/15/30	488	473,472
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(d)	522	514,699
4.15%, 01/21/29, (1-day SOFR + 0.71%)(d)	1,040	1,032,945
4.15%, 10/21/29, (1-day SOFR + 0.90%)(d)	575	567,861
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(d)	786	780,220
4.37%, 10/21/31, (1-day SOFR + 1.06%)(d)	720	705,646
4.48%, 08/23/28, (1-day SOFR + 1.73%)(d)	420	420,013
4.52%, 01/21/32, (1-day SOFR + 0.96%)(d)	1,210	1,191,297
4.69%, 10/23/30, (1-day SOFR + 1.14%)(d)	475	474,260
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	680	660,233
Security	Par (000)	Value
Banks (continued)
4.97%, 06/03/32, (1-day SOFR + 1.03%)(d)	$625	$626,381
5.02%, 10/23/35, (1-day SOFR + 1.42%)(d)	750	739,045
5.05%, 07/23/30, (1-day SOFR + 1.21%)(d)	585	590,313
5.07%, 01/21/37, (1-day SOFR + 1.19%)(d)	900	880,297
5.21%, 01/28/31, (1-day SOFR + 1.08%)(d)	500	506,814
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	690	699,645
5.33%, 07/23/35, (1-day SOFR + 1.55%)(d)	690	693,853
5.39%, 02/02/41, (5-year CMT + 1.18%)(d)	505	492,293
5.43%, 06/03/37, (1-day SOFR + 1.31%)(d)	400	402,135
5.54%, 01/28/36, (1-day SOFR + 1.38%)(d)	695	706,861
5.73%, 04/25/30, (1-day SOFR + 1.27%)(d)	545	559,808
5.85%, 04/25/35, (1-day SOFR + 1.55%)(d)	535	556,651
6.13%, 02/15/33	275	295,518
6.48%, 10/24/29, (1-day SOFR + 1.77%)(d)	645	671,695
6.56%, 10/24/34, (1-day SOFR + 1.95%)(d)	330	358,324
HSBC Bank USA N.A, 5.88%, 11/01/34	90	93,899
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(d)	445	430,839
2.21%, 08/17/29, (1-day SOFR + 1.29%)(d)	440	417,966
2.36%, 08/18/31, (1-day SOFR + 1.95%)(d)	330	298,255
2.80%, 05/24/32, (1-day SOFR + 1.19%)(d)	655	592,243
2.85%, 06/04/31, (1-day SOFR + 2.39%)(d)	320	296,251
2.87%, 11/22/32, (1-day SOFR + 1.41%)(d)	355	318,897
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(d)	665	651,621
4.40%, 03/10/30, (1-day SOFR + 0.99%)(d)	410	406,403
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(d)	835	834,059
4.62%, 11/06/31, (1-day SOFR + 1.19%)(d)	480	474,281
4.68%, 03/10/32, (1-day SOFR + 1.21%)(d)	400	394,972
4.71%, 05/12/30, (1-day SOFR + 0.94%)(d)	200	199,529
4.76%, 06/09/28, (1-day SOFR + 2.11%)(d)	470	471,280
4.76%, 03/29/33, (1-day SOFR + 2.53%)(d)	405	395,327
4.90%, 03/03/29, (1-day SOFR + 1.03%)(d)	345	346,791
4.95%, 03/31/30	525	530,797
5.13%, 11/19/28, (1-day SOFR + 1.04%)(d)	200	201,527
5.13%, 03/03/31, (1-day SOFR + 1.29%)(d)	350	353,120
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	510	501,802
5.21%, 08/11/28, (1-day SOFR + 2.61%)(d)	485	488,713
5.21%, 05/12/34, (1-day SOFR + 1.32%)(d)	200	199,593
5.24%, 05/13/31, (1-day SOFR + 1.57%)(d)	450	455,739
5.28%, 03/10/37, (1-day SOFR + 1.55%)(d)	615	607,792
5.29%, 11/19/30, (1-day SOFR + 1.29%)(d)	445	451,463
5.40%, 08/11/33, (1-day SOFR + 2.87%)(d)	555	563,134
5.45%, 03/03/36, (1-day SOFR + 1.56%)(d)	470	474,075
5.55%, 03/04/30, (1-day SOFR + 1.46%)(d)	520	530,824
5.72%, 03/04/35, (1-day SOFR + 1.78%)(d)	315	324,148
5.73%, 05/17/32, (1-day SOFR + 1.52%)(d)	355	366,308
5.74%, 09/10/36, (1-day SOFR + 1.96%)(d)	305	307,413
5.79%, 05/13/36, (1-day SOFR + 1.88%)(d)	425	438,790
5.87%, 11/18/35, (1-day SOFR + 1.90%)(d)	385	393,659
6.16%, 03/09/29, (1-day SOFR + 1.97%)(d)	405	415,587
6.25%, 03/09/34, (1-day SOFR + 2.39%)(d)	505	537,583
6.55%, 06/20/34, (1-day SOFR + 2.98%)(d)	445	473,101
7.39%, 11/03/28, (1-day SOFR + 3.35%)(d)	485	503,576
7.40%, 11/13/34, (1-day SOFR + 3.02%)(d)	405	450,903
8.11%, 11/03/33, (1-day SOFR + 4.25%)(d)	370	425,694
HSBC USA, Inc., 4.65%, 06/03/28	225	226,293
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(d)	75	64,594
2.55%, 02/04/30	268	248,204

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.44%, 08/04/28, (1-day SOFR + 1.97%)(d)	$85	$84,933
4.62%, 01/28/32, (1-day SOFR + 0.99%)(d)	245	241,610
5.02%, 05/17/33, (1-day SOFR + 2.05%)(d)	90	89,490
5.27%, 01/15/31, (1-day SOFR + 1.28%)(d)	215	218,040
5.61%, 01/28/41, (5-year CMT + 1.35%)(d)	75	73,403
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(d)	360	368,798
6.14%, 11/18/39, (5-year CMT + 1.70%)(d)	80	81,778
6.21%, 08/21/29, (1-day SOFR + 2.02%)(d)	270	278,797
Huntington National Bank (The), 5.65%, 01/10/30	125	128,972
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	247,123
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(d)	200	181,672
4.05%, 04/09/29	235	232,332
4.25%, 03/28/33, (1-day SOFR + 2.07%)(d)	210	203,281
4.55%, 10/02/28	308	308,762
4.86%, 03/25/29, (1-day SOFR + 1.01%)(d)	200	201,224
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(d)	200	201,973
5.34%, 03/19/30, (1-day SOFR + 1.44%)(d)	260	264,755
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(d)	200	200,388
5.53%, 03/25/36, (1-day SOFR + 1.61%)(d)	200	203,187
5.55%, 03/19/35, (1-day SOFR + 1.77%)(d)	425	433,433
6.11%, 09/11/34, (1-day SOFR + 2.09%)(d)	250	265,631
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(d)	200	199,053
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(d)	355	312,929
1.95%, 02/04/32, (1-day SOFR + 1.07%)(d)	725	639,153
2.07%, 06/01/29, (1-day SOFR + 1.02%)(d)	470	448,121
2.18%, 06/01/28, (1-day SOFR + 1.89%)(d)	390	381,791
2.52%, 04/22/31, (1-day SOFR + 2.04%)(d)	650	600,070
2.55%, 11/08/32, (1-day SOFR + 1.18%)(d)	795	708,884
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(d)	800	722,673
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	845	795,541
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(d)	644	602,329
2.96%, 01/25/33, (1-day SOFR + 1.26%)(d)	785	711,977
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(d)	523	514,908
3.63%, 12/01/27	296	292,942
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(d)	580	565,929
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(d)	507	502,385
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(d)	577	572,852
4.25%, 10/01/27	358	358,301
4.26%, 10/22/31, (1-day SOFR + 0.93%)(d)	505	495,440
4.35%, 01/22/32, (1-day SOFR + 0.84%)(d)	470	461,697
4.41%, 04/23/30, (1-day SOFR + 0.82%)(d)	735	731,193
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	573	570,939
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(d)	690	686,427
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	470	470,696
Security	Par (000)	Value
Banks (continued)
4.57%, 06/14/30, (1-day SOFR + 1.75%)(d)	$495	$494,036
4.59%, 04/26/33, (1-day SOFR + 1.80%)(d)	555	546,633
4.60%, 10/22/30, (1-day SOFR + 1.04%)(d)	610	608,968
4.62%, 04/23/32, (1-day SOFR + 0.99%)(d)	665	659,760
4.81%, 10/22/36, (1-day SOFR + 1.19%)(d)	575	558,291
4.85%, 07/25/28, (1-day SOFR + 1.99%)(d)	380	381,852
4.90%, 01/22/37, (1-day SOFR + 1.07%)(d)	525	511,477
4.91%, 07/25/33, (1-day SOFR + 2.08%)(d)	1,025	1,026,284
4.92%, 01/24/29, (1-day SOFR + 0.80%)(d)	415	418,024
4.95%, 10/22/35, (1-day SOFR + 1.34%)(d)	670	661,381
4.98%, 07/22/28, (1-day SOFR + 0.93%)(d)	485	488,434
5.00%, 07/22/30, (1-day SOFR + 1.13%)(d)	600	605,849
5.01%, 01/23/30, (1-day SOFR + 1.31%)(d)	580	585,748
5.10%, 04/22/31, (1-day SOFR + 1.44%)(d)	585	594,424
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	615	624,378
5.15%, 04/23/37, (1-day SOFR + 1.26%)(d)	845	839,808
5.19%, 02/05/37, (1-day SOFR + 1.30%)(d)	325	319,893
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	890	898,584
5.30%, 07/24/29, (1-day SOFR + 1.45%)(d)	505	512,597
5.34%, 01/23/35, (1-day SOFR + 1.62%)(d)	780	790,953
5.35%, 06/01/34, (1-day SOFR + 1.85%)(d)	1,155	1,178,036
5.50%, 01/24/36, (1-day SOFR + 1.32%)(d)	620	634,386
5.57%, 04/22/36, (1-day SOFR + 1.68%)(d)	645	663,567
5.58%, 04/22/30, (1-day SOFR + 1.16%)(d)	615	630,688
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	670	679,712
5.72%, 09/14/33, (1-day SOFR + 2.58%)(d)	795	821,658
5.77%, 04/22/35, (1-day SOFR + 1.49%)(d)	730	759,401
6.09%, 10/23/29, (1-day SOFR + 1.57%)(d)	500	517,006
6.25%, 10/23/34, (1-day SOFR + 1.81%)(d)	865	928,342
8.75%, 09/01/30	162	186,702
Keybank National Association
3.90%, 04/13/29	250	244,230
4.90%, 08/08/32	250	245,732
5.00%, 01/26/33	65	64,348
5.85%, 11/15/27	250	254,466
6.95%, 02/01/28	50	51,772
KeyCorp
2.55%, 10/01/29	83	77,677
4.10%, 04/30/28	245	243,360
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(d)	155	151,839
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(d)	255	257,238
5.31%, 01/28/37, (1-day SOFR + 1.37%)(d)	55	54,163
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(d)	215	228,721
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	600	520,668
1.75%, 09/14/29	458	425,547
2.88%, 04/03/28	707	692,869
3.50%, 08/27/27	405	402,709
3.50%, 08/09/28	45	44,504
3.75%, 02/15/28	930	926,204
3.75%, 07/15/30	1,135	1,119,531
3.88%, 06/15/28	925	922,576
4.00%, 06/28/27	235	235,191
4.00%, 03/15/29	1,105	1,103,481
4.13%, 07/15/33	900	890,164
4.38%, 02/28/34	430	431,504
4.63%, 03/18/30	570	580,253
4.75%, 10/29/30	490	502,171

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series GLOB, 3.88%, 05/15/28	$230	$229,409
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	285	249,075
3.63%, 10/08/30	115	112,642
3.88%, 09/28/27	240	239,575
3.88%, 06/14/28	260	259,138
4.13%, 05/28/30	220	219,822
4.63%, 04/17/29	325	329,779
5.00%, 10/24/33	207	215,251
Series 37, 2.50%, 11/15/27	330	322,844
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(d)	380	375,362
4.24%, 02/10/30, (1-year CMT + 0.60%)(d)	200	197,762
4.38%, 03/22/28	300	299,726
4.43%, 11/04/31, (1-year CMT + 0.82%)(d)	200	196,739
4.55%, 08/16/28	305	305,492
4.82%, 06/13/29, (1-year CMT + 0.83%)(d)	200	201,130
4.94%, 11/04/36, (1-year CMT + 0.97%)(d)	200	193,793
4.98%, 08/11/33, (1-year CMT + 2.30%)(d)	255	253,939
5.09%, 11/26/28, (1-year CMT + 0.85%)(d)	255	257,406
5.59%, 11/26/35, (1-year CMT + 1.20%)(d)	200	204,061
5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	405	416,534
5.72%, 06/05/30, (1-year CMT + 1.07%)(d)	395	406,218
5.87%, 03/06/29, (1-year CMT + 1.70%)(d)	280	286,332
6.07%, 06/13/36, (1-year CMT + 1.60%)(d)	300	308,692
7.95%, 11/15/33, (1-year CMT + 3.75%)(d)	205	233,114
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(d)	150	150,034
4.83%, 01/16/29, (1-day SOFR + 0.93%)(d)	115	115,481
5.05%, 01/27/34, (1-day SOFR + 1.85%)(d)	230	228,356
5.18%, 07/08/31, (1-day SOFR + 1.40%)(d)	105	105,978
5.30%, 04/18/36, (5-year CMT + 1.38%)(d)	50	49,576
5.39%, 01/16/36, (1-day SOFR + 1.61%)(d)	195	194,764
5.40%, 07/30/35, (5-year CMT + 1.43%)(d)	65	64,809
6.08%, 03/13/32, (1-day SOFR + 2.26%)(d)	280	292,325
7.41%, 10/30/29, (1-day SOFR + 2.80%)(d)	220	233,646
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	150	150,620
4.76%, 07/06/28, (1-day SOFR + 0.95%)(d)	250	250,467
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	120	108,335
2.31%, 07/20/32, (1-year CMT + 0.95%)(d)	418	369,411
2.49%, 10/13/32, (1-year CMT + 0.97%)(d)	250	221,488
2.56%, 02/25/30	255	236,479
2.85%, 01/19/33, (1-year CMT + 1.10%)(d)	245	219,684
3.20%, 07/18/29	380	364,387
3.29%, 07/25/27	250	247,221
3.74%, 03/07/29	350	344,452
3.96%, 03/02/28	306	304,214
4.05%, 09/11/28	250	247,981
4.32%, 04/19/33, (1-year CMT + 1.55%)(d)	170	164,226
4.51%, 01/14/32, (1-year CMT + 0.80%)(d)	265	261,211
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	330	326,192
4.85%, 04/21/32, (1-year CMT + 0.92%)(d)	275	274,625
5.02%, 07/20/28, (1-year CMT + 1.95%)(d)	310	311,933
5.06%, 01/14/37, (1-year CMT + 0.90%)(d)	220	216,796
5.13%, 07/20/33, (1-year CMT + 2.13%)(d)	325	327,572
5.16%, 04/24/31, (1-year CMT + 1.17%)(d)	290	294,100
5.19%, 09/12/36, (1-year CMT + 0.93%)(d)	200	199,422
5.20%, 01/16/31, (1-year CMT + 0.78%)(d)	210	213,191
Security	Par (000)	Value
Banks (continued)
5.24%, 04/19/29, (1-year CMT + 1.70%)(d)	$200	$202,456
5.26%, 04/17/30, (1-year CMT + 0.82%)(d)	215	218,394
5.33%, 04/21/37, (1-year CMT + 1.02%)(d)	325	325,950
5.35%, 09/13/28, (1-year CMT + 1.90%)(d)	115	116,213
5.41%, 04/19/34, (1-year CMT + 1.97%)(d)	225	230,319
5.42%, 02/22/29, (1-year CMT + 1.38%)(d)	250	253,646
5.43%, 04/17/35, (1-year CMT + 1.00%)(d)	350	356,456
5.44%, 02/22/34, (1-year CMT + 1.63%)(d)	265	271,307
5.47%, 09/13/33, (1-year CMT + 2.13%)(d)	60	61,501
5.48%, 02/22/31, (1-year CMT + 1.53%)(d)	180	184,283
5.57%, 01/16/36, (1-year CMT + 0.95%)(d)	200	205,286
5.62%, 04/24/36, (1-year CMT + 1.27%)(d)	200	205,791
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(d)	160	142,627
2.17%, 05/22/32, (1-year CMT + 0.87%)(d)	200	176,326
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(d)	275	248,311
2.26%, 07/09/32, (1-year CMT + 0.90%)(d)	200	176,054
2.56%, 09/13/31	230	203,881
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(d)	125	115,032
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(d)	200	188,859
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(d)	205	195,891
3.17%, 09/11/27	245	241,504
3.26%, 05/22/30, (1-year CMT + 1.25%)(d)	120	115,461
4.02%, 03/05/28	295	293,224
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(d)	285	283,214
4.44%, 05/12/32, (1-year CMT + 0.70%)(d)	300	294,185
4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	380	379,551
5.05%, 05/12/37, (1-year CMT + 0.85%)(d)	200	196,897
5.38%, 05/26/30, (1-year CMT + 1.12%)(d)	200	204,089
5.38%, 07/10/30, (1-year CMT + 1.08%)(d)	200	203,941
5.41%, 09/13/28, (1-year CMT + 2.05%)(d)	225	227,707
5.58%, 05/26/35, (1-year CMT + 1.30%)(d)	200	205,447
5.59%, 07/10/35, (1-year CMT + 1.30%)(d)	215	220,828
5.67%, 05/27/29, (1-year CMT + 1.50%)(d)	50	51,108
5.67%, 09/13/33, (1-year CMT + 2.40%)(d)	200	207,358
5.74%, 05/27/31, (1-year CMT + 1.65%)(d)	25	25,871
5.75%, 05/27/34, (1-year CMT + 1.80%)(d)	200	207,912
5.75%, 07/06/34, (1-year CMT + 1.90%)(d)	220	228,782
5.78%, 07/06/29, (1-year CMT + 1.65%)(d)	320	328,077
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(d)	685	596,362
1.93%, 04/28/32, (1-day SOFR + 1.02%)(d)	705	614,109
2.24%, 07/21/32, (1-day SOFR + 1.18%)(d)	850	747,195
2.48%, 09/16/36, (1-day SOFR + 1.36%)(d)	560	486,982
2.51%, 10/20/32, (1-day SOFR + 1.20%)(d)	665	589,127
2.70%, 01/22/31, (1-day SOFR + 1.14%)(d)	805	749,453
2.94%, 01/21/33, (1-day SOFR + 1.29%)(d)	655	590,221
3.59%, 07/22/28(d)	716	708,935
3.62%, 04/01/31, (1-day SOFR + 3.12%)(d)	675	648,064
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(d)	676	667,820
4.24%, 01/09/30, (1-day SOFR + 0.80%)(d)	590	583,617
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(d)	674	669,982
4.49%, 01/16/32, (1-day SOFR + 0.95%)(d)	630	620,031

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(d)	$640	$637,417
4.65%, 10/18/30, (1-day SOFR + 1.10%)(d)	685	682,210
4.71%, 03/12/32, (1-day SOFR + 1.20%)(d)	670	663,885
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(d)	395	393,228
4.89%, 07/20/33, (1-day SOFR + 2.08%)(d)	460	458,392
4.99%, 04/12/29, (1-day SOFR + 1.38%)(d)	460	463,525
5.04%, 07/19/30, (1-day SOFR + 1.22%)(d)	695	701,150
5.07%, 01/30/37, (1-day SOFR + 1.18%)(d)	890	872,400
5.12%, 02/01/29, (1-day SOFR + 1.73%)(d)	525	529,814
5.16%, 04/20/29, (1-day SOFR + 1.59%)(d)	695	702,195
5.17%, 01/16/30, (1-day SOFR + 1.45%)(d)	515	521,087
5.19%, 04/17/31, (1-day SOFR + 1.51%)(d)	650	659,504
5.23%, 01/15/31, (1-day SOFR + 1.11%)(d)	610	619,062
5.25%, 04/21/34, (1-day SOFR + 1.87%)(d)	790	798,119
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(d)	785	782,887
5.30%, 04/20/37, (1-day SOFR + 2.62%)(d)	405	405,441
5.31%, 01/18/41, (5-year CMT + 1.17%)(d)	200	195,199
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	765	771,810
5.42%, 07/21/34, (1-day SOFR + 1.88%)(d)	660	672,779
5.45%, 07/20/29, (1-day SOFR + 1.63%)(d)	390	396,648
5.47%, 01/18/35, (1-day SOFR + 1.73%)(d)	675	687,639
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	625	640,740
5.66%, 04/18/30, (1-day SOFR + 1.26%)(d)	565	579,270
5.66%, 04/17/36, (1-day SOFR + 1.76%)(d)	465	478,883
5.83%, 04/19/35, (1-day SOFR + 1.58%)(d)	765	797,213
5.94%, 02/07/39, (5-year CMT + 1.80%)(d)	315	325,472
5.95%, 01/19/38, (5-year CMT + 2.43%)(d)	420	434,925
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	500	512,587
6.34%, 10/18/33, (1-day SOFR + 2.56%)(d)	695	744,346
6.41%, 11/01/29, (1-day SOFR + 1.83%)(d)	410	426,210
6.63%, 11/01/34, (1-day SOFR + 2.05%)(d)	530	578,673
7.25%, 04/01/32	330	372,555
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	435	429,902
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	610	598,142
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(d)	425	412,187
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(d)	250	250,741
4.97%, 07/14/28, (1-day SOFR + 0.93%)(d)	350	352,107
5.02%, 01/12/29, (1-day SOFR + 0.91%)(d)	460	463,414
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(d)	525	523,238
4.21%, 02/08/30, (1-day SOFR + 0.76%)(d)	500	494,326
4.47%, 11/19/31, (1-day SOFR + 1.02%)(d)	500	492,332
4.73%, 07/18/31, (1-day SOFR + 1.08%)(d)	460	458,472
National Australia Bank Ltd./New York
3.91%, 06/09/27	160	159,652
4.31%, 06/13/28	250	250,233
4.43%, 06/04/29	250	250,232
4.50%, 10/26/27	250	251,183
4.53%, 06/13/30	250	251,205
4.79%, 01/10/29	250	253,454
4.90%, 01/14/30	250	254,123
4.94%, 01/12/28	250	252,786
5.09%, 06/11/27	250	252,617
Security	Par (000)	Value
Banks (continued)
National Bank of Canada
4.50%, 10/10/29	$30	$29,892
5.60%, 12/18/28	270	277,481
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(d)	200	183,207
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(d)	255	253,320
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(d)	335	336,926
4.96%, 08/15/30, (1-year CMT + 1.22%)(d)	260	261,743
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(d)	390	393,399
5.12%, 05/23/31, (1-year CMT + 1.05%)(d)	200	201,783
5.52%, 09/30/28, (1-year CMT + 2.27%)(d)	220	223,062
5.78%, 03/01/35, (1-year CMT + 1.50%)(d)	295	305,472
5.81%, 09/13/29, (1-year CMT + 1.95%)(d)	250	256,341
6.02%, 03/02/34, (1-year CMT + 2.10%)(d)	200	210,275
6.48%, 06/01/34, (5-year CMT + 2.20%)(d)	210	217,515
Northern Trust Corp.
1.95%, 05/01/30	130	118,419
3.15%, 05/03/29	127	123,256
3.65%, 08/03/28	96	94,881
4.15%, 11/19/30	145	143,215
5.12%, 11/19/40, (5-year CMT + 1.05%)(d)	65	63,639
6.13%, 11/02/32	180	192,858
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	130	129,273
3.75%, 09/05/29	240	237,272
3.75%, 09/10/30	45	44,280
3.75%, 01/15/31	55	54,038
4.00%, 05/28/28	200	199,766
4.13%, 01/18/29	485	485,504
4.25%, 03/01/28	295	295,840
4.50%, 01/24/30	300	303,419
Pinnacle Bank/Nashville, 5.63%, 02/15/28	35	35,395
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(d)	70	70,333
6.17%, 11/01/30, (1-day SOFR + 2.35%)(d)	110	112,891
PNC Bank N.A.
2.70%, 10/22/29	250	235,386
3.25%, 01/22/28	260	256,186
4.05%, 07/26/28	305	302,142
4.43%, 07/21/28, (1-day SOFR + 0.73%)(d)	250	249,991
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(d)	274	244,616
2.55%, 01/22/30	510	475,603
3.45%, 04/23/29	519	505,962
4.08%, 01/26/29, (1-day SOFR + 0.61%)(d)	60	59,629
4.62%, 10/26/29, (1-day SOFR + 0.68%)(d)	150	150,106
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(d)	220	213,710
4.81%, 10/21/32, (1-day SOFR + 1.26%)(d)	380	378,915
4.90%, 05/13/31, (1-day SOFR + 1.33%)(d)	230	231,639
5.07%, 01/24/34, (1-day SOFR + 1.93%)(d)	365	366,148
5.22%, 01/29/31, (1-day SOFR + 1.07%)(d)	275	279,940
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	270	273,774
5.37%, 07/21/36, (1-day SOFR + 1.42%)(d)	100	100,904
5.40%, 07/23/35, (1-day SOFR + 1.60%)(d)	380	385,542
5.42%, 01/25/41, (5-year CMT + 1.17%)(d)	135	132,447
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	430	440,806
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	572	584,697
5.58%, 01/29/36, (1-day SOFR + 1.39%)(d)	345	353,310
5.68%, 01/22/35, (1-day SOFR + 1.90%)(d)	380	392,112
5.94%, 08/18/34, (1-day SOFR + 1.95%)(d)	140	147,193

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	$360	$379,442
6.88%, 10/20/34, (1-day SOFR + 2.28%)(d)	520	574,487
Regions Financial Corp.
1.80%, 08/12/28	170	160,216
5.50%, 09/06/35, (1-day SOFR + 2.06%)(d)	170	171,316
5.72%, 06/06/30, (1-day SOFR + 1.49%)(d)	150	153,865
Royal Bank of Canada
2.30%, 11/03/31	505	451,213
3.88%, 05/04/32	305	292,637
4.00%, 11/03/28, (1-day SOFR + 0.70%)(d)	105	104,426
4.24%, 08/03/27	350	350,270
4.31%, 11/03/31, (1-day SOFR + 0.98%)(d)	275	270,247
4.40%, 04/17/30, (1-day SOFR + 0.84%)(d)	380	377,741
4.50%, 08/06/29, (1-day SOFR + 0.89%)(d)	310	309,773
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	225	225,593
4.61%, 05/03/32, (1-day SOFR + 1.01%)(d)	345	342,035
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(d)	450	450,708
4.70%, 08/06/31, (1-day SOFR + 1.06%)(d)	250	249,573
4.90%, 01/12/28	220	222,212
4.95%, 02/01/29	175	177,928
4.97%, 01/24/29, (1-day SOFR + 0.83%)(d)	350	352,671
4.97%, 08/02/30, (1-day SOFR + 1.10%)(d)	310	312,977
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(d)	240	242,456
5.00%, 02/01/33	420	423,933
5.00%, 05/02/33	230	232,372
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	350	355,045
5.15%, 02/01/34	345	352,484
5.20%, 08/01/28	280	285,157
6.00%, 11/01/27	355	363,684
Santander Holdings USA, Inc.
4.40%, 07/13/27	304	303,996
5.35%, 09/06/30, (1-day SOFR + 1.94%)(d)	155	156,621
5.47%, 03/20/29, (1-day SOFR + 1.61%)(d)	175	177,127
5.74%, 03/20/31, (1-day SOFR + 1.88%)(d)	150	153,818
6.17%, 01/09/30, (1-day SOFR + 2.50%)(d)	165	170,069
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	145	153,495
6.50%, 03/09/29, (1-day SOFR + 2.36%)(d)	240	247,002
6.57%, 06/12/29, (1-day SOFR + 2.70%)(d)	205	212,177
7.66%, 11/09/31, (1-day SOFR + 3.28%)(d)	115	126,567
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(d)	240	237,449
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(d)	210	210,129
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(d)	260	252,374
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(d)	230	235,873
6.53%, 01/10/29, (1-day SOFR + 2.60%)(d)	260	267,528
State Street Bank & Trust Co., 4.78%, 11/23/29	250	253,559
State Street Corp.
2.20%, 03/03/31	170	152,378
2.40%, 01/24/30	231	216,149
2.62%, 02/07/33, (1-day SOFR + 1.00%)(d)	140	124,973
3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	55	51,602
3.15%, 03/30/31, (1-day SOFR + 2.65%)(d)	100	95,149
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(d)	140	139,055
Security	Par (000)	Value
Banks (continued)
4.16%, 08/04/33, (1-day SOFR + 1.73%)(d)	$239	$230,108
4.33%, 10/22/27	260	260,575
4.42%, 05/13/33, (1-day SOFR + 1.61%)(d)	130	127,428
4.53%, 02/20/29, (1-day SOFR + 1.02%)(d)	220	220,612
4.54%, 02/28/28	325	326,925
4.56%, 04/23/32, (1-day SOFR + 0.91%)(d)	190	188,451
4.68%, 10/22/32, (1-day SOFR + 1.05%)(d)	220	219,381
4.73%, 02/28/30	215	216,797
4.78%, 10/23/36, (1-day SOFR + 1.22%)(d)	150	146,053
4.82%, 01/26/34, (1-day SOFR + 1.57%)(d)	190	189,000
4.83%, 04/24/30	280	283,575
5.09%, 04/24/37, (1-day SOFR + 1.20%)(d)	145	144,019
5.15%, 02/28/36, (1-day SOFR + 1.22%)(d)	195	195,413
5.16%, 05/18/34, (1-day SOFR + 1.89%)(d)	320	323,973
5.68%, 11/21/29, (1-day SOFR + 1.48%)(d)	275	282,998
5.82%, 11/04/28, (1-day SOFR + 1.72%)(d)	125	127,557
6.12%, 11/21/34, (1-day SOFR + 1.96%)(d)	55	57,943
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	200	174,814
1.90%, 09/17/28	435	410,583
2.13%, 07/08/30	165	149,113
2.14%, 09/23/30	195	174,567
2.22%, 09/17/31	280	245,588
2.47%, 01/14/29	200	189,784
2.75%, 01/15/30	295	275,762
3.04%, 07/16/29	550	524,188
3.35%, 10/18/27	215	212,285
3.36%, 07/12/27	365	361,517
3.54%, 01/17/28	180	177,583
3.94%, 07/19/28	90	89,074
4.11%, 01/15/29	200	198,036
4.31%, 10/16/28	170	169,506
4.49%, 01/15/32, (1-day SOFR + 1.02%)(d)	205	202,064
4.95%, 07/08/33, (1-day SOFR + 1.38%)(d)	30	29,923
5.05%, 01/15/37, (1-day SOFR + 1.22%)(d)	360	355,169
5.25%, 07/08/36, (1-day SOFR + 1.50%)(d)	200	201,366
5.32%, 07/09/29	200	203,873
5.33%, 03/03/41, (5-year CMT + 1.30%)(d)	100	97,835
5.42%, 07/09/31	225	230,804
5.52%, 01/13/28	405	412,116
5.56%, 07/09/34	315	324,473
5.63%, 01/15/35	200	206,942
5.71%, 01/13/30	235	242,737
5.72%, 09/14/28	235	240,904
5.77%, 01/13/33	425	444,148
5.78%, 07/13/33	200	208,805
5.80%, 07/13/28	220	225,732
5.81%, 09/14/33	220	230,250
5.85%, 07/13/30	215	223,663
Synchrony Bank, 5.63%, 08/23/27	250	252,682
Toronto-Dominion Bank(The)
2.00%, 09/10/31	265	234,599
2.45%, 01/12/32	175	155,305
3.20%, 03/10/32	375	345,370
3.91%, 01/13/28	185	183,685
4.11%, 06/08/27	432	431,828
4.11%, 10/13/28	260	257,962
4.36%, 04/23/29	180	179,324
4.41%, 01/13/31	75	74,263
4.46%, 06/08/32	455	448,031
4.57%, 06/02/28	260	260,739

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.69%, 09/15/27	$420	$422,180
4.78%, 12/17/29	320	322,884
4.81%, 06/03/30	355	357,161
4.86%, 01/31/28	220	221,503
4.87%, 04/22/33	150	149,037
4.93%, 10/15/35	235	230,935
4.99%, 04/05/29	250	253,348
5.15%, 09/10/34, (5-year CMT + 1.50%)(d)	115	115,677
5.16%, 01/10/28	310	313,672
5.30%, 01/30/32	195	199,470
5.52%, 07/17/28	295	301,680
Truist Bank
2.25%, 03/11/30	265	241,650
4.14%, 10/23/29, (1-day SOFR + 0.91%)(d)	250	247,543
4.42%, 07/24/28, (1-day SOFR + 0.77%)(d)	260	259,846
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(d)	250	248,590
Truist Financial Corp.
1.13%, 08/03/27	214	206,611
1.89%, 06/07/29, (1-day SOFR + 0.86%)(d)	230	218,265
1.95%, 06/05/30	140	126,509
3.88%, 03/19/29	160	156,841
4.12%, 06/06/28, (1-day SOFR + 1.37%)(d)	240	239,433
4.60%, 01/27/32, (1-day SOFR + 0.97%)(d)	215	212,425
4.87%, 01/26/29, (1-day SOFR + 1.44%)(d)	315	316,990
4.92%, 07/28/33, (1-day SOFR + 2.24%)(d)	240	235,279
4.96%, 10/23/36, (1-day SOFR + 1.40%)(d)	180	174,673
5.07%, 05/20/31, (1-day SOFR + 1.31%)(d)	250	252,844
5.12%, 01/26/34, (1-day SOFR + 1.85%)(d)	330	329,882
5.15%, 08/05/32, (1-day SOFR + 1.57%)(d)	285	287,916
5.44%, 01/24/30, (1-day SOFR + 1.62%)(d)	342	348,854
5.71%, 01/24/35, (1-day SOFR + 1.92%)(d)	455	468,654
5.87%, 06/08/34, (1-day SOFR + 2.36%)(d)	294	305,958
6.12%, 10/28/33, (1-day SOFR + 2.30%)(d)	195	206,191
7.16%, 10/30/29, (1-day SOFR + 2.45%)(d)	385	407,385
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(d)	280	276,956
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(d)	220	217,917
U.S. Bancorp
1.38%, 07/22/30	400	352,125
2.49%, 11/03/36, (5-year CMT + 0.95%)(d)	225	195,527
2.68%, 01/27/33, (1-day SOFR + 1.02%)(d)	215	191,509
3.00%, 07/30/29	225	214,597
3.90%, 04/26/28	237	235,437
4.48%, 01/26/32, (1-day SOFR + 0.87%)(d)	200	197,341
4.55%, 07/22/28, (1-day SOFR + 1.66%)(d)	410	410,649
4.65%, 02/01/29, (1-day SOFR + 1.23%)(d)	405	406,220
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	485	478,687
4.97%, 07/22/33, (1-day SOFR + 2.11%)(d)	315	311,755
5.03%, 01/26/37, (1-day SOFR + 1.10%)(d)	105	103,309
5.05%, 02/12/31, (1-day SOFR + 1.06%)(d)	225	227,929
5.08%, 05/15/31, (1-day SOFR + 1.30%)(d)	231	234,140
5.10%, 07/23/30, (1-day SOFR + 1.25%)(d)	300	304,500
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)(d)	380	387,447
5.42%, 02/12/36, (1-day SOFR + 1.41%)(d)	220	223,990
5.68%, 01/23/35, (1-day SOFR + 1.86%)(d)	405	418,360
5.72%, 05/20/41, (5-year CMT + 1.25%)(d)	100	100,222
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	405	414,839
5.84%, 06/12/34, (1-day SOFR + 2.26%)(d)	411	428,938
5.85%, 10/21/33, (1-day SOFR + 2.09%)(d)	335	350,453
Security	Par (000)	Value
Banks (continued)
UBS AG/London, 5.65%, 09/11/28	$280	$287,904
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(d)	250	249,553
4.63%, 02/16/32, (1-day SOFR + 1.11%)(d)	250	249,058
4.68%, 11/29/30, (1-day SOFR + 0.74%)(d)	250	250,553
Wachovia Corp., 5.50%, 08/01/35	35	35,308
Webster Financial Corp., 4.10%, 03/25/29	50	48,828
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(d)	772	757,179
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(d)	670	620,953
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	840	792,970
3.35%, 03/02/33, (1-day SOFR + 1.50%)(d)	950	874,480
4.08%, 09/15/29, (1-day SOFR + 0.88%)(d)	400	395,370
4.15%, 01/24/29	287	284,980
4.18%, 01/23/30, (1-day SOFR + 0.74%)(d)	485	480,062
4.30%, 07/22/27	533	532,693
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(d)	580	574,916
4.58%, 05/20/29, (1-day SOFR + 0.72%)(d)	425	424,859
4.81%, 07/25/28, (1-day SOFR + 1.98%)(d)	525	526,978
4.84%, 05/20/32, (1-day SOFR + 0.97%)(d)	425	424,646
4.89%, 09/15/36, (1-day SOFR + 1.34%)(d)	500	487,692
4.90%, 07/25/33, (1-day SOFR + 2.10%)(d)	1,020	1,016,354
4.96%, 01/23/37, (1-day SOFR + 1.10%)(d)	565	552,058
4.97%, 04/23/29, (1-day SOFR + 1.37%)(d)	500	503,766
5.15%, 04/23/31, (1-day SOFR + 1.50%)(d)	835	847,360
5.20%, 01/23/30, (1-day SOFR + 1.50%)(d)	610	618,957
5.21%, 12/03/35, (1-day SOFR + 1.38%)(d)	690	690,468
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	485	493,207
5.38%, 02/07/35	370	379,855
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	890	905,495
5.50%, 01/23/35, (1-day SOFR + 1.78%)(d)	790	805,992
5.56%, 07/25/34, (1-day SOFR + 1.99%)(d)	1,040	1,069,182
5.57%, 07/25/29, (1-day SOFR + 1.74%)(d)	930	948,008
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	405	415,510
6.30%, 10/23/29, (1-day SOFR + 1.79%)(d)	675	700,960
6.49%, 10/23/34, (1-day SOFR + 2.06%)(d)	815	882,692
Series B, 7.95%, 11/15/29	100	109,886
Westpac Banking Corp.
1.95%, 11/20/28	261	247,117
2.15%, 06/03/31	250	224,177
2.65%, 01/16/30	165	155,498
2.67%, 11/15/35, (5-year CMT + 1.75%)(d)	285	257,116
3.02%, 11/18/36, (5-year CMT + 1.53%)(d)	230	205,896
3.40%, 01/25/28	227	224,235
4.04%, 08/26/27	170	169,886
4.11%, 07/24/34, (5-year CMT + 2.00%)(d)	230	224,551
4.35%, 07/01/30	215	214,706
5.05%, 04/16/29	185	188,924
5.41%, 08/10/33, (1-year CMT + 2.68%)(d)	230	232,906
5.46%, 11/18/27	315	320,722
5.54%, 11/17/28	285	293,846
5.62%, 11/20/35, (1-year CMT + 1.20%)(d)	250	252,820
6.82%, 11/17/33	235	256,851
Westpac Banking Corp./New York
4.15%, 05/11/28	250	249,730
Series ., 4.45%, 06/12/31	250	248,832
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,699

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Zions Bancorp NA
3.25%, 10/29/29	$80	$75,183
6.82%, 11/19/35, (1-day SOFR + 2.83%)(d)	30	31,217
		311,284,616
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	1,250	1,216,957
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	380	367,020
4.75%, 01/23/29	674	679,556
4.90%, 01/23/31	240	244,083
5.00%, 06/15/34	250	252,590
5.88%, 06/15/35	40	42,752
Brown-Forman Corp., 4.75%, 04/15/33	125	123,289
Coca-Cola Co.(The)
1.00%, 03/15/28	110	104,251
1.38%, 03/15/31	308	268,601
1.45%, 06/01/27	360	351,326
1.50%, 03/05/28	75	71,828
1.65%, 06/01/30	305	275,373
2.00%, 03/05/31	190	170,834
2.13%, 09/06/29	225	211,103
2.25%, 01/05/32	465	416,572
3.45%, 03/25/30	293	284,599
4.65%, 08/14/34(a)	165	165,320
5.00%, 05/13/34	165	169,489
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	175	178,446
5.45%, 06/01/34	105	107,942
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	79,225
2.75%, 01/22/30	100	93,446
Constellation Brands, Inc.
2.25%, 08/01/31	340	300,024
2.88%, 05/01/30	115	107,777
3.15%, 08/01/29	210	201,085
3.60%, 02/15/28	115	113,420
4.65%, 11/15/28	135	135,349
4.75%, 05/09/32	115	113,942
4.80%, 01/15/29	95	95,496
4.80%, 05/01/30	90	90,587
4.85%, 05/06/31	50	50,026
4.90%, 05/01/33	135	133,769
4.95%, 11/01/35	85	82,739
Diageo Capital PLC
2.00%, 04/29/30	290	263,112
2.13%, 04/29/32	70	60,545
2.38%, 10/24/29	225	210,009
3.88%, 05/18/28	60	59,474
5.30%, 10/24/27	210	212,918
5.50%, 01/24/33	50	51,697
5.63%, 10/05/33	225	234,549
Diageo Investment Corp.
5.63%, 04/15/35	200	207,777
7.45%, 04/15/35	35	40,923
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	120	106,767
3.20%, 05/01/30	175	164,710
3.43%, 06/15/27	135	133,657
3.95%, 04/15/29	240	235,551
4.05%, 04/15/32	190	181,054
Security	Par (000)	Value
Beverages (continued)
4.35%, 05/15/28	$135	$134,623
4.60%, 05/25/28	280	280,236
4.60%, 05/15/30	125	124,231
5.05%, 03/15/29(a)	115	116,168
5.15%, 05/15/35	105	103,208
5.30%, 03/15/34	160	160,024
Series 10, 5.20%, 03/15/31	115	116,525
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	75	74,926
5.05%, 03/26/31(b)	75	75,055
5.70%, 03/26/36(b)	100	100,939
Molson Coors Beverage Co.
4.90%, 07/08/31	70	70,219
5.50%, 07/08/36	130	130,990
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	125	125,700
4.70%, 02/16/34	115	114,540
PepsiCo, Inc.
1.40%, 02/25/31	215	187,592
1.63%, 05/01/30	269	242,580
1.95%, 10/21/31	295	259,907
2.63%, 07/29/29	258	245,503
2.75%, 03/19/30	325	306,527
3.00%, 10/15/27	198	195,410
3.60%, 02/18/28	210	208,194
3.90%, 07/18/32	230	223,376
4.10%, 01/15/29	155	154,601
4.30%, 07/23/30	170	170,199
4.45%, 02/07/28	155	155,727
4.45%, 05/15/28	165	165,976
4.45%, 02/15/33	205	205,005
4.50%, 07/17/29	140	140,857
4.60%, 02/07/30	155	156,676
4.65%, 07/23/32	210	211,151
4.80%, 07/17/34	110	110,716
5.00%, 02/07/35	280	282,580
5.00%, 07/23/35	250	252,140
7.00%, 03/01/29	135	144,334
		15,207,994
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	265	249,877
2.00%, 01/15/32	250	216,084
2.30%, 02/25/31	290	261,826
2.45%, 02/21/30	265	245,923
3.00%, 02/22/29	210	202,621
3.20%, 11/02/27	112	110,384
3.35%, 02/22/32	235	218,529
4.05%, 08/18/29	375	370,489
4.20%, 02/19/31	175	171,922
4.20%, 03/01/33	185	178,282
4.85%, 02/19/36	335	328,475
5.15%, 03/02/28	780	789,760
5.25%, 03/02/30	630	643,700
5.25%, 03/02/33	890	908,822
Biogen, Inc.
2.25%, 05/01/30	375	342,442
5.05%, 01/15/31	70	71,003
5.75%, 05/15/35	150	156,324
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	210	195,819

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.
1.20%, 10/01/27	$195	$187,527
1.65%, 10/01/30	240	213,023
4.25%, 05/20/28	145	144,976
4.40%, 05/20/29	205	205,014
4.60%, 05/20/31	155	155,158
4.60%, 09/01/35	15	14,636
4.80%, 11/15/29	180	182,198
4.90%, 05/20/34	170	170,293
5.10%, 06/15/35	90	90,816
5.25%, 10/15/33	225	231,921
Illumina, Inc.
2.55%, 03/23/31	130	117,607
4.75%, 12/12/30	105	104,548
5.75%, 12/13/27	140	142,377
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	318	281,588
Royalty Pharma PLC
1.75%, 09/02/27	245	237,081
2.15%, 09/02/31	139	122,087
2.20%, 09/02/30	235	212,353
4.45%, 03/25/31	85	83,725
5.15%, 09/02/29	160	162,310
5.20%, 09/25/35	140	139,003
5.40%, 09/02/34	175	177,096
		9,037,619
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.70%, 04/07/28	85	85,286
4.95%, 04/07/30	45	45,405
5.40%, 04/07/35	220	223,398
Carlisle Companies, Inc.
2.20%, 03/01/32	152	131,463
2.75%, 03/01/30	210	196,489
3.75%, 12/01/27	180	178,341
5.25%, 09/15/35	40	40,038
Carrier Global Corp.
2.70%, 02/15/31	185	169,864
2.72%, 02/15/30	470	439,873
5.90%, 03/15/34	160	168,705
CRH America Finance, Inc.
4.40%, 02/09/31	190	187,407
5.00%, 02/09/36	225	221,163
5.40%, 05/21/34	210	214,414
5.50%, 01/09/35	200	204,216
CRH SMW Finance DAC
5.13%, 01/09/30	200	203,136
5.20%, 05/21/29	200	204,132
Eagle Materials, Inc.
2.50%, 07/01/31	165	147,572
5.00%, 03/15/36	105	101,357
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	140	133,621
4.00%, 03/25/32	115	108,796
5.88%, 06/01/33(a)	145	150,678
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	130	115,770
2.00%, 09/16/31	160	139,833
4.90%, 12/01/32	155	155,583
5.50%, 04/19/29	200	205,380
Security	Par (000)	Value
Building Materials (continued)
Lennox International, Inc.
1.70%, 08/01/27	$105	$101,927
5.50%, 09/15/28	135	137,769
Martin Marietta Materials, Inc.
2.40%, 07/15/31	255	228,396
3.45%, 06/01/27	50	49,558
3.50%, 12/15/27	139	137,251
5.15%, 12/01/34	70	70,369
Series CB, 2.50%, 03/15/30	155	143,254
Masco Corp.
1.50%, 02/15/28	145	137,982
2.00%, 10/01/30	85	75,629
2.00%, 02/15/31	150	132,226
3.50%, 11/15/27	95	93,679
Mohawk Industries, Inc., 5.85%, 09/18/28	100	102,594
Owens Corning
3.50%, 02/15/30	80	76,925
3.88%, 06/01/30	115	111,698
3.95%, 08/15/29	95	93,363
5.50%, 06/15/27	90	91,119
5.70%, 06/15/34	195	201,948
Trane Technologies Financing Ltd.
3.80%, 03/21/29	173	170,313
5.10%, 06/13/34	115	116,527
5.25%, 03/03/33	210	215,341
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	150	148,385
Vulcan Materials Co.
3.50%, 06/01/30	190	181,979
4.95%, 12/01/29	130	131,606
5.35%, 12/01/34	155	157,719
		7,279,477
Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	172	156,695
4.30%, 06/11/28	165	165,098
4.60%, 02/08/29	200	201,173
4.75%, 02/08/31	125	126,158
4.80%, 03/03/33	150	151,081
4.85%, 02/08/34	265	265,212
4.90%, 10/11/32	105	105,968
Albemarle Corp., 5.05%, 06/01/32	58	58,185
Cabot Corp.
4.00%, 07/01/29	68	66,680
5.00%, 06/30/32	100	100,068
CF Industries, Inc.
5.15%, 03/15/34	175	174,429
5.30%, 11/26/35	215	214,553
Dow Chemical Co.(The)
2.10%, 11/15/30	200	177,047
4.25%, 10/01/34	35	32,108
4.80%, 11/30/28	168	168,516
4.80%, 01/15/31	185	183,326
5.15%, 02/15/34	145	142,893
5.35%, 03/15/35(a)	155	153,307
5.65%, 03/15/36(a)	100	100,056
6.30%, 03/15/33	130	137,326
7.38%, 11/01/29	142	153,457
DuPont de Nemours, Inc.
4.73%, 11/15/28	45	45,150
4.73%, 11/15/28(b)	250	250,309

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.50%, 12/01/28	$60	$59,858
4.50%, 02/20/31	110	107,952
5.00%, 08/01/29	180	181,562
5.63%, 02/20/34	155	157,956
5.75%, 03/08/33(a)	120	124,372
Ecolab, Inc.
1.30%, 01/30/31	158	136,476
2.13%, 02/01/32	152	133,390
3.25%, 12/01/27	159	157,009
4.30%, 06/15/28	145	145,020
4.60%, 06/15/29	200	200,872
4.80%, 03/24/30	182	183,891
4.80%, 06/15/31	200	201,499
5.00%, 09/01/35	115	114,932
5.15%, 06/15/33	200	203,097
5.25%, 01/15/28	155	157,281
5.35%, 06/15/36	200	203,259
EIDP, Inc.
2.30%, 07/15/30	176	162,355
4.80%, 05/15/33	125	123,430
5.13%, 05/15/32	140	141,658
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	46	45,953
Linde, Inc./CT, 1.10%, 08/10/30	186	163,083
Lubrizol Corp. (The), 6.50%, 10/01/34	55	61,017
LYB International Finance III LLC
2.25%, 10/01/30	145	130,029
5.13%, 01/15/31	5	5,010
5.50%, 03/01/34	105	105,084
5.63%, 05/15/33	105	106,450
5.88%, 01/15/36(a)	235	238,121
6.15%, 05/15/35	105	108,734
Mosaic Co.(The)
4.05%, 11/15/27	195	193,809
4.35%, 01/15/29	10	9,911
4.60%, 11/15/30	20	19,751
5.38%, 11/15/28	150	152,433
5.45%, 11/15/33(a)	80	81,040
NewMarket Corp., 2.70%, 03/18/31	115	104,271
Nutrien Ltd.
2.95%, 05/13/30	154	144,700
4.13%, 03/15/35	95	87,493
4.20%, 04/01/29	155	153,774
4.85%, 05/29/31	100	100,218
4.90%, 03/27/28	205	206,699
5.20%, 06/21/27	150	151,351
5.25%, 03/12/32	155	157,843
5.35%, 05/29/36	100	100,310
5.40%, 06/21/34	150	152,848
PPG Industries, Inc.
2.55%, 06/15/30	90	83,519
2.80%, 08/15/29	85	80,482
3.75%, 03/15/28	225	222,726
4.38%, 03/15/31	110	108,365
RPM International, Inc.
2.95%, 01/15/32	90	81,371
4.55%, 03/01/29	82	81,956
Sherwin-Williams Co.(The)
2.20%, 03/15/32	120	104,792
2.30%, 05/15/30	117	107,236
Security	Par (000)	Value
Chemicals (continued)
2.95%, 08/15/29	$210	$200,140
3.45%, 06/01/27	395	392,060
4.30%, 08/15/28	150	149,381
4.50%, 08/15/30	115	114,507
4.55%, 03/01/28	125	125,231
4.80%, 09/01/31	125	125,439
5.15%, 08/15/35	110	110,303
Westlake Corp.
3.38%, 06/15/30	85	80,839
5.55%, 11/15/35	80	79,708
		11,252,651
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30	200	175,779
1.70%, 05/15/28	285	272,164
4.45%, 09/09/34	195	190,876
4.75%, 05/08/32	265	266,034
5.00%, 05/07/36	150	149,596
Block Financial LLC
2.50%, 07/15/28	130	123,983
3.88%, 08/15/30	160	152,340
5.38%, 09/15/32	65	63,894
Cintas Corp. No. 2
4.00%, 05/01/32	196	189,973
4.20%, 05/01/28	75	74,888
Cornell University
4.84%, 06/15/34	125	125,796
Series 2025, 4.17%, 06/15/30	75	74,327
Series 2025, 4.73%, 06/15/35	100	98,960
Emory University, Series 2020, 2.14%, 09/01/30	105	95,572
Equifax, Inc.
2.35%, 09/15/31	250	220,425
3.10%, 05/15/30	155	145,644
4.80%, 09/15/29	135	135,521
5.10%, 12/15/27	80	80,714
5.10%, 06/01/28	150	151,520
Global Payments, Inc.
2.90%, 05/15/30	290	266,216
2.90%, 11/15/31	230	203,085
3.20%, 08/15/29	302	285,867
4.45%, 06/01/28	135	134,078
4.50%, 11/15/28	255	252,908
4.55%, 03/15/28	75	74,803
4.88%, 11/15/30	245	241,161
4.95%, 08/15/27	125	125,436
5.20%, 11/15/32	160	156,974
5.30%, 08/15/29	110	111,011
5.40%, 08/15/32	190	189,968
5.40%, 03/15/33	80	78,955
5.55%, 11/15/35	355	346,186
J Paul Getty Trust (The), 4.91%, 04/01/35	100	100,365
Johns Hopkins University, 4.71%, 07/01/32	65	65,580
Leland Stanford Junior University(The)
1.29%, 06/01/27	45	43,802
4.68%, 03/01/35	15	14,851
Series 2025, 4.15%, 08/01/30	200	198,424
Mobility Global, Inc.
5.05%, 06/15/29(b)	150	150,718
5.45%, 06/15/31(b)	150	151,663
6.05%, 06/15/36(b)	150	152,634

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp.
2.00%, 08/19/31	$130	$114,371
3.25%, 01/15/28	145	142,765
4.25%, 02/01/29	160	159,418
4.25%, 08/08/32	150	146,067
5.00%, 08/05/34	145	145,259
PayPal Holdings, Inc.
2.30%, 06/01/30	180	164,394
2.85%, 10/01/29	351	331,756
3.90%, 06/01/27	140	139,678
4.40%, 06/01/32	185	180,231
4.45%, 03/06/28	115	115,098
4.55%, 06/01/28	100	100,293
4.95%, 06/01/31	100	100,119
5.10%, 04/01/35	130	128,252
5.15%, 06/01/34	215	213,884
5.55%, 06/01/36	100	100,068
President and Fellows of Harvard College
4.61%, 02/15/35	25	24,785
4.89%, 03/15/30	80	81,600
5.26%, 03/15/36	20	20,677
Quanta Services, Inc.
2.35%, 01/15/32	125	109,813
2.90%, 10/01/30	245	228,219
4.30%, 08/09/28	85	84,803
4.50%, 01/15/31	105	103,983
4.75%, 08/09/27	100	100,393
5.10%, 08/09/35	105	104,641
5.25%, 08/09/34	175	176,794
RELX Capital, Inc.
3.00%, 05/22/30	205	192,999
4.00%, 03/18/29	273	269,428
4.75%, 03/27/30	145	145,578
4.75%, 05/20/32	130	129,914
5.25%, 03/27/35	110	111,459
Rollins, Inc., 5.25%, 02/24/35	70	69,845
S&P Global, Inc.
1.25%, 08/15/30	150	131,117
2.50%, 12/01/29	139	130,160
2.90%, 03/01/32	385	351,232
2.95%, 03/01/29	290	278,693
4.25%, 05/01/29	205	203,974
4.25%, 01/15/31(b)	65	63,988
4.75%, 08/01/28	100	100,783
4.80%, 12/04/35(b)	60	58,679
5.25%, 09/15/33	185	190,254
TR Finance LLC, 5.50%, 08/15/35	35	35,506
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	143	127,446
5.15%, 02/15/33	130	127,786
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,819
Trustees of Dartmouth College, 4.27%, 06/01/30	60	59,852
Trustees of Princeton University (The), 4.65%, 07/01/30	35	35,437
UL Solutions, Inc., 6.50%, 10/20/28	105	109,447
Verisk Analytics, Inc.
4.13%, 03/15/29	190	187,798
4.45%, 03/15/31	45	44,253
5.13%, 03/15/36	50	48,999
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 06/05/34	$130	$129,930
5.25%, 03/15/35	180	178,800
5.75%, 04/01/33	140	145,529
Yale University
Series 2020, 1.48%, 04/15/30	115	103,833
Series 2025, 4.70%, 04/15/32	65	65,769
		13,283,359
Computers — 0.6%
Accenture Capital, Inc.
3.90%, 10/04/27	255	254,385
4.05%, 10/04/29	295	291,624
4.25%, 10/04/31	310	305,222
4.50%, 10/04/34	320	309,679
Amdocs Ltd., 2.54%, 06/15/30	155	140,602
Apple, Inc.
1.20%, 02/08/28	575	548,329
1.25%, 08/20/30	290	256,677
1.40%, 08/05/28	515	486,939
1.65%, 05/11/30	388	351,873
1.65%, 02/08/31	540	481,280
1.70%, 08/05/31	275	242,238
2.20%, 09/11/29	399	376,276
2.90%, 09/12/27	221	217,973
3.00%, 06/20/27	232	229,860
3.00%, 11/13/27	360	355,079
3.25%, 08/08/29	235	228,862
3.35%, 08/08/32	335	318,329
4.00%, 05/10/28	290	290,110
4.00%, 05/12/28	340	339,860
4.15%, 05/10/30	120	120,071
4.20%, 05/12/30	240	240,557
4.30%, 05/10/33	215	214,714
4.50%, 05/12/32	220	222,718
4.75%, 05/12/35	260	262,663
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	160	163,942
5.95%, 04/15/35(a)	155	156,555
CGI, Inc.
2.30%, 09/14/31	125	108,714
4.95%, 03/14/30	160	159,552
Dell International LLC/EMC Corp.
4.15%, 02/15/29	220	218,114
4.35%, 02/01/30	185	183,281
4.50%, 02/15/31	220	218,253
4.75%, 04/01/28	145	145,821
4.75%, 10/06/32	260	258,045
4.85%, 02/01/35	200	196,264
5.00%, 04/01/30	120	121,539
5.10%, 02/15/36	200	198,239
5.25%, 02/01/28	265	268,579
5.30%, 10/01/29	427	436,173
5.30%, 04/01/32	195	199,071
5.40%, 04/15/34	225	230,028
5.50%, 04/01/35	250	255,531
5.75%, 02/01/33	275	287,447
6.10%, 07/15/27	165	167,741
6.20%, 07/15/30	222	233,960
Dell, Inc., 7.10%, 04/15/28	85	89,196
DXC Technology Co., 2.38%, 09/15/28	155	145,332
Fortinet, Inc., 2.20%, 03/15/31	130	116,228

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Gartner, Inc.
4.95%, 03/20/31	$50	$48,659
5.60%, 11/20/35	60	57,450
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	90	92,316
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	65	63,815
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	175	174,262
4.15%, 09/15/28	180	178,594
4.40%, 09/25/27	325	324,859
4.40%, 10/15/30	185	181,957
4.50%, 03/23/28	80	80,014
4.55%, 10/15/29	425	423,959
4.60%, 03/23/29	80	79,994
4.85%, 10/15/31	175	174,772
5.00%, 10/15/34	515	505,045
5.25%, 07/01/28	180	182,572
5.25%, 04/01/33	100	100,747
6.20%, 10/15/35(a)	20	21,456
HP, Inc.
2.65%, 06/17/31	245	219,981
3.00%, 06/17/27	245	241,749
3.40%, 06/17/30	80	75,968
4.00%, 04/15/29	230	226,256
4.20%, 04/15/32	175	167,767
4.75%, 01/15/28	215	215,945
5.40%, 04/25/30	100	102,164
5.50%, 01/15/33(a)	240	245,886
6.10%, 04/25/35(a)	120	126,575
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	170	170,482
4.75%, 02/05/31	140	140,502
4.90%, 02/05/34	195	193,403
International Business Machines Corp.
1.95%, 05/15/30	240	217,087
2.72%, 02/09/32	140	125,452
3.50%, 05/15/29	670	653,208
4.00%, 02/03/29	100	98,982
4.15%, 07/27/27	225	224,809
4.30%, 02/03/31	100	98,490
4.40%, 07/27/32	180	176,207
4.50%, 02/06/28	180	180,541
4.60%, 02/03/33	120	118,054
4.65%, 02/10/28	214	215,175
4.75%, 02/06/33	190	189,579
4.80%, 02/10/30	125	126,000
4.95%, 02/03/36	200	196,434
5.00%, 02/10/32	140	141,468
5.20%, 02/10/35	220	221,923
5.88%, 11/29/32	150	159,019
6.22%, 08/01/27	110	112,422
6.50%, 01/15/28	55	56,889
Kyndryl Holdings, Inc.
2.70%, 10/15/28	104	97,648
3.15%, 10/15/31	143	119,992
6.35%, 02/20/34(a)	115	110,053
Leidos, Inc.
2.30%, 02/15/31	205	183,030
4.10%, 03/15/29	115	113,461
4.38%, 05/15/30	140	137,738
Security	Par (000)	Value
Computers (continued)
5.00%, 03/15/36	$125	$121,006
5.50%, 03/15/35	90	91,491
5.75%, 03/15/33	200	207,095
NetApp, Inc.
2.38%, 06/22/27	145	142,030
2.70%, 06/22/30	160	147,446
5.50%, 03/17/32	170	173,936
5.70%, 03/17/35(a)	155	158,703
Teledyne FLIR LLC, 2.50%, 08/01/30	90	82,514
		21,658,556
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	170	168,322
3.25%, 08/15/32	160	150,458
4.20%, 05/01/30	220	220,403
4.60%, 03/01/28	86	86,733
4.60%, 03/01/33	116	116,913
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	155	137,220
2.38%, 12/01/29	145	135,007
2.60%, 04/15/30	155	144,476
4.38%, 05/15/28	170	169,996
4.65%, 05/15/33	165	162,640
5.00%, 02/14/34	135	135,402
Haleon U.S. Capital LLC
3.38%, 03/24/29	250	242,691
3.63%, 03/24/32	430	403,418
Kenvue, Inc.
4.85%, 05/22/32	195	196,776
4.90%, 03/22/33	285	286,795
5.00%, 03/22/30	290	294,658
5.05%, 03/22/28	150	151,815
Procter & Gamble Co.(The)
1.20%, 10/29/30	325	284,561
1.95%, 04/23/31	175	156,832
2.30%, 02/01/32	114	103,060
2.85%, 08/11/27	223	219,930
3.00%, 03/25/30	376	359,243
3.95%, 01/26/28	40	39,951
4.05%, 05/01/30	170	169,082
4.05%, 01/26/33	215	211,484
4.10%, 11/03/32	175	171,786
4.15%, 10/24/29	125	125,372
4.35%, 01/29/29	180	181,024
4.35%, 11/03/35(a)	115	111,426
4.55%, 01/29/34	160	160,007
4.55%, 10/24/34	115	115,044
4.60%, 05/01/35	120	119,259
5.80%, 08/15/34	45	48,345
Unilever Capital Corp.
1.38%, 09/14/30	130	114,728
1.75%, 08/12/31	185	161,693
2.13%, 09/06/29	205	191,850
3.50%, 03/22/28	215	212,499
4.25%, 08/12/27	220	220,489
4.63%, 08/12/34	230	227,333
4.88%, 09/08/28	105	106,397
5.00%, 12/08/33	125	127,676
5.90%, 11/15/32	198	212,532
		7,355,326

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	$105	$106,823
6.25%, 06/15/33	135	139,665
WW Grainger, Inc., 4.45%, 09/15/34	115	112,194
		358,682
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	717	690,659
3.30%, 01/30/32	890	814,495
3.40%, 10/29/33	475	422,575
3.65%, 07/21/27	225	222,874
4.13%, 02/28/29	150	148,005
4.38%, 11/15/30	150	147,274
4.63%, 09/10/29	155	154,648
4.75%, 01/15/33	180	176,243
4.88%, 04/01/28	150	150,807
4.95%, 09/10/34	240	233,830
5.00%, 11/15/35	150	145,581
5.10%, 01/19/29	195	197,156
5.30%, 01/19/34	165	165,146
5.38%, 12/15/31	25	25,478
5.75%, 06/06/28	240	245,247
6.15%, 09/30/30	205	214,761
6.95%, 03/10/55, (5-year CMT + 2.72%)(d)	150	155,262
Affiliated Managers Group, Inc.
3.30%, 06/15/30	130	122,475
5.50%, 08/20/34	115	115,235
5.50%, 02/15/36	100	98,897
Ally Financial, Inc.
2.20%, 11/02/28	195	184,208
4.75%, 06/09/27	191	191,679
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(d)	130	131,040
5.55%, 07/31/33, (1-day SOFR + 1.78%)(d)	150	148,725
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(d)	115	116,834
6.18%, 07/26/35, (1-day SOFR + 2.29%)(d)	200	204,005
6.85%, 01/03/30, (1-day SOFR + 2.82%)(d)	175	182,280
6.99%, 06/13/29, (1-day SOFR + 3.26%)(d)	195	202,559
7.10%, 11/15/27	155	160,221
8.00%, 11/01/31	620	691,403
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(d)	305	302,776
4.05%, 05/03/29	235	233,854
4.35%, 07/20/29, (1-day SOFR + 0.81%)(d)	285	284,053
4.42%, 08/03/33, (1-day SOFR + 1.76%)(d)	290	282,400
4.44%, 05/03/30, (1-day SOFR + 0.81%)(d)	310	308,989
4.46%, 02/10/32, (1-day SOFR + 0.87%)(d)	195	192,580
4.73%, 04/25/29, (1-day SOFR + 1.26%)(d)	355	356,744
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	340	329,088
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	395	395,421
4.99%, 05/26/33, (1-day SOFR + 2.26%)(d)	170	169,460
5.02%, 04/25/31, (1-day SOFR + 1.44%)(d)	340	344,230
5.04%, 07/26/28, (1-day SOFR + 0.93%)(d)	275	277,088
5.04%, 05/01/34, (1-day SOFR + 1.84%)(d)	310	311,325
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(d)	280	284,119
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(d)	345	350,398
5.28%, 07/26/35, (1-day SOFR + 1.42%)(d)	400	404,682
Security	Par (000)	Value
Diversified Financial Services (continued)
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(d)	$285	$290,776
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(d)	330	338,360
5.63%, 07/28/34, (1-day SOFR + 1.93%)(d)	95	97,275
5.67%, 04/25/36, (1-day SOFR + 1.79%)(d)	345	357,655
5.85%, 11/05/27	230	235,064
5.92%, 04/25/35, (1-day SOFR + 1.63%)(d)	145	150,513
6.49%, 10/30/31, (1-day SOFR + 1.94%)(d)	230	246,333
Ameriprise Financial, Inc.
4.50%, 05/13/32	150	148,622
5.15%, 05/15/33	195	198,453
5.20%, 04/15/35	140	140,385
5.70%, 12/15/28	165	169,902
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,565
Apollo Global Management, Inc.
4.60%, 01/15/31	105	103,933
5.15%, 08/12/35	200	195,992
5.70%, 03/30/36	120	121,258
6.00%, 12/15/54, (5-year CMT + 2.17%)(d)	100	96,918
6.38%, 11/15/33	160	171,555
Ares Management Corp., 6.38%, 11/10/28	100	103,743
BGC Group, Inc.
6.15%, 04/02/30	115	117,699
6.60%, 06/10/29	155	159,847
8.00%, 05/25/28	55	57,788
Blue Owl Finance LLC
3.13%, 06/10/31	165	145,650
4.38%, 02/15/32	85	78,133
6.25%, 04/18/34	200	198,623
Brookfield Asset Management Ltd.
4.65%, 11/15/30	75	74,293
4.83%, 04/15/31	100	99,577
5.30%, 01/15/36	200	196,268
5.80%, 04/24/35	175	178,900
Brookfield Capital Finance LLC, 6.09%, 06/14/33	135	142,280
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	66	57,644
Brookfield Finance, Inc.
2.72%, 04/15/31	85	77,179
3.90%, 01/25/28	277	274,181
4.35%, 04/15/30	209	205,544
4.85%, 03/29/29	270	270,994
5.33%, 01/15/36	60	59,221
5.68%, 01/15/35	120	122,085
6.35%, 01/05/34	160	170,544
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(d)	237	204,640
2.62%, 11/02/32, (1-day SOFR + 1.27%)(d)	150	132,633
3.27%, 03/01/30, (1-day SOFR + 1.79%)(d)	295	284,157
3.80%, 01/31/28	295	291,916
4.49%, 09/11/31, (1-day SOFR + 1.25%)(d)	165	162,131
4.72%, 01/30/32, (1-day SOFR + 1.15%)(d)	225	222,165
5.20%, 09/11/36, (1-day SOFR + 1.63%)(d)	50	48,671
5.25%, 07/26/30, (1-day SOFR + 2.60%)(d)	230	233,153
5.27%, 05/10/33, (1-day SOFR + 2.37%)(d)	225	225,881
5.40%, 01/30/37, (1-day SOFR + 1.51%)(d)	375	369,921
5.46%, 07/26/30, (1-day SOFR + 1.56%)(d)	245	249,744
5.47%, 02/01/29, (1-day SOFR + 2.08%)(d)	235	238,398
5.70%, 02/01/30, (1-day SOFR + 1.91%)(d)	275	281,741

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.82%, 02/01/34, (1-day SOFR + 2.60%)(d)	$365	$375,389
5.88%, 07/26/35, (1-day SOFR + 1.99%)(d)	245	251,678
6.05%, 02/01/35, (1-day SOFR + 2.26%)(d)	243	252,397
6.18%, 01/30/36, (1-day SOFR + 2.04%)(d)	425	434,774
6.31%, 06/08/29, (1-day SOFR + 2.64%)(d)	370	381,708
6.38%, 06/08/34, (1-day SOFR + 2.86%)(d)	370	392,076
6.70%, 11/29/32	215	233,975
7.62%, 10/30/31, (1-day SOFR + 3.07%)(d)	360	396,522
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(d)	275	316,811
Cboe Global Markets, Inc.
1.63%, 12/15/30	190	167,097
3.00%, 03/16/32	145	133,162
Charles Schwab Corp.(The)
1.65%, 03/11/31	180	157,449
1.95%, 12/01/31	250	217,692
2.00%, 03/20/28	300	288,382
2.30%, 05/13/31	180	161,379
2.75%, 10/01/29	135	127,834
2.90%, 03/03/32	230	208,817
3.20%, 01/25/28	200	196,676
3.25%, 05/22/29	180	174,730
4.00%, 02/01/29	206	204,200
4.34%, 11/14/31, (1-day SOFR + 0.94%)(d)	165	162,587
4.63%, 03/22/30	155	156,294
4.74%, 05/21/30, (1-day SOFR + 0.78%)(d)	125	125,694
4.91%, 11/14/36, (1-day SOFR + 1.23%)(d)	175	170,197
5.49%, 05/21/37, (1-day SOFR + 1.28%)(d)	125	126,782
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)(d)	305	311,919
5.85%, 05/19/34, (1-day SOFR + 2.50%)(d)	285	298,376
6.14%, 08/24/34, (1-day SOFR + 2.01%)(d)	255	271,237
6.20%, 11/17/29, (1-day SOFR + 1.88%)(d)	280	290,989
CI Financial Corp., 3.20%, 12/17/30	300	270,918
CME Group, Inc.
2.65%, 03/15/32	283	256,106
3.75%, 06/15/28	293	290,417
4.40%, 03/15/30	155	154,952
Enact Holdings, Inc., 6.25%, 05/28/29	215	222,004
Franklin Resources, Inc., 1.60%, 10/30/30	210	184,886
Intercontinental Exchange, Inc.
1.85%, 09/15/32	355	299,918
2.10%, 06/15/30	371	337,699
3.10%, 09/15/27	105	103,446
3.63%, 09/01/28	175	172,102
3.75%, 09/21/28	170	167,580
3.95%, 12/01/28	80	79,194
4.00%, 09/15/27	385	383,795
4.20%, 03/15/31	55	54,102
4.35%, 06/15/29	280	278,928
4.60%, 03/15/33	370	366,425
5.25%, 06/15/31	220	226,056
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	110	111,205
Jefferies Financial Group, Inc.
2.63%, 10/15/31	135	117,974
2.75%, 10/15/32	60	51,322
4.15%, 01/23/30	210	203,609
5.13%, 04/28/31	195	192,891
5.50%, 02/15/36	375	364,951
5.88%, 07/21/28	280	286,521
6.20%, 04/14/34	390	402,693
Security	Par (000)	Value
Diversified Financial Services (continued)
6.45%, 06/08/27	$100	$101,839
Lazard Group LLC
4.38%, 03/11/29	119	118,071
4.50%, 09/19/28	85	84,675
5.63%, 08/01/35	110	110,868
6.00%, 03/15/31	135	140,831
LPL Holdings, Inc.
4.90%, 04/03/28	45	45,158
5.15%, 06/15/30	155	155,796
5.20%, 03/15/30	70	70,543
5.65%, 03/15/35	110	109,410
5.75%, 06/15/35	115	115,228
6.00%, 05/20/34	115	117,825
6.75%, 11/17/28	295	308,360
Marex Group PLC
5.68%, 04/21/31	100	100,257
5.83%, 05/08/28	10	10,123
6.40%, 11/04/29	125	128,857
Mastercard, Inc.
1.90%, 03/15/31(a)	150	133,728
2.00%, 11/18/31	190	168,032
2.95%, 06/01/29	235	226,659
3.35%, 03/26/30	302	291,448
3.50%, 02/26/28	160	158,362
4.10%, 01/15/28	135	135,028
4.35%, 01/15/32	265	262,206
4.55%, 03/15/28	100	100,624
4.55%, 01/15/35	200	195,858
4.85%, 03/09/33	150	151,945
4.88%, 03/09/28	180	182,217
4.88%, 05/09/34	285	286,451
4.95%, 03/15/32	120	122,806
Nasdaq, Inc.
1.65%, 01/15/31	220	193,420
5.35%, 06/28/28	235	239,019
5.55%, 02/15/34	288	297,425
Nomura Holdings, Inc.
2.17%, 07/14/28	210	199,619
2.61%, 07/14/31	215	192,564
2.68%, 07/16/30	220	202,011
2.71%, 01/22/29	105	99,809
3.00%, 01/22/32	200	180,796
3.10%, 01/16/30	270	254,310
4.90%, 07/01/30	200	199,989
5.39%, 07/06/27	200	201,785
5.49%, 06/29/35	200	203,593
5.59%, 07/02/27	200	202,180
5.61%, 07/06/29	200	204,776
5.78%, 07/03/34	200	207,037
6.07%, 07/12/28	275	282,725
6.09%, 07/12/33	200	211,555
6.18%, 01/18/33	30	31,794
ORIX Corp.
2.25%, 03/09/31	60	53,395
3.70%, 07/18/27	75	74,340
4.00%, 04/13/32	112	107,177
4.45%, 09/09/30	75	74,167
4.65%, 09/10/29	105	105,347
5.00%, 09/13/27	197	198,238
5.20%, 09/13/32(a)	122	123,608
5.40%, 02/25/35	105	106,202

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	$133	$125,469
Radian Group, Inc., 6.20%, 05/15/29	195	201,738
Raymond James Financial, Inc.
4.65%, 04/01/30	204	204,591
4.90%, 09/11/35	115	111,871
Stifel Financial Corp., 4.00%, 05/15/30	150	145,650
Sumisho Air Lease Corp.
2.10%, 09/01/28	100	94,446
2.88%, 01/15/32	190	169,673
3.00%, 02/01/30	140	131,018
3.13%, 12/01/30	160	148,008
3.25%, 10/01/29	130	123,488
3.63%, 12/01/27	105	103,545
4.40%, 03/24/28(b)	245	243,890
4.50%, 03/24/29(b)	245	243,452
4.63%, 10/01/28	125	124,604
4.85%, 03/24/31(b)	200	198,152
5.10%, 03/01/29	105	105,903
5.20%, 07/15/31	130	130,654
5.30%, 02/01/28	110	111,074
5.50%, 03/24/36(b)	200	199,122
5.85%, 12/15/27	75	76,390
Synchrony Financial
2.88%, 10/28/31	325	286,073
3.95%, 12/01/27	240	237,485
4.95%, 02/25/32, (1-day SOFR + 1.53%)(d)	70	68,315
5.02%, 07/29/29, (1-day SOFR + 1.40%)(d)	180	180,120
5.15%, 03/19/29	95	95,165
5.45%, 03/06/31, (1-day SOFR + 1.68%)(d)	180	180,156
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(d)	85	86,620
TPG Operating Group II LP
5.38%, 01/15/36	80	78,353
5.88%, 03/05/34	185	188,847
UBS Americas, Inc., 7.13%, 07/15/32	215	240,277
Visa, Inc.
0.75%, 08/15/27	135	129,934
1.10%, 02/15/31	310	268,277
2.05%, 04/15/30	354	325,588
2.75%, 09/15/27	196	192,897
3.80%, 02/12/29	140	138,621
4.10%, 02/12/31	125	124,259
4.15%, 12/14/35	55	52,493
4.40%, 02/12/33	100	98,727
4.70%, 02/12/36	320	317,036
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(d)	75	72,891
5.00%, 09/20/34	105	103,295
5.05%, 03/02/36	50	48,336
Western Union Co.(The)
2.75%, 03/15/31(a)	80	72,388
4.75%, 06/15/29	110	109,240
		48,331,446
Electric — 2.3%
AEP Texas, Inc.
3.95%, 06/01/28	130	128,660
4.70%, 05/15/32	105	103,601
5.40%, 06/01/33	110	112,005
5.45%, 05/15/29	145	148,411
5.70%, 05/15/34	185	191,054
Security	Par (000)	Value
Electric (continued)
Series I, 2.10%, 07/01/30	$197	$178,711
Series Q, 5.20%, 04/15/36	125	123,039
AEP Transmission Co. LLC
5.15%, 04/01/34	135	136,013
5.25%, 06/01/36	45	45,298
5.38%, 06/15/35	40	40,699
AES Corp.(The)
2.45%, 01/15/31	245	219,449
5.45%, 06/01/28	235	237,437
5.80%, 03/15/32	175	177,910
Alabama Power Co.
3.05%, 03/15/32	60	55,119
3.75%, 09/01/27	60	59,724
3.94%, 09/01/32	140	134,526
5.10%, 04/02/35	110	110,790
5.85%, 11/15/33	85	89,670
Series 20-A, 1.45%, 09/15/30	150	132,102
Series C, 4.30%, 03/15/31	130	128,298
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	35	34,576
Ameren Corp.
1.75%, 03/15/28	130	123,961
3.50%, 01/15/31	174	165,026
5.00%, 01/15/29	150	151,652
5.00%, 05/15/36	60	58,658
5.38%, 03/15/35	75	75,929
Ameren Illinois Co.
1.55%, 11/15/30	95	83,574
3.80%, 05/15/28	108	106,998
3.85%, 09/01/32	130	123,836
4.95%, 06/01/33	105	105,374
American Electric Power Co., Inc.
2.30%, 03/01/30	143	131,516
3.20%, 11/13/27	145	142,622
5.20%, 01/15/29	240	244,095
5.63%, 03/01/33	191	198,139
5.75%, 11/01/27	125	127,215
5.95%, 11/01/32	107	113,083
6.95%, 12/15/54, (5-year CMT + 2.68%)(d)	125	133,636
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(d)	50	49,787
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	135	133,855
Series J, 4.30%, 12/01/28	124	123,717
Appalachian Power Co.
4.50%, 08/01/32	135	132,683
5.65%, 04/01/34	120	123,361
Series AA, 2.70%, 04/01/31	150	136,778
Series X, 3.30%, 06/01/27	75	74,273
Arizona Public Service Co.
2.20%, 12/15/31	130	113,450
2.60%, 08/15/29	119	111,950
2.95%, 09/15/27	35	34,330
5.10%, 03/15/36	95	93,608
5.55%, 08/01/33	60	61,644
5.70%, 08/15/34	205	212,355
6.35%, 12/15/32	105	112,125
Atlantic City Electric Co.
2.30%, 03/15/31	85	76,313
4.00%, 10/15/28	105	104,160
Avangrid, Inc., 3.80%, 06/01/29	207	201,751

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Baltimore Gas and Electric Co.
2.25%, 06/15/31	$147	$131,301
5.15%, 06/01/33	105	106,004
5.30%, 06/01/34	130	132,152
5.45%, 06/01/35	205	209,048
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	135	117,000
3.25%, 04/15/28	170	166,925
3.70%, 07/15/30	265	256,878
6.13%, 04/01/36	305	326,449
Black Hills Corp.
2.50%, 06/15/30	105	96,098
3.05%, 10/15/29	107	101,552
4.35%, 05/01/33	65	61,997
4.55%, 01/31/31	115	113,672
5.95%, 03/15/28	100	102,261
6.00%, 01/15/35	95	99,041
6.15%, 05/15/34	105	110,616
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	125	126,225
4.95%, 04/01/33	155	156,036
5.05%, 03/01/35	50	49,959
5.15%, 03/01/34	135	136,567
5.20%, 10/01/28	120	122,234
Series AE, 2.35%, 04/01/31	35	31,502
Series AG, 3.00%, 03/01/32	100	91,175
Series ai., 4.45%, 10/01/32	109	107,049
Series AQ, 4.95%, 08/15/35	40	39,596
Series AR, 4.85%, 04/01/36	155	152,283
Series K2, 6.95%, 03/15/33	75	83,707
CenterPoint Energy, Inc.
2.95%, 03/01/30	108	101,224
5.40%, 06/01/29	230	235,271
5.95%, 04/01/56, (5-year CMT + 2.22%)(d)	25	24,960
6.70%, 05/15/55, (5-year CMT + 2.59%)(d)	75	77,148
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(d)	50	51,873
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(d)	100	105,029
CMS Energy Corp.
3.45%, 08/15/27	80	79,055
3.75%, 12/01/50, (5-year CMT + 2.90%)(d)	50	45,858
4.75%, 06/01/50, (5-year CMT + 4.12%)(d)	100	98,172
6.50%, 06/01/55, (5-year CMT + 1.96%)(d)	200	205,385
Commonwealth Edison Co.
2.20%, 03/01/30	115	105,883
3.15%, 03/15/32	75	69,235
3.70%, 08/15/28	110	108,586
4.55%, 06/01/31	100	99,790
4.90%, 02/01/33	120	120,859
5.30%, 06/01/34	50	51,160
5.90%, 03/15/36	35	36,979
Series 122, 2.95%, 08/15/27	100	98,579
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	75	75,395
4.90%, 07/01/33	75	75,437
4.95%, 01/15/30	100	101,414
4.95%, 08/15/34	70	69,706
Series A, 2.05%, 07/01/31	110	97,155
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	235	212,048
Security	Par (000)	Value
Electric (continued)
3.80%, 05/15/28	$110	$108,913
5.20%, 03/01/33	145	148,221
5.38%, 05/15/34	135	138,112
5.50%, 03/15/34	190	197,796
Series 05-A, 5.30%, 03/01/35	40	40,617
Series 20A, 3.35%, 04/01/30	190	182,092
Series B, 3.13%, 11/15/27	40	39,385
Series D, 4.00%, 12/01/28	126	124,930
Constellation Energy Generation LLC
3.90%, 01/08/28	235	233,078
4.40%, 01/15/31	100	98,623
4.55%, 06/01/29	150	149,725
4.63%, 02/01/29(b)	140	139,326
4.80%, 01/15/32	100	99,532
5.00%, 02/01/31(a)(b)	35	35,041
5.30%, 06/01/36	150	149,532
5.60%, 03/01/28	130	132,379
5.80%, 03/01/33	95	99,438
6.13%, 01/15/34	115	122,376
Consumers Energy Co.
3.60%, 08/15/32	95	89,451
3.80%, 11/15/28	143	141,047
4.50%, 01/15/31	145	144,475
4.60%, 05/30/29	165	165,905
4.63%, 05/15/33	170	167,952
4.65%, 03/01/28	135	135,786
4.70%, 01/15/30	180	181,002
4.90%, 02/15/29	95	96,092
5.05%, 05/15/35	70	70,239
5.13%, 05/01/36	200	200,039
Dayton Power & Light Co. (The), 4.55%, 08/15/30	70	69,088
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	50	51,256
6.63%, 02/01/32	70	76,558
Series 2025, 5.30%, 01/15/35	65	66,373
Series A, 2.30%, 12/01/31	105	93,088
Dominion Energy, Inc.
4.25%, 06/01/28	179	178,368
4.35%, 08/15/32	115	111,488
4.60%, 05/15/28	185	185,446
5.00%, 06/15/30	150	152,035
5.38%, 11/15/32	235	241,098
5.45%, 03/15/35	160	162,913
6.00%, 02/15/56, (5-year CMT + 2.26%)(d)	50	50,280
6.20%, 02/15/56, (5-year CMT + 2.01%)(d)	200	200,898
6.63%, 05/15/55, (5-year CMT + 2.21%)(d)	325	332,750
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(d)	150	155,541
Series B, 5.95%, 06/15/35	130	137,468
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(d)	175	186,307
Series C, 2.25%, 08/15/31	220	194,795
Series C, 3.38%, 04/01/30	445	426,070
Series E, 6.30%, 03/15/33	30	32,136
Series F, 5.25%, 08/01/33	185	187,597
DTE Electric Co.
2.25%, 03/01/30	155	143,136
5.20%, 04/01/33	140	143,382
5.20%, 03/01/34	105	107,178
5.25%, 05/15/35	140	141,747
Series A, 1.90%, 04/01/28	150	144,041

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.00%, 03/01/32	$138	$127,086
Series A, 4.85%, 03/01/36	110	107,747
Series C, 2.63%, 03/01/31	140	128,416
DTE Energy Co.
2.95%, 03/01/30	79	74,482
4.88%, 06/01/28	255	256,965
4.95%, 07/01/27	310	311,949
5.05%, 10/01/35	80	78,748
5.10%, 03/01/29	245	248,425
5.20%, 04/01/30	260	264,333
5.85%, 06/01/34	175	183,459
Series C, 3.40%, 06/15/29	79	76,291
Duke Energy Carolinas LLC
2.45%, 08/15/29	52	48,937
2.45%, 02/01/30	130	120,959
2.55%, 04/15/31	145	132,185
2.85%, 03/15/32	110	100,046
3.95%, 11/15/28	170	168,514
4.85%, 03/15/30	120	121,412
4.85%, 01/15/34	135	134,742
4.95%, 01/15/33	285	288,793
5.25%, 03/15/35	150	152,782
6.45%, 10/15/32	85	92,283
Series A, 6.00%, 12/01/28	40	41,434
Duke Energy Corp.
2.45%, 06/01/30	195	179,782
2.55%, 06/15/31	240	217,088
3.15%, 08/15/27	85	83,841
3.40%, 06/15/29	150	145,274
4.30%, 03/15/28	215	214,671
4.50%, 08/15/32	220	216,591
4.85%, 01/05/29	125	126,026
4.95%, 09/15/35	175	171,743
5.00%, 12/08/27	125	126,214
5.45%, 06/15/34	185	189,327
5.75%, 09/15/33	155	162,137
6.45%, 09/01/54, (5-year CMT + 2.59%)(d)	200	208,139
Duke Energy Florida LLC
1.75%, 06/15/30	125	112,253
2.40%, 12/15/31	145	129,309
2.50%, 12/01/29	140	131,128
3.80%, 07/15/28	168	166,523
4.20%, 12/01/30	25	24,646
4.85%, 12/01/35	30	29,451
5.88%, 11/15/33	140	148,228
Duke Energy Indiana LLC
5.25%, 03/01/34	110	112,254
6.12%, 10/15/35	25	26,603
Series DDDD, 4.95%, 03/15/36	105	103,472
Duke Energy Ohio, Inc.
2.13%, 06/01/30	100	91,068
3.65%, 02/01/29	115	112,931
5.25%, 04/01/33	88	89,854
5.30%, 06/15/35	75	75,930
Duke Energy Progress LLC
2.00%, 08/15/31	155	136,977
3.40%, 04/01/32	120	112,182
3.45%, 03/15/29	126	122,967
3.70%, 09/01/28	125	123,391
5.05%, 03/15/35	215	215,542
5.10%, 03/15/34	130	131,897
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/33	$120	$122,917
Edison International
4.13%, 03/15/28	72	70,980
4.80%, 03/15/31	115	112,016
5.00%, 05/05/28	50	50,106
5.25%, 11/15/28	70	70,341
5.25%, 03/15/32	130	128,032
5.45%, 06/15/29	120	121,032
5.75%, 06/15/27	142	143,046
6.25%, 03/15/30	130	133,998
6.95%, 11/15/29	150	157,343
El Paso Electric Co., 6.00%, 05/15/35	15	15,247
Emera U.S. Finance LLC
4.50%, 04/01/29	70	69,676
5.20%, 04/01/33	60	59,648
Emera U.S. Finance LP, 2.64%, 06/15/31	115	103,252
Enel Chile SA, 4.88%, 06/12/28	235	235,959
Entergy Arkansas LLC
4.00%, 06/01/28	109	108,285
4.95%, 01/15/36	100	98,275
5.15%, 01/15/33	123	125,033
5.30%, 09/15/33	95	97,300
5.45%, 06/01/34	180	185,160
Entergy Corp.
1.90%, 06/15/28	85	80,682
2.40%, 06/15/31	140	124,972
2.80%, 06/15/30	120	111,972
5.88%, 06/15/56, (5-year CMT + 2.18%)(d)	50	50,102
7.13%, 12/01/54, (5-year CMT + 2.67%)(d)	230	238,608
Entergy Louisiana LLC
1.60%, 12/15/30	95	83,389
2.35%, 06/15/32	110	96,289
3.05%, 06/01/31	132	122,344
3.12%, 09/01/27	125	123,371
3.25%, 04/01/28	110	108,080
4.00%, 03/15/33	190	180,320
4.90%, 04/15/36	110	107,318
5.15%, 09/15/34	185	186,862
5.35%, 03/15/34	110	112,655
Entergy Mississippi LLC
2.85%, 06/01/28	110	106,879
5.00%, 09/01/33	60	60,072
5.05%, 04/15/36	130	127,994
Entergy Texas, Inc.
1.75%, 03/15/31	165	144,240
4.00%, 03/30/29	143	141,134
5.20%, 06/15/36	115	114,509
5.25%, 04/15/35	130	130,905
Evergy Kansas Central, Inc.
4.70%, 03/13/28	95	95,367
5.25%, 03/15/35	129	129,966
5.90%, 11/15/33	65	68,887
Evergy Metro, Inc.
4.95%, 04/15/33	15	15,010
5.13%, 08/15/35	90	89,405
5.40%, 04/01/34	35	35,883
Series 2020, 2.25%, 06/01/30	110	100,750
Evergy, Inc.
2.90%, 09/15/29	245	232,339
4.25%, 03/15/29	50	49,513
6.65%, 06/01/55, (5-year CMT + 2.56%)(d)	100	101,993

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Eversource Energy
2.55%, 03/15/31	$85	$76,578
3.38%, 03/01/32	135	124,210
4.45%, 12/15/30	95	93,477
4.60%, 07/01/27	140	140,301
5.13%, 05/15/33	180	180,033
5.45%, 03/01/28	300	304,281
5.50%, 01/01/34	140	142,539
5.85%, 04/15/31	175	182,266
5.95%, 02/01/29	190	196,050
5.95%, 07/15/34	145	151,665
Series M, 3.30%, 01/15/28	105	102,939
Series O, 4.25%, 04/01/29	125	123,940
Series R, 1.65%, 08/15/30	154	135,844
Exelon Corp.
3.35%, 03/15/32	115	106,480
4.05%, 04/15/30	299	292,529
4.95%, 06/15/35	64	62,338
4.95%, 03/15/36	230	223,729
5.13%, 03/15/31	60	61,008
5.15%, 03/15/28	240	242,784
5.15%, 03/15/29	105	106,655
5.30%, 03/15/33	175	178,964
5.45%, 03/15/34	150	153,467
5.63%, 06/15/35	45	46,340
6.50%, 03/15/55, (5-year CMT + 1.98%)(d)	200	206,887
FirstEnergy Corp.
2.65%, 03/01/30	135	125,061
Series B, 2.25%, 09/01/30	100	90,077
Series B, 3.90%, 07/15/27	355	352,812
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28(b)	110	109,404
4.55%, 03/15/31(b)	100	99,138
FirstEnergy Transmission LLC
4.55%, 01/15/30	90	89,620
4.75%, 01/15/33	115	113,085
5.00%, 01/15/35	45	44,492
Florida Power & Light Co.
2.45%, 02/03/32	305	272,578
4.40%, 05/15/28	180	180,573
4.63%, 05/15/30	150	150,828
4.70%, 02/15/36	145	140,986
4.80%, 05/15/33	200	200,203
4.95%, 06/01/35	30	29,853
5.00%, 08/01/34	100	100,398
5.05%, 04/01/28	285	289,141
5.10%, 04/01/33	165	167,777
5.13%, 06/01/36	100	100,426
5.15%, 06/15/29	185	188,912
5.30%, 06/15/34	270	276,768
5.63%, 04/01/34	115	120,159
Georgia Power Co.
4.00%, 10/01/28	160	158,903
4.55%, 03/15/30	155	155,081
4.60%, 06/15/29	65	65,371
4.65%, 05/16/28	190	191,097
4.70%, 05/15/32	190	190,081
4.85%, 03/15/31	195	197,040
4.95%, 05/17/33	245	246,871
5.20%, 03/15/35	130	131,646
5.25%, 03/15/34	220	224,047
Security	Par (000)	Value
Electric (continued)
Series B, 2.65%, 09/15/29	$169	$159,711
Hydro One, Inc., 4.75%, 05/30/31	110	110,453
Idaho Power Co.
4.85%, 03/01/36	75	73,141
5.20%, 08/15/34	70	70,701
Indiana Michigan Power Co., 3.85%, 05/15/28	35	34,659
Interstate Power and Light Co.
2.30%, 06/01/30	80	73,209
3.60%, 04/01/29	110	107,476
4.10%, 09/26/28	145	143,802
4.95%, 09/30/34	60	59,210
5.60%, 06/29/35	140	143,841
5.70%, 10/15/33	75	77,897
IPALCO Enterprises, Inc.
4.25%, 05/01/30	122	118,267
5.75%, 04/01/34	90	89,424
ITC Holdings Corp., 3.35%, 11/15/27	105	103,461
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	105	103,793
4.40%, 01/15/31(b)	120	118,076
4.60%, 01/15/30(b)	45	44,902
5.10%, 01/15/35	170	169,412
5.15%, 01/15/36(b)	75	74,521
Kentucky Utilities Co., 5.45%, 04/15/33	85	87,559
Louisville Gas and Electric Co., 5.45%, 04/15/33	100	102,878
MidAmerican Energy Co.
3.65%, 04/15/29	212	207,771
5.35%, 01/15/34	120	123,307
5.75%, 11/01/35	10	10,501
6.75%, 12/30/31	40	44,086
Mississippi Power Co., 3.95%, 03/30/28	87	86,415
Monongahela Power Co., 4.45%, 08/15/29(b)	65	64,840
National Grid PLC
5.42%, 01/11/34	160	163,139
5.60%, 06/12/28	45	45,929
5.81%, 06/12/33	165	172,194
National Grid USA, 5.80%, 04/01/35	75	77,949
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	45	38,641
1.65%, 06/15/31	55	47,667
2.40%, 03/15/30	95	87,905
2.75%, 04/15/32	80	71,946
3.40%, 02/07/28	125	123,100
3.70%, 03/15/29	110	107,897
3.90%, 11/01/28	95	93,764
3.95%, 12/10/27	60	59,703
4.02%, 11/01/32	165	158,794
4.12%, 09/16/27	95	94,973
4.15%, 12/15/32	145	140,397
4.30%, 12/10/30	50	49,301
4.40%, 05/11/29	75	74,963
4.75%, 02/07/28	155	155,894
4.80%, 03/15/28	175	176,256
4.85%, 02/07/29	130	131,168
4.95%, 02/07/30	170	172,304
5.00%, 02/07/31	160	162,835
5.00%, 08/15/34	90	90,753
5.05%, 09/15/28	115	116,529
5.15%, 06/15/29	120	122,444
5.80%, 01/15/33	160	168,659
Series C, 8.00%, 03/01/32	70	80,995

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series D, 4.05%, 02/09/29	$125	$123,889
Series D, 4.15%, 08/25/28	135	134,192
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(d)	65	65,355
Series CC, 3.70%, 05/01/29	87	85,291
Series DD, 2.40%, 05/01/30	102	94,132
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	340	323,409
2.25%, 06/01/30	471	429,898
2.44%, 01/15/32	245	216,594
2.75%, 11/01/29	269	254,845
3.50%, 04/01/29	148	144,170
4.40%, 03/01/31	165	163,103
4.63%, 07/15/27	355	356,347
4.69%, 09/01/27	195	195,887
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	105	103,586
4.85%, 02/04/28	150	151,297
4.90%, 02/28/28	310	312,295
4.90%, 03/15/29	215	217,465
5.00%, 02/28/30	130	131,749
5.00%, 07/15/32	245	247,257
5.05%, 03/15/30	220	223,454
5.05%, 02/28/33	200	201,612
5.25%, 03/15/34	265	268,850
5.30%, 03/15/32	155	158,560
5.45%, 03/15/35	140	142,531
5.65%, 05/01/79(d)	90	89,829
6.38%, 08/15/55, (5-year CMT + 2.05%)(d)	300	306,888
6.50%, 08/15/55, (5-year CMT + 1.98%)(d)	200	206,972
6.70%, 09/01/54, (5-year CMT + 2.36%)(d)	200	205,906
6.75%, 06/15/54, (5-year CMT + 2.46%)(d)	255	266,201
Northern States Power Co.
2.25%, 04/01/31	117	105,358
5.05%, 05/15/35	175	175,463
Northern States Power Co./MN, 4.85%, 05/15/36	170	167,329
NSTAR Electric Co.
1.95%, 08/15/31	70	61,267
3.25%, 05/15/29	120	116,142
3.95%, 04/01/30	80	78,198
4.65%, 05/15/31	75	74,783
4.85%, 03/01/30	120	121,040
5.20%, 03/01/35	195	196,632
5.20%, 05/15/36	75	75,241
5.40%, 06/01/34	115	117,724
OGE Energy Corp., 5.45%, 05/15/29	130	132,733
Ohio Power Co.
5.00%, 06/01/33	100	99,802
5.65%, 06/01/34	100	103,477
Series P, 2.60%, 04/01/30	102	94,655
Series Q, 1.63%, 01/15/31	70	61,005
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	95	90,379
3.30%, 03/15/30	95	90,510
3.80%, 08/15/28	95	93,753
5.40%, 01/15/33	140	144,098
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	85	79,470
3.70%, 11/15/28	135	133,007
4.15%, 06/01/32	130	126,059
4.30%, 05/15/28	70	69,952
4.50%, 03/15/31(b)	260	257,726
Security	Par (000)	Value
Electric (continued)
4.55%, 09/15/32	$185	$182,256
4.65%, 11/01/29	160	160,813
5.35%, 04/01/35	105	107,208
5.65%, 11/15/33	185	193,380
5.75%, 03/15/29	118	121,639
7.00%, 05/01/32	95	105,443
7.25%, 01/15/33	30	33,973
Pacific Gas and Electric Co.
2.10%, 08/01/27	247	240,164
2.50%, 02/01/31	398	357,413
3.00%, 06/15/28	90	87,217
3.25%, 06/01/31	257	237,480
3.30%, 12/01/27	250	245,486
3.75%, 07/01/28	210	206,207
4.20%, 03/01/29	85	83,753
4.40%, 03/01/32	105	101,695
4.55%, 07/01/30	704	694,549
4.65%, 08/01/28	100	99,868
5.00%, 06/04/28	160	161,113
5.05%, 10/15/32	135	134,264
5.20%, 05/01/36	80	78,032
5.45%, 06/15/27	115	116,172
5.55%, 05/15/29	200	204,560
5.70%, 03/01/35	215	217,649
5.80%, 05/15/34	240	245,703
5.90%, 06/15/32	143	148,110
6.00%, 08/15/35	190	195,800
6.10%, 01/15/29	295	304,323
6.15%, 01/15/33	160	167,611
6.40%, 06/15/33	260	276,376
6.95%, 03/15/34	170	185,727
PacifiCorp
2.70%, 09/15/30	110	100,941
3.50%, 06/15/29	118	113,738
4.25%, 03/15/29	75	74,183
4.65%, 04/15/29	135	134,825
5.10%, 02/15/29	120	121,296
5.10%, 04/15/31	110	111,059
5.25%, 06/15/35	30	29,755
5.30%, 02/15/31	175	177,928
5.45%, 04/15/33	185	188,135
5.45%, 02/15/34	265	268,371
5.80%, 04/15/36	150	154,279
7.70%, 11/15/31	95	107,133
PECO Energy Co.
4.88%, 09/15/35	140	138,998
4.90%, 06/15/33	136	136,997
Pinnacle West Capital Corp.
4.90%, 05/15/28	70	70,405
5.15%, 05/15/30	115	116,576
Potomac Electric Power Co., 5.20%, 03/15/34	85	86,487
PPL Capital Funding, Inc.
4.13%, 04/15/30	70	68,472
5.25%, 09/01/34	185	185,890
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	114,482
5.00%, 05/15/33	170	171,405
Progress Energy, Inc.
7.00%, 10/30/31	70	77,094
7.75%, 03/01/31	170	190,846

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31	$220	$192,421
3.70%, 06/15/28	132	130,364
4.10%, 06/01/32	130	125,354
4.15%, 03/13/29	95	94,322
5.05%, 06/15/36	50	49,467
5.15%, 09/15/35	110	109,745
5.35%, 05/15/34	140	142,392
Series 35, 1.90%, 01/15/31	100	88,451
Public Service Co. of New Hampshire
4.40%, 07/01/28	75	75,100
5.35%, 10/01/33	100	102,857
Series V, 2.20%, 06/15/31	65	57,739
Public Service Co. of Oklahoma
5.20%, 01/15/35	175	174,641
5.25%, 01/15/33	115	116,669
5.45%, 01/15/36	295	298,034
Series J, 2.20%, 08/15/31	110	96,597
Public Service Electric and Gas Co.
1.90%, 08/15/31	120	104,972
2.45%, 01/15/30	85	79,263
3.10%, 03/15/32	140	129,007
3.20%, 05/15/29	95	92,070
3.65%, 09/01/28	95	93,579
3.70%, 05/01/28	122	120,875
4.65%, 03/15/33	155	153,495
4.85%, 08/01/34	145	144,076
4.90%, 12/15/32	110	110,793
4.90%, 08/15/35	90	89,571
5.05%, 03/01/35	90	90,573
5.20%, 08/01/33	30	30,720
5.20%, 03/01/34	110	111,986
Series R, 4.20%, 01/01/31	80	78,782
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	185	163,248
2.45%, 11/15/31	130	115,554
4.90%, 03/15/30	95	95,859
5.20%, 04/01/29	175	177,905
5.40%, 03/15/35	80	80,905
5.45%, 04/01/34	120	122,429
5.85%, 11/15/27	100	102,073
5.88%, 10/15/28	125	128,524
6.13%, 10/15/33	50	52,958
Puget Energy, Inc.
2.38%, 06/15/28	142	135,747
4.10%, 06/15/30	150	145,487
4.22%, 03/15/32	140	134,416
5.73%, 03/15/35	140	141,103
Puget Sound Energy, Inc., 5.33%, 06/15/34	67	68,254
San Diego Gas & Electric Co.
4.95%, 08/15/28	145	146,501
5.40%, 04/15/35	235	239,368
Series DDDD, 5.20%, 03/15/36	85	84,915
Series VVV, 1.70%, 10/01/30	230	203,934
Series XXX, 3.00%, 03/15/32	185	168,386
Sempra
3.25%, 06/15/27	273	269,830
3.40%, 02/01/28	369	362,304
3.70%, 04/01/29	190	185,574
5.25%, 03/15/36	175	173,086
5.50%, 08/01/33	175	180,202
Security	Par (000)	Value
Electric (continued)
6.40%, 10/01/54, (5-year CMT + 2.63%)(d)	$310	$312,266
6.55%, 04/01/55, (5-year CMT + 2.14%)(d)	100	100,707
6.88%, 10/01/54, (5-year CMT + 2.79%)(d)	200	204,244
Sierra Pacific Power Co.
6.20%, 12/15/55, (5-year CMT + 2.55%)(d)	50	49,444
6.38%, 09/15/56, (5-year CMT + 2.64%)(d)	50	49,926
Southern California Edison Co.
2.25%, 06/01/30	120	108,529
2.75%, 02/01/32	75	66,783
2.85%, 08/01/29	129	121,707
4.80%, 03/15/33	135	132,114
4.95%, 09/15/31	100	99,984
5.15%, 06/01/29	235	237,311
5.20%, 06/01/34	325	321,506
5.25%, 03/15/30	170	172,116
5.30%, 03/01/28	170	171,852
5.45%, 06/01/31	175	178,463
5.45%, 03/01/35	220	219,650
5.65%, 10/01/28	125	127,618
5.85%, 11/01/27	85	86,411
5.95%, 11/01/32	100	104,197
6.00%, 01/15/34	115	119,447
6.65%, 04/01/29	133	138,360
Series 04-G, 5.75%, 04/01/35	5	5,058
Series 05-E, 5.35%, 07/15/35	100	98,447
Series A, 4.20%, 03/01/29	129	127,361
Series B, 3.65%, 03/01/28	93	91,414
Series D, 4.70%, 06/01/27	155	155,380
Series G, 2.50%, 06/01/31	145	129,253
Southern Co.(The)
4.85%, 06/15/28	175	176,325
4.85%, 03/15/35	95	92,725
5.11%, 08/01/27	95	95,742
5.20%, 06/15/33	195	197,126
5.50%, 03/15/29	235	240,862
5.70%, 10/15/32	90	93,848
5.70%, 03/15/34	260	269,852
6.00%, 04/01/58, (5-year CMT + 1.99%)(d)	75	75,441
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	405	415,797
Series 21-B, 1.75%, 03/15/28	95	90,775
Series A, 3.70%, 04/30/30	234	226,532
Southern Power Co.
Series A, 4.25%, 10/01/30	120	118,384
Series B, 4.90%, 10/01/35	65	63,282
Southwestern Electric Power Co.
5.20%, 04/01/36	100	98,930
5.30%, 04/01/33	135	136,779
Series M, 4.10%, 09/15/28	130	128,704
Southwestern Public Service Co., 5.30%, 05/15/35	105	105,611
System Energy Resources, Inc.
5.30%, 12/15/34	80	80,061
6.00%, 04/15/28	80	81,970
Tampa Electric Co.
2.40%, 03/15/31	115	103,752
4.90%, 03/01/29	135	136,315
5.15%, 03/01/35	120	120,478
Tucson Electric Power Co.
1.50%, 08/01/30	120	105,653
3.25%, 05/15/32	110	100,948

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 09/15/34	$100	$100,820
Union Electric Co.
2.15%, 03/15/32	130	113,957
2.95%, 06/15/27	95	93,817
2.95%, 03/15/30	171	161,735
3.50%, 03/15/29	143	139,560
4.80%, 03/15/36	105	102,322
5.20%, 04/01/34	55	55,806
5.25%, 04/15/35	160	162,119
Virginia Electric and Power Co.
2.30%, 11/15/31	130	115,716
2.40%, 03/30/32	75	66,224
4.95%, 03/15/36	475	466,905
5.00%, 04/01/33	175	177,017
5.00%, 01/15/34	165	165,623
5.05%, 08/15/34	145	145,407
5.15%, 03/15/35	195	195,879
5.30%, 08/15/33	75	76,775
Series A, 2.88%, 07/15/29	160	152,988
Series A, 3.80%, 04/01/28	165	163,397
Series B, 6.00%, 01/15/36	100	105,759
Series C, 4.90%, 09/15/35	160	157,589
Vistra Operations Co. LLC, 5.55%, 04/30/36(b)	300	298,402
WEC Energy Group, Inc.
1.38%, 10/15/27	90	86,494
1.80%, 10/15/30	96	85,431
2.20%, 12/15/28	140	132,550
4.75%, 01/15/28	200	201,050
5.15%, 10/01/27	115	116,052
5.63%, 05/15/56, (5-year CMT + 1.91%)(d)	50	49,640
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	104,617
4.15%, 10/15/30	115	113,181
4.60%, 10/01/34	120	117,888
4.75%, 09/30/32	125	125,836
5.00%, 05/15/29	120	121,856
5.63%, 05/15/33	35	36,792
Wisconsin Power and Light Co.
1.95%, 09/16/31	115	99,957
3.00%, 07/01/29	95	91,206
3.05%, 10/15/27	95	93,366
3.95%, 09/01/32	140	133,627
4.95%, 04/01/33	65	65,226
5.38%, 03/30/34	95	96,581
Wisconsin Public Service Corp.
4.25%, 01/15/31	75	74,028
4.55%, 12/01/29	80	80,147
Xcel Energy, Inc.
2.35%, 11/15/31	85	74,713
2.60%, 12/01/29	130	121,437
3.40%, 06/01/30	160	152,484
4.00%, 06/15/28	195	193,533
4.60%, 06/01/32	155	152,433
4.75%, 03/21/28	75	75,304
5.45%, 08/15/33	180	183,784
5.50%, 03/15/34	195	198,872
5.60%, 04/15/35	165	168,839
5.75%, 12/03/56, (5-year CMT + 2.17%)(d)	100	98,999
		84,980,545
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	40	39,636
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	$115	$102,897
Emerson Electric Co.
1.80%, 10/15/27	155	150,315
1.95%, 10/15/30	185	166,815
2.00%, 12/21/28	260	245,957
2.20%, 12/21/31	260	230,841
5.00%, 03/15/35	115	115,636
		1,052,097
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	115	110,523
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	120	118,555
5.41%, 07/01/32	95	96,498
5.60%, 05/29/34	95	96,902
Amphenol Corp.
2.20%, 09/15/31	145	128,097
2.80%, 02/15/30	215	202,396
3.80%, 11/15/27	235	233,517
3.90%, 11/15/28	100	99,042
4.13%, 11/15/30	200	196,605
4.35%, 06/01/29	125	125,109
4.38%, 06/12/28	195	195,261
4.40%, 02/15/33	270	263,222
4.63%, 02/15/36	345	333,171
5.00%, 01/15/35	80	79,900
5.05%, 04/05/29	125	127,159
5.25%, 04/05/34	135	137,671
Arrow Electronics, Inc.
2.95%, 02/15/32	137	121,919
3.88%, 01/12/28	120	118,719
5.15%, 08/21/29	110	110,997
5.88%, 04/10/34	125	128,849
Avnet, Inc.
3.00%, 05/15/31	79	71,539
5.50%, 06/01/32	80	81,038
6.25%, 03/15/28	55	56,347
Flex Ltd.
4.88%, 06/15/29	120	120,257
4.88%, 05/12/30	145	144,584
5.25%, 01/15/32	165	165,519
5.38%, 11/13/35	110	108,451
6.00%, 01/15/28	60	61,235
Fortive Corp., 5.25%, 05/15/36	100	99,774
Honeywell International, Inc.
1.75%, 09/01/31	334	290,038
1.95%, 06/01/30	250	226,576
2.70%, 08/15/29	210	199,082
4.50%, 01/15/34	130	127,278
5.00%, 02/15/33	132	134,316
5.00%, 03/01/35	150	150,754
Hubbell, Inc.
2.30%, 03/15/31	75	67,408
3.15%, 08/15/27	80	78,860
3.50%, 02/15/28	125	122,999
4.80%, 11/15/35	70	67,987
Jabil, Inc.
3.00%, 01/15/31	150	138,092
3.60%, 01/15/30	76	72,930
3.95%, 01/12/28	85	84,181
4.20%, 02/01/29	120	118,433
4.75%, 02/01/33	85	82,998

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.45%, 02/01/29	$35	$35,598
Keysight Technologies, Inc.
3.00%, 10/30/29	152	144,504
4.95%, 10/15/34	150	148,792
5.35%, 07/30/30	155	158,767
nVent Finance SARL
2.75%, 11/15/31	60	53,586
4.55%, 04/15/28	133	132,465
5.65%, 05/15/33	125	128,252
TD SYNNEX Corp.
2.38%, 08/09/28	155	147,490
2.65%, 08/09/31	140	124,786
4.30%, 01/17/29	110	108,920
5.30%, 10/10/35	130	128,730
6.10%, 04/12/34	115	120,685
Trimble, Inc.
4.90%, 06/15/28	130	130,331
6.10%, 03/15/33	200	209,863
Tyco Electronics Group SA
2.50%, 02/04/32	175	155,630
3.13%, 08/15/27	170	167,784
4.50%, 02/09/31	110	109,235
4.63%, 02/01/30	135	135,413
4.88%, 02/09/36	95	93,573
5.00%, 05/09/35	70	69,608
Vontier Corp.
2.40%, 04/01/28	130	124,743
2.95%, 04/01/31	150	136,181
		8,659,724
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	120	124,172
6.35%, 08/18/28	145	149,836
Jacobs Solutions, Inc.
4.75%, 03/03/31	125	123,550
5.38%, 03/03/36	105	102,674
MasTec, Inc., 5.90%, 06/15/29	105	108,051
		608,283
Environmental Control — 0.2%
Republic Services, Inc.
1.45%, 02/15/31	155	134,615
1.75%, 02/15/32	95	81,375
2.30%, 03/01/30	159	146,978
2.38%, 03/15/33	225	194,964
3.38%, 11/15/27	175	173,090
3.95%, 05/15/28	201	199,942
4.75%, 07/15/30	110	110,922
4.88%, 04/01/29	155	156,885
5.00%, 11/15/29	105	106,812
5.00%, 12/15/33	120	121,742
5.00%, 04/01/34	140	141,124
5.15%, 03/15/35	100	101,601
5.20%, 11/15/34	120	122,150
Veralto Corp.
4.85%, 01/15/32	105	105,173
5.35%, 09/18/28	160	162,693
5.45%, 09/18/33	150	153,704
Waste Connections, Inc.
2.20%, 01/15/32	90	78,938
2.60%, 02/01/30	174	163,502
Security	Par (000)	Value
Environmental Control (continued)
3.20%, 06/01/32	$100	$91,980
3.50%, 05/01/29	127	124,153
4.20%, 01/15/33	195	187,929
4.25%, 12/01/28	135	134,572
4.80%, 07/15/36	75	73,312
5.00%, 03/01/34	175	175,383
5.25%, 09/01/35	95	96,556
Waste Management, Inc.
1.15%, 03/15/28	105	99,571
1.50%, 03/15/31	190	165,167
2.00%, 06/01/29	140	130,513
3.15%, 11/15/27	200	197,146
3.88%, 01/15/29	65	64,245
4.15%, 04/15/32	224	218,766
4.50%, 03/15/28	245	246,249
4.63%, 02/15/30	195	196,006
4.63%, 02/15/33	140	139,442
4.65%, 03/15/30	180	181,094
4.80%, 03/15/32	155	156,282
4.88%, 02/15/29	200	202,624
4.88%, 02/15/34	275	277,146
4.95%, 07/03/27	185	186,498
4.95%, 07/03/31	165	167,688
4.95%, 03/15/35	315	314,984
		6,283,516
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	100	105,969
Campbell's Co. (The), 4.55%, 03/21/31	110	106,535
Campbell's Company/The
2.38%, 04/24/30	109	98,446
4.15%, 03/15/28	186	184,145
4.75%, 03/23/35(a)	185	170,648
5.20%, 03/21/29	80	80,766
5.40%, 03/21/34	215	208,843
Conagra Brands, Inc.
1.38%, 11/01/27	245	234,123
4.85%, 11/01/28	293	293,542
5.00%, 08/01/30	95	94,914
5.75%, 08/01/35(a)	120	120,738
7.00%, 10/01/28	100	104,779
8.25%, 09/15/30	110	123,498
Flowers Foods, Inc.
2.40%, 03/15/31	65	55,763
5.75%, 03/15/35(a)	110	106,156
General Mills, Inc.
2.25%, 10/14/31	140	123,275
2.88%, 04/15/30	195	182,553
4.20%, 04/17/28	345	343,787
4.88%, 01/30/30	180	181,223
4.95%, 03/29/33	235	233,939
5.25%, 01/30/35(a)	150	149,839
5.50%, 10/17/28	125	127,783
Hershey Co.(The)
1.70%, 06/01/30	130	116,747
2.45%, 11/15/29	90	84,483
4.25%, 05/04/28	150	150,063
4.50%, 05/04/33	100	99,170
4.55%, 02/24/28	60	60,374
4.75%, 02/24/30	140	141,760
4.95%, 02/24/32	145	147,639
5.10%, 02/24/35	105	106,881

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$190	$180,459
1.80%, 06/11/30	280	251,894
Ingredion, Inc., 2.90%, 06/01/30	170	158,873
J M Smucker Co.(The)
2.13%, 03/15/32	125	107,762
2.38%, 03/15/30	135	124,625
3.38%, 12/15/27	105	103,387
4.25%, 03/15/35	55	51,280
5.90%, 11/15/28	205	211,571
6.20%, 11/15/33	215	229,254
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	160	153,485
3.00%, 05/15/32	160	142,264
3.63%, 01/15/32	240	222,151
3.75%, 12/01/31	130	121,389
5.50%, 01/15/36	220	219,639
5.75%, 04/01/33	365	375,194
5.95%, 04/20/35	155	159,840
6.75%, 03/15/34	170	185,098
Kellanova
2.10%, 06/01/30	145	132,046
3.40%, 11/15/27	143	141,472
4.30%, 05/15/28	165	165,001
5.25%, 03/01/33	115	117,480
Series B, 7.45%, 04/01/31	150	168,136
Kraft Heinz Foods Co.
3.75%, 04/01/30	185	179,201
4.25%, 03/01/31	105	102,844
4.63%, 01/30/29	110	110,090
5.00%, 07/15/35	100	97,481
5.20%, 03/15/32	115	116,801
5.40%, 03/15/35	145	146,156
6.75%, 03/15/32	70	75,752
Kroger Co.(The)
1.70%, 01/15/31	135	118,558
2.20%, 05/01/30	120	109,613
3.70%, 08/01/27	160	158,918
4.50%, 01/15/29	175	175,146
5.00%, 09/15/34	455	450,445
7.50%, 04/01/31	125	139,632
McCormick & Co., Inc./MD
1.85%, 02/15/31	130	114,212
2.50%, 04/15/30	130	120,035
3.40%, 08/15/27	202	199,615
4.15%, 02/15/29	80	79,235
4.70%, 10/15/34	115	110,833
4.95%, 04/15/33	120	119,451
Mondelez International, Inc.
1.50%, 02/04/31	175	151,993
1.88%, 10/15/32	120	102,347
2.75%, 04/13/30	172	160,763
3.00%, 03/17/32	209	189,700
4.13%, 05/07/28	140	139,116
4.25%, 05/06/28	135	134,618
4.50%, 05/06/30	75	74,703
4.75%, 02/20/29	130	131,000
4.75%, 08/28/34	150	147,186
5.13%, 05/06/35	60	60,151
Security	Par (000)	Value
Food (continued)
Pilgrim's Pride Corp.
3.50%, 03/01/32	$105	$95,343
4.25%, 04/15/31	245	235,023
6.25%, 07/01/33	230	240,264
6.88%, 05/15/34	110	118,933
Sysco Corp.
2.40%, 02/15/30	125	115,121
2.45%, 12/14/31	90	79,858
3.25%, 07/15/27	201	198,713
4.40%, 07/25/31	145	141,615
4.95%, 03/25/36	80	77,331
5.10%, 09/23/30	175	177,080
5.38%, 09/21/35	35	34,997
5.40%, 03/23/35	145	145,884
5.75%, 01/17/29	60	61,651
5.95%, 04/01/30	230	238,998
6.00%, 01/17/34	120	126,589
Tyson Foods, Inc.
3.55%, 06/02/27	343	340,712
4.35%, 03/01/29	242	240,849
4.88%, 08/15/34	155	152,179
4.95%, 02/20/36	75	73,211
5.40%, 03/15/29	145	148,219
5.70%, 03/15/34	165	170,842
		15,289,688
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	39,416
Georgia-Pacific LLC
7.75%, 11/15/29	190	210,080
8.88%, 05/15/31	120	141,626
International Paper Co., 5.00%, 09/15/35	20	19,698
Suzano Austria GmbH
2.50%, 09/15/28	95	90,394
3.13%, 01/15/32	230	204,123
3.75%, 01/15/31	265	247,854
5.00%, 01/15/30	215	212,106
6.00%, 01/15/29	370	378,108
Suzano Netherlands BV, 5.50%, 01/15/36	215	209,416
		1,752,821
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	172	150,380
2.63%, 09/15/29	167	157,885
3.00%, 06/15/27	225	222,439
5.20%, 08/15/35	105	106,708
5.45%, 10/15/32	25	25,917
5.90%, 11/15/33	200	213,138
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	177	157,339
4.00%, 04/01/28	110	109,240
4.40%, 07/01/32	105	102,639
5.25%, 03/01/28	310	314,864
5.40%, 07/01/34	105	107,258
National Fuel Gas Co.
2.95%, 03/01/31	80	72,894
3.95%, 09/15/27	70	69,387
4.75%, 09/01/28	55	54,958
4.75%, 05/15/29	115	115,072
5.05%, 10/15/31	125	125,058

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.50%, 03/15/30	$115	$117,450
5.50%, 05/15/36	75	74,831
5.95%, 03/15/35	105	108,987
NiSource, Inc.
1.70%, 02/15/31	299	261,018
2.95%, 09/01/29	219	208,169
3.60%, 05/01/30	290	279,001
4.75%, 05/18/31	100	99,983
5.20%, 07/01/29	150	152,527
5.25%, 03/30/28	345	349,783
5.30%, 05/18/36	150	150,261
5.35%, 04/01/34	75	76,555
5.35%, 07/15/35	200	202,223
5.40%, 06/30/33	90	92,142
5.75%, 07/15/56, (5-year CMT + 2.04%)(d)	75	74,987
6.38%, 03/31/55, (5-year CMT + 2.53%)(d)	200	204,352
ONE Gas, Inc.
2.00%, 05/15/30	105	95,177
4.25%, 09/01/32	75	73,195
5.10%, 04/01/29	130	132,118
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	40	36,231
3.50%, 06/01/29	127	123,313
5.10%, 02/15/35	125	124,786
5.40%, 06/15/33	95	97,252
Southern California Gas Co.
5.05%, 09/01/34	125	125,179
5.20%, 06/01/33	145	147,569
5.45%, 06/15/35	185	189,548
Series XX, 2.55%, 02/01/30	225	210,520
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	135	133,394
5.15%, 09/15/32	115	116,663
5.75%, 09/15/33	150	156,230
6.05%, 09/15/56, (5-year CMT + 1.82%)(d)	110	110,576
Series 2020-A, 1.75%, 01/15/31	128	112,851
Series A, 4.05%, 09/15/28	100	99,275
Series B, 5.10%, 09/15/35	95	94,068
Southwest Gas Corp.
2.20%, 06/15/30	127	115,236
3.70%, 04/01/28	85	83,754
4.05%, 03/15/32	150	143,412
5.45%, 03/23/28	110	111,667
5.80%, 12/01/27	120	122,232
Spire Missouri, Inc.
4.80%, 02/15/33	55	54,884
Series 2034, 5.15%, 08/15/34	80	80,674
Spire, Inc., 4.60%, 09/01/31	60	59,269
		7,506,518
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	80	72,634
5.80%, 05/28/36	40	40,533
Stanley Black & Decker, Inc.
2.30%, 03/15/30	215	196,960
3.00%, 05/15/32	160	144,247
4.25%, 11/15/28	155	154,343
6.00%, 03/06/28	100	102,625
		711,342
Security	Par (000)	Value
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28	$188	$179,129
1.40%, 06/30/30	71	63,047
3.70%, 03/09/29	550	540,879
4.00%, 03/15/31	655	640,555
4.30%, 03/15/33	640	622,770
4.65%, 03/15/36	760	739,045
Agilent Technologies, Inc.
2.10%, 06/04/30	115	104,276
2.30%, 03/12/31	220	197,172
2.75%, 09/15/29	60	56,849
4.20%, 09/09/27	155	154,645
4.75%, 09/09/34	130	127,961
Augusta SpinCo Corp.
4.40%, 03/23/29	145	144,206
4.66%, 03/23/31	155	154,010
4.95%, 03/23/33	145	144,511
5.25%, 03/23/36	270	269,571
Baxter International, Inc.
1.73%, 04/01/31	150	127,417
2.27%, 12/01/28	205	192,650
2.54%, 02/01/32	350	299,226
3.95%, 04/01/30	135	130,214
4.45%, 02/15/29	110	108,742
4.90%, 12/15/30	145	143,731
5.65%, 12/15/35	185	183,119
Boston Scientific Corp.
2.65%, 06/01/30	335	311,565
4.00%, 03/01/28	115	114,618
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	188	173,972
DH Europe Finance II SARL, 2.60%, 11/15/29	200	187,790
Edwards Lifesciences Corp., 4.30%, 06/15/28	169	168,523
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	85	84,286
4.80%, 08/14/29	215	216,283
4.80%, 01/15/31	110	110,264
4.95%, 12/15/35	165	161,266
5.50%, 06/15/35	170	172,871
5.65%, 11/15/27	190	193,360
5.86%, 03/15/30	295	306,211
5.91%, 11/22/32	430	453,467
Medtronic Global Holdings SCA
4.25%, 03/30/28	273	272,793
4.50%, 03/30/33	270	265,921
Medtronic, Inc., 4.38%, 03/15/35	415	399,883
Revvity, Inc.
1.90%, 09/15/28	145	136,448
2.25%, 09/15/31	150	131,602
2.55%, 03/15/31	100	89,886
3.30%, 09/15/29	156	149,416
Smith & Nephew PLC
2.03%, 10/14/30	255	227,039
5.40%, 03/20/34	150	151,996
Solventum Corp.
5.40%, 03/01/29	178	181,469
5.45%, 03/13/31	255	261,637
5.60%, 03/23/34	355	363,759
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	175	159,424
Stryker Corp.
1.95%, 06/15/30	235	212,681
3.65%, 03/07/28	160	158,073

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.25%, 09/11/29	$245	$243,381
4.63%, 09/11/34	110	107,415
4.70%, 02/10/28	160	160,898
4.85%, 12/08/28	160	161,777
4.85%, 02/10/30	175	176,764
5.20%, 02/10/35	230	232,856
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	195	183,695
2.00%, 10/15/31	290	255,830
2.60%, 10/01/29	255	240,617
4.20%, 03/01/31	125	123,139
4.22%, 02/12/31	80	78,858
4.47%, 10/07/32	165	162,402
4.55%, 06/15/33	175	172,351
4.79%, 10/07/35	160	157,328
4.80%, 11/21/27	170	171,384
4.90%, 02/12/36	300	296,723
4.95%, 11/21/32	130	131,517
4.98%, 08/10/30	215	218,697
5.00%, 01/31/29	195	198,084
5.09%, 08/10/33	215	218,158
5.20%, 01/31/34	115	117,644
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	220	197,225
5.05%, 02/19/30	165	167,215
5.20%, 09/15/34	150	150,126
5.35%, 12/01/28	140	142,840
5.50%, 02/19/35	135	137,792
		15,744,944
Health Care - Services — 0.7%
Adventist Health System/West
5.43%, 03/01/32	90	90,956
5.76%, 12/01/34	100	102,505
Series 2025, 4.74%, 12/01/30	75	74,292
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	110	109,048
Ascension Health
Series 2025, 4.08%, 11/15/28	80	79,482
Series 2025, 4.29%, 11/15/30	130	128,305
Series 2025, 4.92%, 11/15/35	135	133,698
Series B, 2.53%, 11/15/29	231	216,530
Banner Health
1.90%, 01/01/31	100	88,820
2.34%, 01/01/30	100	92,716
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	130	115,455
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	160	153,949
Series 2018, 4.30%, 07/01/28(a)	105	104,498
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	135	120,915
CHRISTUS Health, Series C, 4.34%, 07/01/28	35	34,830
Cigna Group(The)
2.38%, 03/15/31	385	346,942
2.40%, 03/15/30	323	298,494
3.05%, 10/15/27	140	137,569
4.38%, 10/15/28	855	853,858
4.50%, 09/15/30	205	204,185
4.88%, 09/15/32	200	200,175
5.00%, 05/15/29	205	208,047
5.13%, 05/15/31	150	152,791
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 02/15/34	$290	$293,881
5.25%, 01/15/36	290	291,049
5.40%, 03/15/33	175	179,628
CommonSpirit Health
2.78%, 10/01/30	87	80,135
3.35%, 10/01/29	172	164,759
4.35%, 09/01/30	65	63,765
4.98%, 09/01/35	60	58,189
5.21%, 12/01/31	130	131,812
5.32%, 12/01/34	150	150,159
6.07%, 11/01/27	110	112,317
Elevance Health, Inc.
2.25%, 05/15/30	264	241,377
2.55%, 03/15/31	240	217,612
2.88%, 09/15/29	194	183,818
3.65%, 12/01/27	405	400,952
4.00%, 09/15/28	175	173,341
4.10%, 03/01/28	319	317,314
4.10%, 05/15/32	160	153,882
4.60%, 09/15/32	150	147,376
4.75%, 02/15/30	160	160,715
4.75%, 02/15/33	235	232,046
4.95%, 11/01/31	190	190,944
5.00%, 01/15/36	250	245,214
5.15%, 06/15/29	145	147,223
5.20%, 02/15/35	300	300,839
5.38%, 06/15/34	250	254,233
5.50%, 10/15/32	170	174,976
5.85%, 01/15/36	5	5,200
5.95%, 12/15/34	50	52,585
HCA, Inc.
2.38%, 07/15/31	200	177,293
3.38%, 03/15/29	120	116,211
3.50%, 09/01/30	605	574,788
3.63%, 03/15/32	422	392,746
4.13%, 06/15/29	432	425,707
4.30%, 11/15/30	140	137,159
4.60%, 11/15/32	215	209,731
4.70%, 05/15/31	235	232,911
4.90%, 11/15/35	190	183,783
5.00%, 03/01/28	120	121,035
5.00%, 05/15/33	255	252,517
5.20%, 06/01/28	230	233,017
5.25%, 03/01/30	100	101,718
5.30%, 05/15/36	225	222,690
5.45%, 04/01/31	355	363,005
5.45%, 09/15/34	265	267,804
5.50%, 03/01/32	110	112,798
5.50%, 06/01/33	265	270,533
5.60%, 04/01/34	235	240,417
5.63%, 09/01/28	330	336,067
5.75%, 03/01/35	315	324,225
5.88%, 02/01/29	245	251,476
Humana, Inc.
2.15%, 02/03/32	170	147,288
3.13%, 08/15/29	140	134,013
3.70%, 03/23/29	175	170,839
4.88%, 04/01/30	130	130,274
5.38%, 04/15/31	345	350,351
5.55%, 05/01/35	20	20,009
5.75%, 03/01/28	165	168,174

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.75%, 12/01/28	$145	$148,695
5.88%, 03/01/33	175	180,184
5.95%, 03/15/34	275	284,095
ICON Investments Six DAC
5.85%, 05/08/29	200	203,611
6.00%, 05/08/34	70	71,444
IQVIA, Inc.
5.70%, 05/15/28	100	101,841
6.25%, 02/01/29	220	227,708
Laboratory Corp. of America Holdings
2.70%, 06/01/31	120	109,227
2.95%, 12/01/29	86	81,450
3.60%, 09/01/27	173	171,555
4.35%, 04/01/30	190	187,777
4.55%, 04/01/32	140	137,947
4.80%, 10/01/34	185	180,800
OhioHealth Corp., 2.30%, 11/15/31	130	115,571
Orlando Health Obligated Group, 5.48%, 10/01/35	10	10,272
PeaceHealth Obligated Group
4.34%, 11/15/28	15	14,893
4.86%, 11/15/32	35	34,808
Piedmont Healthcare, Inc., 2.04%, 01/01/32	130	112,671
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	125	127,299
5.40%, 10/01/33	130	132,733
Series 19A, 2.53%, 10/01/29	85	79,403
Quest Diagnostics, Inc.
2.80%, 06/30/31	195	178,491
2.95%, 06/30/30	210	196,833
4.20%, 06/30/29	155	153,510
4.60%, 12/15/27	120	120,512
4.63%, 12/15/29	135	135,386
5.00%, 12/15/34	200	198,962
5.00%, 06/30/36	75	73,645
6.40%, 11/30/33	170	184,540
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	111	108,600
SSM Health Care Corp.
4.89%, 06/01/28	65	65,400
Series A, 3.82%, 06/01/27	210	208,847
Stanford Health Care, Series 2020, 3.31%, 08/15/30	120	114,674
Sutter Health
Series 2025, 5.21%, 08/15/32	40	40,890
Series 2025, 5.54%, 08/15/35	115	118,953
Series 20A, 2.29%, 08/15/30	10	9,107
UnitedHealth Group, Inc.
2.00%, 05/15/30	220	199,962
2.30%, 05/15/31	360	323,375
2.88%, 08/15/29	199	190,112
2.95%, 10/15/27	298	293,314
3.85%, 06/15/28	300	297,668
3.88%, 12/15/28	218	215,414
4.00%, 05/15/29	188	185,864
4.20%, 05/15/32	345	335,881
4.25%, 01/15/29	300	298,994
4.40%, 06/15/28	155	155,193
4.50%, 04/15/33	385	376,372
4.63%, 07/15/35	115	111,733
4.65%, 01/15/31	85	85,185
Security	Par (000)	Value
Health Care - Services (continued)
4.70%, 04/15/29	$100	$100,874
4.80%, 01/15/30	280	282,871
4.90%, 04/15/31	230	232,824
4.95%, 01/15/32	325	328,002
5.00%, 04/15/34	295	295,491
5.15%, 07/15/34	460	465,421
5.25%, 02/15/28	300	304,798
5.30%, 02/15/30	280	286,785
5.30%, 06/15/35	80	81,405
5.35%, 02/15/33	310	318,931
5.80%, 03/15/36	105	110,515
Universal Health Services, Inc.
2.65%, 10/15/30	185	167,102
2.65%, 01/15/32	100	87,482
4.63%, 10/15/29	55	54,526
5.05%, 10/15/34	115	110,625
UPMC, 5.04%, 05/15/33	35	35,207
		26,796,240
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(b)	50	49,172
5.88%, 08/30/30	65	64,455
6.55%, 03/15/32(b)	25	25,295
6.55%, 03/15/32	95	96,119
6.70%, 07/29/31	190	194,386
6.90%, 04/13/29	215	221,071
Ares Capital Corp.
2.88%, 06/15/27	125	122,542
2.88%, 06/15/28	140	134,199
3.20%, 11/15/31	190	166,962
5.10%, 01/15/31	145	140,898
5.25%, 04/12/31	100	97,650
5.50%, 09/01/30	170	168,351
5.55%, 01/15/30	50	49,815
5.80%, 03/08/32	200	198,842
5.88%, 03/01/29	200	202,111
5.95%, 07/15/29	170	172,109
Ares Strategic Income Fund
4.85%, 01/15/29(b)	90	87,622
5.15%, 01/15/31(b)	70	67,089
5.45%, 09/09/28(b)	85	84,321
5.55%, 04/15/31(b)	55	53,548
5.60%, 02/15/30	165	162,554
5.70%, 03/15/28	165	165,305
5.80%, 09/09/30(b)	140	137,918
6.20%, 03/21/32	190	188,933
6.35%, 08/15/29	155	156,950
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	70	68,701
5.95%, 03/01/31	25	24,264
Barings BDC, Inc.
5.20%, 09/15/28	40	39,321
7.00%, 02/15/29	80	81,337
Barings Private Credit Corp., 6.15%, 06/11/30(b)	50	48,976
Blackstone Private Credit Fund
4.00%, 01/15/29	135	129,162
4.95%, 09/26/27	95	94,710
5.05%, 09/10/30	110	105,645
5.25%, 04/01/30	90	87,499
5.35%, 03/12/31	50	48,206
5.60%, 11/22/29	135	133,321

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.95%, 07/16/29	$200	$200,352
5.95%, 05/15/31	65	64,188
6.00%, 01/29/32	245	241,598
6.00%, 11/22/34	225	216,387
6.25%, 01/25/31	130	130,223
7.30%, 11/27/28	130	134,827
Blackstone Secured Lending Fund
2.85%, 09/30/28	108	101,966
5.13%, 01/31/31	60	57,692
5.30%, 06/30/30	170	165,807
5.35%, 04/13/28	155	154,829
5.88%, 11/15/27	85	85,716
5.90%, 05/21/31	45	44,572
Blue Owl Capital Corp.
2.88%, 06/11/28	190	179,397
5.95%, 03/15/29	120	119,954
6.20%, 07/15/30	60	59,942
6.30%, 08/15/31	45	44,817
Blue Owl Credit Income Corp.
5.80%, 03/15/30	205	199,580
6.60%, 09/15/29	180	181,350
6.65%, 03/15/31	125	125,264
7.75%, 09/16/27	125	127,676
7.75%, 01/15/29	115	118,845
7.95%, 06/13/28	150	155,633
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	105	104,787
6.75%, 04/04/29(a)	150	150,722
Capital Southwest Corp., 5.95%, 09/18/30	35	34,829
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	25	24,065
6.75%, 02/18/30	15	15,104
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	35	33,681
7.20%, 06/15/29	115	117,615
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	25	24,454
5.65%, 09/09/30(a)	100	98,471
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	50	49,665
5.38%, 01/31/29	30	29,824
5.88%, 05/06/28(a)	65	65,064
5.88%, 01/31/31	60	59,531
6.15%, 06/16/31(b)	70	69,708
6.25%, 05/06/30	135	136,850
Golub Capital BDC, Inc.
6.00%, 07/15/29	125	125,420
6.25%, 06/01/31	25	24,956
7.05%, 12/05/28	150	154,253
Golub Capital Private Credit Fund
5.45%, 08/15/28	115	113,972
5.60%, 04/15/31(b)	50	48,115
5.80%, 09/12/29	105	104,102
5.88%, 05/01/30	55	54,431
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	50	51,458
6.38%, 07/01/34	175	179,336
6.75%, 07/15/35	150	156,468
Main Street Capital Corp.
5.40%, 08/15/28	40	39,865
6.50%, 06/04/27	120	121,151
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.95%, 03/01/29	$70	$72,113
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	65	65,026
6.15%, 05/17/29	80	80,931
MSD Investment Corp.
6.13%, 02/05/31(b)	25	24,404
6.25%, 05/31/30	105	103,859
New Mountain Finance Corp.
6.20%, 10/15/27(a)	10	10,056
6.88%, 02/01/29(a)	70	70,270
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	55	53,754
5.75%, 02/01/30	35	34,355
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	55	54,498
7.10%, 02/15/29	75	76,370
Oaktree Strategic Credit Fund
6.19%, 07/15/30	65	64,706
6.50%, 07/23/29	95	95,941
8.40%, 11/14/28	85	89,608
Sixth Street Lending Partners
5.75%, 01/15/30	150	149,099
6.13%, 07/15/30	90	90,461
6.50%, 03/11/29	160	163,246
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	55	54,588
5.65%, 08/15/31	35	34,540
6.13%, 03/01/29(a)	100	101,479
6.95%, 08/14/28	30	30,945
		10,688,120
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	155	149,043
4.85%, 10/15/30	100	100,751
5.00%, 10/15/34	170	168,370
5.50%, 10/15/35	40	40,852
Lennar Corp.
4.75%, 11/29/27	198	198,429
5.00%, 06/15/27	100	100,219
5.20%, 07/30/30	175	177,545
Meritage Homes Corp.
5.13%, 06/06/27	30	30,042
5.65%, 03/15/35	120	121,223
NVR, Inc., 3.00%, 05/15/30	255	239,656
PulteGroup, Inc.
4.25%, 03/01/31	80	78,083
4.90%, 03/01/36	55	53,374
6.00%, 02/15/35	40	41,793
6.38%, 05/15/33	105	112,574
7.88%, 06/15/32(a)	90	103,710
Sekisui House U.S., Inc.
2.50%, 01/15/31	92	81,055
3.85%, 01/15/30	80	76,288
Toll Brothers Finance Corp.
3.80%, 11/01/29	132	128,534
4.35%, 02/15/28	130	129,483
5.60%, 06/15/35	115	117,442
		2,248,466

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	$130	$127,308
4.40%, 03/15/29	113	110,198
		237,506
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	95	82,814
2.65%, 04/30/30	160	147,782
4.88%, 12/06/28	150	151,148
5.75%, 03/15/33	120	124,485
Church & Dwight Co., Inc.
2.30%, 12/15/31	120	106,022
3.15%, 08/01/27	140	138,254
5.60%, 11/15/32	140	146,614
Clorox Co.(The)
1.80%, 05/15/30	145	130,123
3.10%, 10/01/27	120	118,031
3.90%, 05/15/28	125	123,835
4.40%, 05/01/29	170	169,147
4.60%, 05/01/32	130	128,089
4.70%, 05/15/31	75	74,585
4.95%, 05/15/33	75	74,673
5.25%, 05/15/36	75	75,013
Kimberly-Clark Corp.
1.05%, 09/15/27	185	178,158
2.00%, 11/02/31	130	114,735
3.10%, 03/26/30	215	204,782
3.20%, 04/25/29	181	175,389
3.95%, 11/01/28	170	168,748
4.50%, 02/16/33	105	104,539
		2,736,966
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	116,534
AEGON Funding Co. LLC, 5.63%, 05/07/36	75	74,818
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(d)	200	200,361
Aflac, Inc.
3.60%, 04/01/30	260	251,429
5.15%, 05/14/36	100	99,928
Alleghany Corp., 3.63%, 05/15/30	180	174,307
Allstate Corp.(The)
1.45%, 12/15/30	165	143,634
5.05%, 06/24/29	110	111,706
5.25%, 03/30/33	165	167,956
5.35%, 06/01/33	80	81,996
5.55%, 05/09/35	120	123,922
American Financial Group, Inc., 5.00%, 09/23/35	60	57,989
American International Group, Inc.
3.40%, 06/30/30	154	146,925
3.88%, 01/15/35	45	41,319
4.85%, 05/07/30	85	85,768
5.13%, 03/27/33	210	212,183
5.45%, 05/07/35	180	184,031
American National Group, Inc.
5.00%, 06/15/27	175	175,316
5.75%, 10/01/29	95	96,373
6.00%, 07/15/35	155	153,613
Aon Corp.
2.80%, 05/15/30	244	227,489
3.75%, 05/02/29	186	182,122
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/28	$102	$101,965
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	130	113,659
2.60%, 12/02/31	115	102,601
5.00%, 09/12/32	112	112,589
5.35%, 02/28/33	170	173,614
Aon North America, Inc.
5.15%, 03/01/29	235	238,661
5.30%, 03/01/31	145	147,928
5.45%, 03/01/34	385	393,170
Arch Capital Group Ltd., 7.35%, 05/01/34	35	39,763
Arthur J Gallagher & Co.
2.40%, 11/09/31	120	106,192
4.60%, 12/15/27	245	245,401
4.85%, 12/15/29	90	90,777
5.00%, 02/15/32	90	90,089
5.15%, 02/15/35	340	337,498
5.45%, 07/15/34	100	101,482
5.50%, 03/02/33	80	82,243
6.50%, 02/15/34	95	102,611
Assurant, Inc.
2.65%, 01/15/32	85	74,790
3.70%, 02/22/30	110	105,531
4.90%, 03/27/28	115	115,326
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	185	171,867
6.13%, 09/15/28	60	61,902
Athene Holding Ltd.
3.50%, 01/15/31	85	79,685
4.13%, 01/12/28	270	267,807
5.88%, 01/15/34	158	160,689
6.15%, 04/03/30	59	61,173
6.63%, 10/15/54, (5-year CMT + 2.61%)(d)	125	120,143
6.65%, 02/01/33	120	127,275
6.88%, 06/28/55, (5-year CMT + 2.58%)(d)	120	115,937
AXA SA, 8.60%, 12/15/30	220	252,600
Axis Specialty Finance LLC, 3.90%, 07/15/29	184	179,636
Axis Specialty Finance PLC, 4.00%, 12/06/27	160	158,599
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	171	152,035
1.85%, 03/12/30	125	114,692
2.88%, 03/15/32	230	213,219
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	70	69,074
5.63%, 05/15/30(a)	170	171,955
Brown & Brown, Inc.
2.38%, 03/15/31	197	174,897
4.20%, 03/17/32	160	152,114
4.50%, 03/15/29	105	104,425
4.70%, 06/23/28	150	150,289
4.90%, 06/23/30	110	109,984
5.25%, 06/23/32	135	135,176
5.55%, 06/23/35	235	235,439
5.65%, 06/11/34	125	126,509
Chubb INA Holdings LLC
1.38%, 09/15/30	225	197,282
4.65%, 08/15/29	125	125,856
4.90%, 08/15/35	260	256,552
5.00%, 03/15/34	345	346,450
5.30%, 05/20/36	205	207,812

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Cincinnati Financial Corp.
6.13%, 11/01/34	$40	$42,185
6.92%, 05/15/28	129	134,901
CNA Financial Corp.
2.05%, 08/15/30	155	138,785
3.45%, 08/15/27	200	197,691
3.90%, 05/01/29	151	147,990
5.13%, 02/15/34	95	94,154
5.20%, 08/15/35	55	54,030
5.50%, 06/15/33	80	81,481
CNO Financial Group, Inc.
5.25%, 05/30/29	165	166,096
6.45%, 06/15/34	160	166,904
Corebridge Financial, Inc.
3.85%, 04/05/29	315	307,788
3.90%, 04/05/32	370	348,008
5.75%, 01/15/34	85	87,480
6.05%, 09/15/33	80	83,940
6.38%, 09/15/54, (5-year CMT + 2.65%)(d)	115	114,465
Enstar Group Ltd.
3.10%, 09/01/31	145	129,309
4.95%, 06/01/29	188	187,721
Equitable Holdings, Inc.
4.35%, 04/20/28	293	291,793
5.59%, 01/11/33	165	168,546
6.70%, 03/28/55, (5-year CMT + 2.39%)(d)	100	102,827
Essent Group Ltd., 6.25%, 07/01/29	135	139,390
F&G Annuities & Life, Inc.
6.25%, 10/04/34(a)	115	112,793
6.50%, 06/04/29	140	142,256
7.40%, 01/13/28	105	107,917
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	74,808
4.63%, 04/29/30	140	139,293
4.85%, 04/17/28	194	194,616
5.63%, 08/16/32	220	226,388
6.00%, 12/07/33	95	99,499
Fidelity National Financial, Inc.
2.45%, 03/15/31	140	123,887
3.40%, 06/15/30	160	150,728
4.50%, 08/15/28	165	164,607
First American Financial Corp.
2.40%, 08/15/31	185	161,329
4.00%, 05/15/30	100	96,191
5.45%, 09/30/34	110	108,779
Globe Life, Inc.
2.15%, 08/15/30	130	117,112
4.55%, 09/15/28	235	234,992
4.80%, 06/15/32	115	113,457
5.85%, 09/15/34	65	67,475
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	109	98,910
5.50%, 09/01/35	65	65,397
Hartford Insurance Group, Inc., 2.80%, 08/19/29	170	161,059
Horace Mann Educators Corp.
4.70%, 10/01/30	105	103,739
7.25%, 09/15/28	75	78,787
Jackson Financial, Inc.
3.13%, 11/23/31	130	116,551
5.17%, 06/08/27	105	105,514
5.67%, 06/08/32	90	90,968
Security	Par (000)	Value
Insurance (continued)
Kemper Corp.
2.40%, 09/30/30	$125	$109,369
3.80%, 02/23/32	135	121,913
Lincoln National Corp.
3.05%, 01/15/30(a)	150	140,785
3.40%, 01/15/31(a)	120	112,491
3.40%, 03/01/32	60	54,883
3.80%, 03/01/28	155	153,100
5.35%, 11/15/35(a)	115	112,281
5.85%, 03/15/34	80	82,264
Loews Corp.
3.20%, 05/15/30	195	185,307
4.94%, 04/01/36	75	73,090
6.00%, 02/01/35	35	36,938
Manulife Financial Corp.
3.70%, 03/16/32	240	227,902
4.99%, 12/11/35	215	211,841
Markel Group, Inc.
3.35%, 09/17/29	128	123,196
3.50%, 11/01/27	140	138,161
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	175	158,608
2.38%, 12/15/31	120	106,636
4.38%, 03/15/29	390	389,406
4.55%, 11/08/27	325	326,287
4.65%, 03/15/30	240	240,335
4.85%, 11/15/31	245	246,769
4.95%, 03/15/36	120	118,200
5.00%, 03/15/35	425	421,642
5.15%, 03/15/34	105	105,983
5.40%, 09/15/33	150	154,493
5.75%, 11/01/32	107	112,289
5.88%, 08/01/33	50	53,339
MetLife, Inc.
4.55%, 03/23/30	309	310,757
5.30%, 12/15/34	95	97,257
5.38%, 07/15/33	248	256,787
5.70%, 06/15/35	305	319,112
5.85%, 03/15/56, (5-year CMT + 1.82%)(d)	105	103,847
6.38%, 06/15/34	190	206,806
6.50%, 12/15/32	135	148,006
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(d)	200	205,254
MGIC Investment Corp., 5.25%, 08/15/28	135	134,909
NMI Holdings, Inc., 6.00%, 08/15/29	65	66,444
Old Republic International Corp.
5.70%, 06/01/36	120	120,558
5.75%, 03/28/34	85	86,495
PartnerRe Finance B LLC, 3.70%, 07/02/29	305	295,815
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	70	70,031
Primerica, Inc., 2.80%, 11/19/31	170	153,394
Principal Financial Group, Inc.
2.13%, 06/15/30	165	149,513
3.70%, 05/15/29	171	167,123
5.38%, 03/15/33	125	127,922
Progressive Corp.(The)
3.00%, 03/15/32	155	141,830
3.20%, 03/26/30	110	105,124
4.00%, 03/01/29	153	152,022
4.60%, 03/26/31	50	50,029

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.95%, 06/15/33	$125	$126,139
5.15%, 03/26/36	205	204,920
6.25%, 12/01/32	105	113,912
6.63%, 03/01/29	90	95,402
Prudential Financial, Inc.
2.10%, 03/10/30	135	124,307
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	125	114,844
3.88%, 03/27/28	227	225,386
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(d)	110	107,924
5.13%, 03/01/52, (5-year CMT + 3.16%)(d)	195	190,874
5.20%, 03/14/35	170	170,946
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(d)	210	209,997
5.75%, 07/15/33	65	68,911
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	290	295,578
6.50%, 03/15/54, (5-year CMT + 2.40%)(d)	200	205,887
6.75%, 03/01/53, (5-year CMT + 2.85%)(d)	120	126,556
Prudential Funding Asia PLC
3.13%, 04/14/30	261	248,046
3.63%, 03/24/32	135	127,041
Reinsurance Group of America, Inc.
3.15%, 06/15/30	145	136,046
3.90%, 05/15/29	200	196,411
5.75%, 09/15/34	180	185,073
6.00%, 09/15/33	45	46,984
6.65%, 09/15/55, (5-year CMT + 2.39%)(d)	150	150,976
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	110	109,137
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	155	150,723
5.75%, 06/05/33	170	174,473
5.80%, 04/01/35	110	113,026
RLI Corp., 5.38%, 06/01/36	75	72,671
Selective Insurance Group, Inc., 5.90%, 04/15/35	60	62,261
SiriusPoint Ltd., 7.00%, 04/05/29	125	131,084
Stewart Information Services Corp., 3.60%, 11/15/31	135	120,650
Travelers Companies, Inc. (The), 5.05%, 07/24/35	110	110,121
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	110,482
Unum Group
4.00%, 06/15/29	125	122,818
5.25%, 12/15/35	50	49,336
Willis North America, Inc.
2.95%, 09/15/29	203	192,624
4.50%, 09/15/28	150	149,763
4.55%, 03/15/31	175	172,466
4.65%, 06/15/27	235	235,636
5.15%, 03/15/36	70	68,563
5.35%, 05/15/33	175	177,283
		30,811,038
Internet — 0.8%
Airbnb, Inc.
4.40%, 03/16/29	155	154,708
4.65%, 03/16/31	150	149,941
5.25%, 03/16/36	175	175,131
Alibaba Group Holding Ltd.
2.13%, 02/09/31	345	312,687
3.40%, 12/06/27	560	553,771
4.50%, 11/28/34	44	43,268
5.25%, 05/26/35	250	258,753
Security	Par (000)	Value
Internet (continued)
Alphabet, Inc.
0.80%, 08/15/27	$130	$125,305
1.10%, 08/15/30	500	439,521
3.70%, 02/15/29	475	468,627
3.88%, 11/15/28	165	164,027
4.00%, 05/15/30	240	237,242
4.10%, 11/15/30	415	410,591
4.10%, 02/15/31	435	429,171
4.38%, 11/15/32	185	182,521
4.40%, 02/15/33	670	659,007
4.50%, 05/15/35	320	313,624
4.70%, 11/15/35	580	570,077
4.80%, 02/15/36	1,275	1,260,482
Amazon.com, Inc.
1.20%, 06/03/27	290	282,377
1.50%, 06/03/30	494	442,058
1.65%, 05/12/28	517	493,573
2.10%, 05/12/31	695	622,123
3.15%, 08/22/27	382	378,148
3.45%, 04/13/29	373	365,393
3.60%, 04/13/32	580	551,450
3.85%, 03/13/28	610	607,363
3.90%, 11/20/28	440	436,852
4.00%, 03/13/29	605	600,595
4.10%, 11/20/30	520	512,810
4.25%, 03/13/31	780	771,122
4.35%, 03/20/33	340	333,056
4.55%, 12/01/27	445	448,361
4.55%, 03/13/33	405	400,737
4.65%, 12/01/29	400	403,911
4.65%, 11/20/35	515	503,486
4.70%, 12/01/32	520	525,223
4.80%, 12/05/34	135	136,070
4.88%, 03/13/36	1,645	1,624,571
AppLovin Corp.
5.13%, 12/01/29	270	273,158
5.38%, 12/01/31	175	178,088
5.50%, 12/01/34	260	262,367
Baidu, Inc.
3.43%, 04/07/30	50	48,238
3.63%, 07/06/27	200	198,495
4.38%, 03/29/28	55	54,964
4.88%, 11/14/28	50	50,500
Booking Holdings, Inc.
3.55%, 03/15/28	160	157,854
5.38%, 05/07/36	60	60,080
eBay, Inc.
2.60%, 05/10/31	195	176,202
2.70%, 03/11/30	215	199,793
3.60%, 06/05/27	231	229,345
4.25%, 03/06/29	115	113,928
5.13%, 11/06/35	95	93,700
5.95%, 11/22/27	70	71,489
6.30%, 11/22/32	115	123,143
Expedia Group, Inc.
2.95%, 03/15/31	118	108,568
3.25%, 02/15/30	305	289,530
3.80%, 02/15/28	205	202,647
4.63%, 08/01/27	200	200,307
5.40%, 02/15/35	225	223,742
5.50%, 04/15/36	180	178,045

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
JD.com, Inc., 3.38%, 01/14/30	$200	$193,478
Meta Platforms, Inc.
3.50%, 08/15/27	690	685,644
3.85%, 08/15/32	750	711,440
4.20%, 11/15/30	600	592,023
4.30%, 08/15/29	205	205,177
4.55%, 05/15/31	700	697,302
4.55%, 08/15/31	310	309,373
4.60%, 05/15/28(a)	260	262,272
4.60%, 11/15/32	370	365,194
4.75%, 08/15/34	600	590,352
4.80%, 05/15/30	215	217,973
4.88%, 05/15/33	700	698,318
4.88%, 11/15/35	505	493,145
4.95%, 05/15/33	445	446,955
5.25%, 05/15/36	1,350	1,348,714
Netflix, Inc.
4.88%, 04/15/28	395	399,519
4.90%, 08/15/34	235	236,153
5.88%, 11/15/28	520	538,800
6.38%, 05/15/29	228	240,634
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	180,985
Uber Technologies, Inc.
4.15%, 01/15/31	165	161,395
4.30%, 01/15/30	350	346,518
4.80%, 09/15/34	290	283,886
4.80%, 09/15/35	245	238,516
VeriSign, Inc.
2.70%, 06/15/31	225	203,515
4.75%, 07/15/27	150	149,922
5.25%, 06/01/32	10	10,120
Weibo Corp., 3.38%, 07/08/30	200	188,016
		31,837,255
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	130	128,918
5.38%, 05/19/36	180	179,046
6.00%, 06/17/34(a)	110	115,808
6.55%, 11/29/27	275	282,701
6.80%, 11/29/32	210	231,512
Gerdau Trade, Inc., 5.75%, 06/09/35	70	71,538
Nucor Corp.
2.70%, 06/01/30	140	130,692
3.13%, 04/01/32	185	170,660
3.95%, 05/01/28	157	155,918
4.65%, 06/01/30	135	135,690
5.10%, 06/01/35	105	106,013
Reliance, Inc., 2.15%, 08/15/30	95	85,655
Steel Dynamics, Inc.
1.65%, 10/15/27	60	57,827
3.25%, 01/15/31	105	98,615
3.45%, 04/15/30	147	140,801
4.00%, 12/15/28	120	118,569
5.25%, 05/15/35	145	145,874
5.38%, 08/15/34	85	86,448
Vale Overseas Ltd.
3.75%, 07/08/30	320	305,608
6.13%, 06/12/33	315	331,931
		3,079,824
Security	Par (000)	Value
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	$125	$109,172
4.40%, 09/15/32	123	116,366
Brunswick Corp/DE, 5.85%, 03/18/29(a)	105	107,757
Polaris, Inc.
5.60%, 03/01/31	100	99,744
6.95%, 03/15/29	120	125,383
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	35	34,498
4.75%, 05/15/33	225	218,987
5.38%, 01/15/36	300	298,268
7.50%, 10/15/27	10	10,386
		1,120,561
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	105	100,751
3.70%, 01/15/31	75	70,693
5.85%, 08/01/34	130	131,661
Hyatt Hotels Corp.
4.38%, 09/15/28	125	124,341
5.05%, 03/30/28	135	136,117
5.25%, 06/30/29	110	111,758
5.38%, 12/15/31	150	152,836
5.40%, 12/15/35	90	89,201
5.50%, 06/30/34	85	86,385
5.75%, 04/23/30	130	133,633
5.75%, 03/30/32	110	113,658
Las Vegas Sands Corp.
3.90%, 08/08/29	205	198,201
5.30%, 05/15/31	75	75,009
5.63%, 06/15/28	160	162,269
5.65%, 05/18/33	75	75,466
5.90%, 06/01/27	195	197,352
6.00%, 08/15/29	140	143,904
6.00%, 06/14/30	85	87,686
6.20%, 08/15/34	85	87,762
Marriott International, Inc./MD
4.20%, 07/15/27	115	114,895
4.50%, 10/15/31	130	128,584
4.50%, 05/01/33	85	82,365
4.80%, 03/15/30	115	115,788
4.88%, 05/15/29	105	106,002
4.90%, 04/15/29	190	191,952
5.00%, 10/15/27	245	247,376
5.10%, 04/15/32	105	106,687
5.25%, 10/15/35	105	105,229
5.30%, 05/15/34	230	232,981
5.35%, 03/15/35	205	207,605
5.55%, 10/15/28	180	184,289
Series AA, 4.65%, 12/01/28	55	55,137
Series FF, 4.63%, 06/15/30	260	259,417
Series GG, 3.50%, 10/15/32	235	216,674
Series HH, 2.85%, 04/15/31	225	206,545
Series II, 2.75%, 10/15/33	135	117,566
Series X, 4.00%, 04/15/28	125	124,238
Sands China Ltd.
2.85%, 03/08/29	207	196,755
3.25%, 08/08/31	164	150,631
4.38%, 06/18/30	50	48,853

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.40%, 08/08/28	$315	$318,741
		5,796,993
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	140	143,910
Caterpillar Financial Services Corp.
1.10%, 09/14/27	80	77,087
3.60%, 08/12/27	90	89,521
3.70%, 01/10/28	80	79,568
3.75%, 02/23/29	135	133,153
3.95%, 11/14/28	185	183,775
4.15%, 01/08/31	90	88,721
4.38%, 08/16/29	115	115,084
4.40%, 10/15/27	70	70,285
4.40%, 03/03/28	100	100,344
4.60%, 11/15/27	105	105,715
4.70%, 11/15/29	185	186,915
4.80%, 01/08/30	100	101,942
4.85%, 02/27/29	160	162,252
Series K, 4.10%, 08/15/28	100	99,871
Series L, 4.20%, 05/15/28	150	150,028
Series L, 4.30%, 05/15/29	150	150,061
Series L, 4.50%, 05/15/31	100	99,811
Caterpillar, Inc.
1.90%, 03/12/31	80	71,316
2.60%, 09/19/29	154	145,794
2.60%, 04/09/30	180	168,863
5.20%, 05/15/35	295	301,334
CNH Industrial Capital LLC
4.38%, 03/07/31	60	58,827
4.50%, 10/08/27	55	55,015
4.50%, 10/16/30	125	123,438
4.55%, 04/10/28	80	79,927
4.75%, 03/21/28	115	115,369
5.10%, 04/20/29	125	126,421
5.50%, 01/12/29	140	142,914
CNH Industrial NV, 3.85%, 11/15/27	142	140,771
Deere & Co.
3.10%, 04/15/30	140	133,438
5.38%, 10/16/29	115	118,992
5.45%, 01/16/35	235	243,849
7.13%, 03/03/31	90	99,706
Deere Funding Canada Corp., 4.15%, 10/09/30	90	88,580
Dover Corp.
2.95%, 11/04/29	105	99,735
5.38%, 10/15/35	5	5,193
Eaton Capital ULC, 4.45%, 05/09/30	200	199,340
Flowserve Corp.
2.80%, 01/15/32	136	120,688
3.50%, 10/01/30	150	141,605
5.70%, 05/15/36	80	80,615
GE Vernova, Inc.
4.25%, 02/04/31	105	103,539
4.88%, 02/04/36	185	182,297
IDEX Corp.
2.63%, 06/15/31	155	140,363
3.00%, 05/01/30	195	183,091
4.95%, 09/01/29	45	45,365
Ingersoll Rand, Inc.
5.18%, 06/15/29	155	158,090
5.20%, 06/15/27	185	186,482
5.31%, 06/15/31	135	138,138
Security	Par (000)	Value
Machinery (continued)
5.40%, 08/14/28	$130	$132,437
5.45%, 06/15/34	160	163,238
5.70%, 08/14/33	225	233,558
John Deere Capital Corp.
1.45%, 01/15/31	170	148,482
1.50%, 03/06/28	110	105,047
2.00%, 06/17/31	175	155,318
2.45%, 01/09/30	125	116,972
2.80%, 09/08/27	55	54,143
2.80%, 07/18/29	85	81,207
3.05%, 01/06/28	105	103,199
3.35%, 04/18/29	150	146,302
3.45%, 03/07/29	128	125,381
3.90%, 06/07/32	130	125,633
4.15%, 09/15/27	100	100,110
4.20%, 07/15/27	180	180,304
4.35%, 09/15/32	175	172,731
4.38%, 10/15/30	130	129,403
4.40%, 09/08/31	210	208,683
4.50%, 01/16/29	235	236,406
4.65%, 01/07/28	55	55,378
4.70%, 06/10/30	230	232,116
4.75%, 01/20/28	265	267,665
4.85%, 06/11/29	185	187,806
4.85%, 10/11/29	100	102,064
4.90%, 06/11/27	175	176,579
4.90%, 03/03/28	145	146,654
4.90%, 03/07/31	190	192,915
4.95%, 07/14/28	305	310,119
5.10%, 04/11/34	215	218,262
5.15%, 09/08/33	160	164,096
Series 1, 5.05%, 06/12/34	205	207,261
Series I, 3.90%, 03/09/29	105	103,884
Series I, 4.13%, 01/18/29	85	84,663
Series I, 4.20%, 03/10/31	65	64,152
Series I, 4.25%, 06/05/28	85	85,104
Series I, 4.38%, 04/15/31	110	109,217
Series I, 4.55%, 06/05/30	175	175,645
Nordson Corp.
4.50%, 12/15/29	175	174,244
5.60%, 09/15/28	105	107,098
5.80%, 09/15/33	120	124,909
Oshkosh Corp.
3.10%, 03/01/30	95	89,388
4.60%, 05/15/28	80	79,994
Otis Worldwide Corp.
2.57%, 02/15/30	384	357,152
4.49%, 05/07/29	75	74,999
5.13%, 11/19/31	50	50,930
5.13%, 09/04/35	45	45,060
5.25%, 08/16/28	165	167,905
Regal Rexnord Corp.
6.05%, 04/15/28	245	250,669
6.30%, 02/15/30	240	250,362
6.40%, 04/15/33	280	296,628
Rockwell Automation, Inc.
1.75%, 08/15/31	125	108,508
3.50%, 03/01/29	145	141,882
Vertiv Holdings Co., 4.85%, 03/15/36	75	73,054
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	298	298,593

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.90%, 05/29/30	$110	$110,976
5.50%, 05/29/35	120	122,702
5.61%, 03/11/34	45	46,404
Xylem, Inc./New York
1.95%, 01/30/28	181	174,093
2.25%, 01/30/31(a)	170	153,346
5.20%, 06/01/33	160	162,396
5.45%, 06/01/36	65	66,482
		15,267,046
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	238	223,169
2.88%, 10/15/27	221	216,974
3.05%, 04/15/30	92	87,131
3.38%, 03/01/29	116	112,779
3.63%, 09/14/28	143	141,147
4.80%, 03/15/30	150	151,320
5.15%, 03/15/35	115	116,262
Eaton Corp.
3.10%, 09/15/27	210	207,304
3.85%, 03/06/28	205	203,531
3.95%, 03/06/29	385	380,412
4.00%, 11/02/32	175	169,058
4.15%, 03/15/33	270	262,140
4.20%, 03/06/31	200	196,616
4.35%, 05/18/28	105	105,160
4.80%, 03/06/36	600	590,222
Parker-Hannifin Corp.
3.25%, 06/14/29	244	235,734
4.20%, 11/21/34	40	38,308
4.25%, 09/15/27	310	309,832
4.50%, 09/15/29	255	255,542
Pentair Finance SARL
4.50%, 07/01/29	100	99,432
5.90%, 07/15/32	117	121,596
Teledyne Technologies, Inc.
2.25%, 04/01/28	165	158,538
2.75%, 04/01/31	223	204,251
Textron, Inc.
2.45%, 03/15/31	130	117,340
3.00%, 06/01/30	140	131,595
3.38%, 03/01/28	100	98,086
3.90%, 09/17/29	108	105,408
4.95%, 03/15/36	50	48,688
5.50%, 05/15/35	120	122,151
6.10%, 11/15/33	85	90,170
		5,299,896
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	320	298,705
2.30%, 02/01/32	275	234,551
2.80%, 04/01/31	395	352,987
3.75%, 02/15/28	241	236,896
4.20%, 03/15/28	285	281,924
4.40%, 04/01/33	235	217,256
5.05%, 03/30/29	231	230,958
5.85%, 12/01/35	385	375,034
6.10%, 06/01/29	345	355,158
6.38%, 10/23/35	250	251,558
Security	Par (000)	Value
Media (continued)
6.55%, 06/01/34	$385	$395,248
6.65%, 02/01/34	260	268,316
Comcast Corp.
1.50%, 02/15/31	410	355,596
1.95%, 01/15/31	360	319,399
2.65%, 02/01/30	305	285,242
3.15%, 02/15/28	482	473,223
3.40%, 04/01/30	363	349,038
3.55%, 05/01/28	238	234,718
4.15%, 10/15/28	956	953,210
4.20%, 08/15/34	270	253,921
4.25%, 10/15/30	348	343,647
4.25%, 01/15/33	347	334,134
4.40%, 08/15/35	60	56,643
4.55%, 01/15/29	205	205,887
4.65%, 02/15/33	245	242,009
4.80%, 05/15/33	232	230,495
4.95%, 05/15/32	175	175,928
5.10%, 06/01/29	300	305,934
5.30%, 06/01/34	300	304,683
5.30%, 05/15/35(a)	215	218,821
5.50%, 11/15/32	250	259,093
5.65%, 06/15/35	25	25,840
6.50%, 11/15/35	210	229,558
7.05%, 03/15/33	160	179,256
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	125	113,319
Fox Corp.
3.50%, 04/08/30	200	192,185
4.71%, 01/25/29	455	456,392
6.50%, 10/13/33	315	338,978
TCI Communications, Inc., 7.13%, 02/15/28	85	88,751
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	175	197,477
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	260	257,215
Series B, 7.00%, 03/01/32	150	167,705
Walt Disney Co.(The)
2.00%, 09/01/29	266	247,188
2.20%, 01/13/28	276	268,279
2.65%, 01/13/31	620	574,617
3.75%, 03/14/29	345	340,213
3.80%, 03/22/30	392	384,009
4.00%, 03/14/31	345	338,491
4.63%, 03/14/36	235	228,660
6.20%, 12/15/34	260	285,504
6.40%, 12/15/35	30	33,267
6.55%, 03/15/33	90	99,781
		14,446,897
Metal Fabricate & Hardware — 0.0%
Timken Co.(The)
4.13%, 04/01/32	110	104,251
4.50%, 12/15/28	120	119,822
		224,073
Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	191,327
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	300	302,267
4.90%, 02/28/33	170	170,809

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.00%, 02/21/30	$250	$254,058
5.00%, 02/15/36	50	50,168
5.10%, 09/08/28	160	162,527
5.13%, 02/21/32	195	199,240
5.25%, 09/08/30	220	225,512
5.25%, 09/08/33	365	373,719
5.30%, 02/21/35	295	301,813
Freeport-McMoRan, Inc.
4.13%, 03/01/28	65	64,550
4.25%, 03/01/30	110	108,223
4.38%, 08/01/28	105	104,400
4.63%, 08/01/30	163	162,463
5.00%, 09/01/27	153	153,030
5.25%, 09/01/29	55	55,503
5.40%, 11/14/34	40	40,727
Kinross Gold Corp., 6.25%, 07/15/33	125	133,316
Newmont Corp.
2.60%, 07/15/32	245	221,084
5.88%, 04/01/35	25	26,552
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	145	139,455
5.35%, 03/15/34	310	319,438
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	57	59,649
6.13%, 12/15/33	115	123,009
7.25%, 03/15/31	185	205,051
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	220	232,313
Rio Tinto Finance USA PLC
4.50%, 03/14/28	155	155,707
4.88%, 03/14/30	265	268,132
5.00%, 03/14/32	210	212,749
5.00%, 03/09/33	105	106,234
5.25%, 03/14/35	420	427,674
Southern Copper Corp., 7.50%, 07/27/35	200	231,809
Yamana Gold, Inc., 2.63%, 08/15/31	139	123,885
		5,906,393
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	170	162,193
3.28%, 12/01/28	115	110,252
3.57%, 12/01/31	265	242,182
4.25%, 04/01/28	90	88,869
5.10%, 03/01/30	85	84,737
5.55%, 08/22/34	145	143,425
		831,658
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	80	79,057
APA Corp.
4.25%, 01/15/30	110	108,465
6.10%, 02/15/35	85	88,309
BP Capital Markets America, Inc.
1.75%, 08/10/30	195	174,690
2.72%, 01/12/32	405	365,927
3.63%, 04/06/30	274	266,164
3.94%, 09/21/28	275	272,507
4.23%, 11/06/28	436	434,542
4.70%, 04/10/29	255	256,836
4.81%, 02/13/33	530	529,445
4.87%, 11/25/29	165	167,160
4.89%, 09/11/33	335	334,945
Security	Par (000)	Value
Oil & Gas (continued)
4.97%, 10/17/29	$185	$187,934
4.99%, 04/10/34	220	220,986
5.02%, 11/17/27	275	278,003
5.23%, 11/17/34	435	442,863
BP Capital Markets PLC
3.28%, 09/19/27	345	341,996
3.72%, 11/28/28	228	224,437
Burlington Resources LLC, 7.20%, 08/15/31	115	127,811
Canadian Natural Resources Ltd.
2.95%, 07/15/30	195	183,131
3.85%, 06/01/27	318	316,746
5.00%, 12/15/29	110	111,612
5.40%, 12/15/34	210	213,027
5.85%, 02/01/35	40	41,689
6.45%, 06/30/33	90	97,546
7.20%, 01/15/32	110	122,270
Cenovus Energy, Inc.
2.65%, 01/15/32	135	120,534
4.65%, 03/20/31	125	123,966
5.40%, 03/20/36	90	89,903
Chevron Corp., 2.24%, 05/11/30	298	275,189
Chevron USA, Inc.
1.02%, 08/12/27	85	82,100
3.25%, 10/15/29	135	130,637
3.85%, 01/15/28	117	116,520
3.95%, 08/13/27	55	54,969
4.05%, 08/13/28	130	129,574
4.30%, 10/15/30(a)	250	249,752
4.48%, 02/26/28	280	281,491
4.50%, 10/15/32	300	299,997
4.69%, 04/15/30	270	272,571
4.82%, 04/15/32	155	157,193
4.85%, 10/15/35	225	225,023
4.98%, 04/15/35	180	181,861
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	238,422
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	200,104
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	108,818
ConocoPhillips Co.
4.70%, 01/15/30	355	357,520
4.85%, 01/15/32	185	186,872
5.00%, 01/15/35	215	215,280
5.05%, 09/15/33	230	233,389
5.90%, 10/15/32	125	133,820
6.95%, 04/15/29	159	169,883
Continental Resources, Inc./OK, 4.38%, 01/15/28	235	233,711
Coterra Energy, Inc.
4.38%, 03/15/29	118	117,443
5.40%, 02/15/35	165	167,049
5.60%, 03/15/34	125	129,014
Devon Energy Corp.
4.50%, 01/15/30	162	161,238
5.20%, 09/15/34(a)	310	312,053
5.25%, 10/15/27	110	110,017
5.88%, 06/15/28	70	70,024
7.88%, 09/30/31	156	178,745
7.95%, 04/15/32	100	114,957
Diamondback Energy, Inc.
3.13%, 03/24/31	187	175,146
3.50%, 12/01/29	242	234,717

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.15%, 01/30/30	$160	$163,159
5.40%, 04/18/34	270	276,094
5.55%, 04/01/35	265	273,177
6.25%, 03/15/33	215	230,763
Eni USA, Inc., 7.30%, 11/15/27	124	128,856
EOG Resources, Inc.
3.90%, 04/01/35	65	59,924
4.38%, 04/15/30	227	225,795
4.40%, 07/15/28	175	175,099
4.40%, 01/15/31	80	79,141
5.00%, 07/15/32	300	303,553
5.35%, 01/15/36	155	157,410
EQT Corp.
3.90%, 10/01/27	103	102,309
4.75%, 01/15/31	30	29,824
5.00%, 01/15/29	97	97,766
5.70%, 04/01/28	90	91,830
5.75%, 02/01/34	185	191,078
7.00%, 02/01/30	170	181,255
7.50%, 06/01/30	30	32,471
Equinor ASA
2.38%, 05/22/30	213	196,916
3.13%, 04/06/30	340	324,613
3.63%, 09/10/28	245	242,138
4.25%, 06/02/28	110	110,127
4.50%, 09/03/30	50	49,990
4.75%, 11/14/35	75	73,676
5.13%, 06/03/35	225	228,760
7.25%, 09/23/27	150	155,983
Expand Energy Corp.
4.75%, 02/01/32	200	196,212
5.38%, 02/01/29	95	94,958
5.38%, 03/15/30	220	221,866
5.70%, 01/15/35	140	142,884
Exxon Mobil Corp.
2.44%, 08/16/29	194	183,756
2.61%, 10/15/30	465	433,326
3.48%, 03/19/30	467	453,096
Helmerich & Payne, Inc.
2.90%, 09/29/31	130	117,088
4.85%, 12/01/29(a)	85	85,103
5.50%, 12/01/34	125	123,604
Hess Corp.
7.13%, 03/15/33	140	158,751
7.30%, 08/15/31	175	196,323
7.88%, 10/01/29	175	193,566
HF Sinclair Corp.
4.50%, 10/01/30	85	83,141
5.00%, 02/01/28	55	54,853
5.50%, 09/01/32	125	126,162
5.75%, 01/15/31	115	117,763
6.25%, 01/15/35	180	187,309
Marathon Petroleum Corp.
3.80%, 04/01/28	125	123,444
5.15%, 03/01/30	140	142,377
5.70%, 03/01/35	220	226,650
Occidental Petroleum Corp.
5.38%, 01/01/32	260	267,321
5.55%, 10/01/34(a)	305	314,552
6.63%, 09/01/30	239	254,847
7.50%, 05/01/31	245	273,040
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/15/31	$85	$96,639
8.88%, 07/15/30	115	130,706
Ovintiv, Inc.
6.25%, 07/15/33	140	148,455
6.50%, 08/15/34	155	166,674
7.20%, 11/01/31	90	99,032
7.38%, 11/01/31	75	83,286
8.13%, 09/15/30	115	128,779
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	170	169,057
5.15%, 11/15/29	85	85,497
6.05%, 05/15/36	25	25,104
7.15%, 10/01/33	95	103,057
Phillips 66 Co.
2.15%, 12/15/30	280	251,488
3.15%, 12/15/29	145	138,093
3.75%, 03/01/28	85	83,958
3.90%, 03/15/28	180	178,359
4.65%, 11/15/34	250	242,874
4.95%, 12/01/27	80	80,640
4.95%, 03/15/35	155	153,854
5.25%, 06/15/31	325	331,637
5.30%, 06/30/33	215	218,779
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(d)	75	74,510
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	216,519
2.15%, 01/15/31	230	207,143
Shell Finance U.S., Inc.
2.38%, 11/07/29	278	260,431
2.75%, 04/06/30	395	371,614
3.88%, 11/13/28(b)	357	354,075
4.13%, 11/06/30	190	187,090
4.13%, 05/11/35	160	151,520
4.75%, 01/06/36	265	260,454
Shell International Finance BV
2.38%, 11/07/29	70	65,531
2.75%, 04/06/30	30	28,512
3.88%, 11/13/28	15	14,919
4.13%, 05/11/35	15	14,747
Suncor Energy, Inc.
5.95%, 12/01/34	135	141,680
7.15%, 02/01/32	130	143,981
TotalEnergies Capital International SA
2.83%, 01/10/30	310	293,482
3.46%, 02/19/29	335	328,172
TotalEnergies Capital SA
3.88%, 10/11/28	262	260,179
4.72%, 09/10/34	195	193,331
5.15%, 04/05/34	295	300,529
TotalEnergies Capital USA LLC
4.25%, 01/13/31	15	14,812
4.57%, 01/13/33	50	49,381
4.86%, 01/13/36	145	143,062
Valero Energy Corp.
2.15%, 09/15/27	109	106,152
2.80%, 12/01/31	135	121,971
4.00%, 04/01/29	100	98,427
4.35%, 06/01/28	91	90,812
5.15%, 02/15/30	150	152,671
5.15%, 03/10/36	115	113,869

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.50%, 04/15/32	$175	$199,036
Viper Energy Partners LLC
4.90%, 08/01/30	125	124,867
5.70%, 08/01/35	240	245,016
Woodside Finance Ltd.
4.90%, 05/19/28	40	40,237
5.10%, 09/12/34	195	193,207
5.40%, 05/19/30	35	35,690
5.70%, 05/19/32	25	25,867
6.00%, 05/19/35	295	308,205
		30,428,968
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	125	119,794
3.34%, 12/15/27	359	354,065
4.05%, 03/11/29	155	153,544
4.35%, 06/15/31	365	359,040
4.49%, 05/01/30	145	144,589
4.65%, 06/15/33	240	235,631
5.00%, 06/15/36	300	294,912
Halliburton Co.
2.92%, 03/01/30	155	145,871
4.85%, 11/15/35	235	228,767
NOV, Inc., 3.60%, 12/01/29	152	147,129
Schlumberger Investment SA
2.65%, 06/26/30	200	186,669
4.55%, 05/07/31	75	74,838
4.80%, 05/07/33	75	74,884
5.15%, 05/07/36	175	175,055
		2,694,788
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	110	109,960
5.63%, 05/26/33	120	123,628
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	127	116,947
2.69%, 05/25/31	200	181,215
4.25%, 03/08/29	75	74,268
4.80%, 03/17/28	135	135,655
5.10%, 03/17/30	50	50,602
5.13%, 03/12/36	185	181,289
5.50%, 03/17/35	155	157,498
Amcor Group Finance PLC, 5.45%, 05/23/29	175	179,226
AptarGroup, Inc.
3.60%, 03/15/32	78	72,353
4.75%, 03/30/31	115	114,075
Berry Global, Inc.
5.50%, 04/15/28	70	71,173
5.65%, 01/15/34	145	148,173
5.80%, 06/15/31	190	197,679
Packaging Corp. of America
3.00%, 12/15/29	157	149,029
3.40%, 12/15/27	160	157,721
5.20%, 08/15/35	70	69,919
5.70%, 12/01/33	115	119,387
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	210	213,169
Smurfit Westrock Financing DAC
5.19%, 01/15/36	200	197,596
5.42%, 01/15/35	200	201,837
Security	Par (000)	Value
Packaging & Containers (continued)
Sonoco Products Co.
2.85%, 02/01/32	$120	$108,210
3.13%, 05/01/30	200	188,150
4.60%, 09/01/29	55	54,871
5.00%, 09/01/34(a)	110	107,950
WestRock MWV LLC
7.95%, 02/15/31	25	28,177
8.20%, 01/15/30	134	149,260
WRKCo, Inc.
3.00%, 06/15/33	70	61,669
3.90%, 06/01/28	117	115,634
4.00%, 03/15/28	170	168,717
4.20%, 06/01/32	35	33,589
4.90%, 03/15/29	172	173,229
		4,211,855
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 11/21/29	1,291	1,239,869
3.78%, 03/03/28	235	233,129
4.13%, 03/15/31	225	220,784
4.25%, 11/14/28	333	332,926
4.30%, 05/14/36	100	94,596
4.40%, 03/15/33	310	303,831
4.50%, 05/14/35	540	521,441
4.55%, 03/15/35	365	355,138
4.65%, 03/15/28	320	322,231
4.75%, 03/15/36	295	289,346
4.80%, 03/15/29	575	581,405
4.88%, 03/15/30	285	289,031
4.95%, 03/15/31	350	356,053
5.05%, 03/15/34	620	628,618
5.20%, 03/15/35	230	233,832
Astrazeneca Finance LLC
1.75%, 05/28/28	295	281,532
2.25%, 05/28/31	174	156,562
4.00%, 03/02/31	95	92,988
4.30%, 03/02/33	100	97,436
4.60%, 03/02/36	125	121,676
4.85%, 02/26/29	305	309,122
4.88%, 03/03/28	260	263,040
4.88%, 03/03/33	140	142,021
4.90%, 03/03/30	170	172,776
4.90%, 02/26/31	240	243,806
5.00%, 02/26/34	330	334,175
AstraZeneca PLC
1.38%, 08/06/30	322	284,602
3.13%, 06/12/27	179	177,537
4.00%, 01/17/29	258	256,331
Becton Dickinson & Co.
1.96%, 02/11/31	270	238,851
2.82%, 05/20/30	155	144,752
3.70%, 06/06/27	434	431,458
4.30%, 08/22/32	115	111,677
4.69%, 02/13/28	215	215,992
4.87%, 02/08/29	55	55,449
5.11%, 02/08/34	125	125,496
Bristol-Myers Squibb Co.
1.13%, 11/13/27	125	119,969
1.45%, 11/13/30	280	246,043
2.95%, 03/15/32	440	402,925
3.40%, 07/26/29	285	276,802

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27	$160	$158,458
4.90%, 02/22/29	5	5,089
5.10%, 02/22/31	305	311,874
5.20%, 02/22/34	560	573,166
5.75%, 02/01/31	255	267,398
5.90%, 11/15/33	116	123,643
Cardinal Health, Inc.
3.41%, 06/15/27	335	331,900
4.50%, 09/15/30	140	138,781
5.00%, 11/15/29	80	80,944
5.13%, 02/15/29	105	106,550
5.15%, 09/15/35	100	99,514
5.35%, 11/15/34	230	232,568
5.45%, 02/15/34	105	107,250
Cencora, Inc.
2.70%, 03/15/31	260	237,401
2.80%, 05/15/30	90	83,996
3.45%, 12/15/27	180	177,538
3.95%, 02/13/29	140	137,939
4.25%, 11/15/30	50	49,090
4.60%, 02/13/33	50	49,041
4.63%, 12/15/27	115	115,455
4.85%, 12/15/29	190	191,548
4.90%, 02/13/36	225	219,476
5.13%, 02/15/34	125	125,435
5.15%, 02/15/35	35	35,036
CVS Health Corp.
1.30%, 08/21/27	247	237,963
1.75%, 08/21/30	295	261,192
1.88%, 02/28/31	275	241,577
2.13%, 09/15/31	225	196,467
3.25%, 08/15/29	407	390,586
3.75%, 04/01/30	253	244,979
4.30%, 03/25/28	1,095	1,091,528
4.88%, 07/20/35	100	96,915
5.00%, 01/30/29	235	237,605
5.00%, 09/15/32	140	140,518
5.13%, 02/21/30	330	334,600
5.25%, 01/30/31	170	173,209
5.25%, 02/21/33	400	406,390
5.30%, 06/01/33	275	278,698
5.40%, 06/01/29	230	235,118
5.45%, 09/15/35	345	349,129
5.55%, 06/01/31	225	231,903
5.70%, 06/01/34	300	309,954
6.25%, 06/01/27	85	86,613
Eli Lilly & Co.
3.38%, 03/15/29	235	229,734
4.00%, 10/15/28	285	284,103
4.15%, 08/14/27	85	85,057
4.15%, 05/20/29	90	89,865
4.20%, 08/14/29	270	269,506
4.25%, 03/15/31	165	163,783
4.38%, 05/20/31	275	273,672
4.50%, 02/09/29	225	226,863
4.55%, 02/12/28	215	216,406
4.55%, 10/15/32	185	184,303
4.60%, 08/14/34	300	296,427
4.65%, 05/20/33	165	164,718
4.70%, 02/27/33	215	216,286
4.70%, 02/09/34	305	303,877
Security	Par (000)	Value
Pharmaceuticals (continued)
4.75%, 02/12/30	$300	$304,253
4.85%, 05/20/36	450	446,699
4.90%, 02/12/32	210	213,446
4.90%, 10/15/35	265	265,208
5.10%, 02/12/35	195	198,831
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	310	301,898
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	440	437,526
4.50%, 04/15/30	200	200,599
4.88%, 04/15/35	165	164,074
5.38%, 04/15/34	115	119,103
Johnson & Johnson
0.95%, 09/01/27	140	134,852
1.30%, 09/01/30	345	306,107
2.90%, 01/15/28	387	380,407
3.55%, 03/01/36	100	91,092
4.38%, 12/05/33	40	39,865
4.55%, 03/01/28	230	231,852
4.70%, 03/01/30	220	223,621
4.80%, 06/01/29	170	173,289
4.85%, 03/01/32	315	323,343
4.90%, 06/01/31	280	287,657
4.95%, 05/15/33	180	186,521
4.95%, 06/01/34	275	283,268
5.00%, 03/01/35	264	271,261
6.95%, 09/01/29	125	135,443
McKesson Corp.
3.95%, 02/16/28	114	113,257
4.25%, 09/15/29	170	168,910
4.65%, 05/30/30	165	165,444
4.90%, 07/15/28	70	70,886
4.95%, 05/30/32	190	192,288
5.10%, 07/15/33	130	132,112
5.25%, 05/30/35	100	101,842
Merck & Co., Inc.
1.45%, 06/24/30	300	266,995
1.70%, 06/10/27	365	356,746
1.90%, 12/10/28	240	226,817
2.15%, 12/10/31	560	495,074
3.40%, 03/07/29	405	395,570
3.85%, 09/15/27	200	199,480
3.85%, 03/15/29	135	133,592
4.05%, 05/17/28	130	129,763
4.15%, 09/15/30	175	173,393
4.15%, 03/15/31	195	191,818
4.30%, 05/22/28	250	250,739
4.30%, 05/17/30	180	179,140
4.45%, 12/04/32	140	138,116
4.50%, 05/17/33	490	486,280
4.55%, 09/15/32	225	224,111
4.65%, 05/22/31	100	100,483
4.75%, 12/04/35	360	353,356
4.95%, 05/22/33	250	252,220
4.95%, 09/15/35	195	194,793
5.20%, 05/22/36	320	323,926
6.50%, 12/01/33	45	49,885
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	114,427
Mylan, Inc., 4.55%, 04/15/28	155	154,269
Novartis Capital Corp.
2.20%, 08/14/30	350	319,867
3.80%, 09/18/29	240	235,848

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.90%, 11/05/28	$160	$158,901
4.00%, 09/18/31	310	303,796
4.10%, 03/16/29	205	203,845
4.10%, 11/05/30	195	191,944
4.20%, 09/18/34	130	125,248
4.30%, 11/05/32	140	137,261
4.40%, 03/18/31	225	223,917
4.60%, 03/18/33	315	312,756
4.60%, 11/05/35	140	137,000
4.90%, 03/18/36	745	741,737
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	920	922,832
4.65%, 05/19/30	400	402,121
4.75%, 05/19/33	1,135	1,128,222
Pfizer, Inc.
1.70%, 05/28/30	267	240,257
1.75%, 08/18/31	300	262,331
2.63%, 04/01/30	306	286,535
3.45%, 03/15/29	397	388,308
3.60%, 09/15/28	203	200,428
3.88%, 11/15/27	120	119,634
4.20%, 11/15/30	150	148,594
4.50%, 11/15/32	225	222,227
4.88%, 11/15/35	215	212,858
Pharmacia LLC, 6.60%, 12/01/28	135	142,098
Sanofi SA
3.63%, 06/19/28	270	266,957
3.75%, 11/03/27	45	44,778
3.80%, 11/03/28	100	98,998
4.20%, 11/03/32	110	107,743
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	487,004
5.00%, 11/26/28	382	386,011
5.30%, 07/05/34	200	202,978
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	400	400,723
Viatris, Inc.
2.30%, 06/22/27	140	136,582
2.70%, 06/22/30	320	292,413
Wyeth LLC, 6.50%, 02/01/34	240	264,201
Zoetis, Inc.
2.00%, 05/15/30	225	203,491
3.00%, 09/12/27	220	216,512
3.90%, 08/20/28	218	215,327
4.15%, 08/17/28	125	124,287
5.00%, 08/17/35	115	113,703
5.60%, 11/16/32	220	229,027
		47,429,129
Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31	125	117,005
3.60%, 09/01/32	129	119,471
4.45%, 07/15/27	150	149,779
4.80%, 05/03/29	140	140,421
5.38%, 02/15/36	65	64,706
5.63%, 08/01/34	130	133,433
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	270	262,179
5.13%, 06/30/27	287	288,235
Cheniere Energy Partners LP
3.25%, 01/31/32	250	229,479
4.00%, 03/01/31	300	289,227
Security	Par (000)	Value
Pipelines (continued)
4.50%, 10/01/29	$380	$378,026
5.55%, 10/30/35	185	188,588
5.75%, 08/15/34	270	279,732
5.95%, 06/30/33	352	368,837
Cheniere Energy, Inc.
4.63%, 10/15/28	380	379,535
5.20%, 07/30/36(b)	120	118,369
5.65%, 04/15/34	335	344,926
DCP Midstream Operating LP
3.25%, 02/15/32	115	105,382
5.13%, 05/15/29	160	162,227
5.63%, 07/15/27	175	176,848
8.13%, 08/16/30	88	99,568
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	125	129,955
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	124	117,282
Enbridge, Inc.
2.50%, 08/01/33	250	213,735
3.13%, 11/15/29	250	238,373
3.70%, 07/15/27	200	198,605
4.20%, 11/20/28	120	119,201
4.50%, 02/15/31	135	133,469
4.60%, 06/20/28	95	95,254
4.85%, 03/27/31	175	175,637
4.90%, 06/20/30	150	151,064
5.20%, 11/20/35	120	120,020
5.30%, 04/05/29	170	173,286
5.45%, 03/27/36	170	172,430
5.55%, 06/20/35	230	235,511
5.63%, 04/05/34	290	300,036
5.70%, 03/08/33	545	566,411
6.00%, 11/15/28	195	201,654
6.20%, 11/15/30	195	206,139
7.20%, 06/27/54, (5-year CMT + 2.97%)(d)	105	112,147
7.38%, 03/15/55, (5-year CMT + 3.12%)(d)	75	79,300
Energy Transfer LP
3.75%, 05/15/30	380	366,924
4.00%, 10/01/27	80	79,664
4.15%, 09/15/29	130	128,041
4.90%, 03/15/35	115	112,415
4.95%, 05/15/28	172	173,445
4.95%, 06/15/28	219	220,702
5.20%, 04/01/30	50	50,983
5.25%, 04/15/29	361	367,224
5.25%, 07/01/29	300	305,575
5.35%, 01/15/36	235	234,660
5.50%, 06/01/27	213	214,922
5.55%, 02/15/28	210	213,476
5.55%, 05/15/34	295	301,269
5.60%, 09/01/34	280	286,121
5.70%, 04/01/35	200	205,694
5.75%, 02/15/33	335	348,692
6.10%, 12/01/28	130	134,593
6.40%, 12/01/30	270	287,665
6.55%, 12/01/33	330	358,586
Enterprise Products Operating LLC
2.80%, 01/31/30	305	287,492
3.13%, 07/31/29	293	281,934
4.15%, 10/16/28	270	269,190
4.30%, 06/20/28	250	249,729

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.60%, 01/15/31	$325	$324,735
4.85%, 01/31/34	290	289,188
4.95%, 02/15/35	70	69,877
5.20%, 01/15/36	120	120,812
5.35%, 01/31/33	210	216,154
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(d)	137	136,576
Series D, 6.88%, 03/01/33	145	161,874
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(d)	200	199,550
Series H, 6.65%, 10/15/34	75	83,083
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	130	135,337
7.30%, 08/15/33	65	73,767
7.40%, 03/15/31	70	77,754
7.75%, 03/15/32	80	91,471
Kinder Morgan, Inc.
2.00%, 02/15/31	192	170,386
4.30%, 03/01/28	315	314,935
4.80%, 02/01/33	175	173,603
5.00%, 02/01/29	295	298,814
5.10%, 08/01/29	150	152,321
5.15%, 06/01/30	130	132,765
5.20%, 06/01/33	280	284,942
5.30%, 12/01/34	105	106,294
5.40%, 02/01/34	245	250,809
5.85%, 06/01/35	180	188,815
7.75%, 01/15/32	235	268,844
7.80%, 08/01/31	105	119,484
MPLX LP
2.65%, 08/15/30	380	350,775
4.00%, 03/15/28	245	243,095
4.25%, 12/01/27	130	129,643
4.80%, 02/15/29	165	165,869
4.80%, 02/15/31	245	244,839
4.95%, 09/01/32	172	171,606
5.00%, 01/15/33	170	169,238
5.00%, 03/01/33	255	254,056
5.30%, 04/01/36	125	123,599
5.40%, 04/01/35	220	220,794
5.40%, 09/15/35	335	335,233
5.50%, 06/01/34	385	391,268
ONEOK, Inc.
3.10%, 03/15/30	90	85,023
3.25%, 06/01/30	105	99,229
3.40%, 09/01/29	176	169,122
4.00%, 07/13/27	131	130,510
4.25%, 09/24/27	300	299,349
4.35%, 03/15/29	150	148,948
4.40%, 10/15/29	155	153,796
4.55%, 07/15/28	125	125,056
4.75%, 10/15/31	285	283,071
4.95%, 10/15/32	175	174,444
5.05%, 11/01/34	365	358,938
5.38%, 06/01/29	155	157,641
5.40%, 10/15/35	240	240,852
5.65%, 11/01/28	155	158,584
5.65%, 09/01/34	115	117,723
5.80%, 11/01/30	115	119,271
6.00%, 06/15/35	20	20,795
6.05%, 09/01/33	315	331,117
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$190	$200,620
6.35%, 01/15/31	125	132,282
Plains All American Pipeline LP, 5.95%, 06/15/35	215	222,374
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	210	202,688
3.80%, 09/15/30	235	225,971
4.70%, 01/15/31	95	94,527
5.60%, 01/15/36	180	181,466
5.70%, 09/15/34	130	133,311
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	334	332,655
4.50%, 05/15/30	482	479,050
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	160	160,577
5.03%, 10/01/29	125	125,685
5.58%, 10/01/34	285	284,665
Targa Resources Corp.
4.20%, 02/01/33	180	171,248
4.35%, 01/15/29	160	159,328
4.35%, 04/15/31	60	58,780
4.90%, 09/15/30	155	155,976
5.20%, 07/01/27	223	224,789
5.50%, 02/15/35	110	111,758
5.55%, 08/15/35	315	319,645
5.65%, 02/15/36	100	102,186
6.13%, 03/15/33	225	238,099
6.15%, 03/01/29	200	207,974
6.50%, 03/30/34	270	292,839
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	210	199,893
4.88%, 02/01/31	185	184,895
5.00%, 01/15/28	60	60,010
5.50%, 03/01/30	220	222,711
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	90	94,929
Texas Eastern Transmission LP, 7.00%, 07/15/32	130	143,677
TransCanada PipeLines Ltd.
4.10%, 04/15/30	345	337,861
4.25%, 05/15/28	333	331,587
4.63%, 03/01/34	315	305,243
5.60%, 03/31/34	85	87,149
5.85%, 03/15/36	120	125,271
7.00%, 06/01/65, (5-year CMT + 2.61%)(d)	150	154,420
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	115	109,186
4.00%, 03/15/28	120	119,022
5.10%, 03/15/36	35	34,751
Valero Energy Partners LP, 4.50%, 03/15/28	90	90,000
Western Midstream Operating LP
4.05%, 02/01/30	255	247,714
4.50%, 03/01/28	50	49,936
4.75%, 08/15/28	110	110,106
4.80%, 03/01/31	125	124,168
5.45%, 11/15/34	165	165,182
5.50%, 12/15/35	45	44,824
6.15%, 04/01/33	200	210,384
6.35%, 01/15/29	145	150,683
Williams Companies, Inc.(The)
2.60%, 03/15/31	334	302,880

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.50%, 11/15/30	$227	$215,885
3.75%, 06/15/27	344	342,313
4.63%, 06/30/30	160	159,890
4.65%, 08/15/32	295	291,660
4.80%, 11/15/29	105	105,786
4.90%, 03/15/29	255	257,302
5.15%, 03/15/34	305	305,561
5.15%, 03/15/36	365	360,473
5.30%, 08/15/28	130	132,322
5.30%, 09/30/35	165	165,238
5.60%, 03/15/35	245	250,859
5.65%, 03/15/33	240	248,239
8.75%, 03/15/32	75	89,206
Series A, 7.50%, 01/15/31	75	83,528
		35,863,389
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35	125	120,552
KKR & Co., Inc., 5.10%, 08/07/35	190	185,035
		305,587
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	119	107,134
4.80%, 06/15/30	115	115,316
4.90%, 01/15/33	115	113,458
5.25%, 06/01/36	75	73,847
5.50%, 04/01/29	75	76,809
5.50%, 06/15/35	105	106,309
5.95%, 08/15/34	230	239,796
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	80	83,989
		916,658
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	120	114,197
2.60%, 06/15/33	65	55,398
2.90%, 10/01/30	106	98,519
4.80%, 10/01/32	75	74,278
5.60%, 06/15/35	80	82,320
5.63%, 06/15/34	75	77,117
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	210	170,908
2.00%, 05/18/32	165	138,823
2.75%, 12/15/29	110	102,595
2.95%, 03/15/34	185	157,004
3.38%, 08/15/31	185	170,640
3.95%, 01/15/28	130	128,764
4.50%, 07/30/29	70	69,325
4.70%, 07/01/30	115	114,164
4.75%, 04/15/35	85	80,731
4.90%, 12/15/30	144	144,152
5.25%, 03/15/36	150	147,151
5.50%, 10/01/35	130	129,801
American Assets Trust LP
3.38%, 02/01/31	120	109,037
6.15%, 10/01/34	85	85,641
American Homes 4 Rent LP
2.38%, 07/15/31	105	92,825
3.63%, 04/15/32	139	129,223
4.25%, 02/15/28	145	144,159
4.90%, 02/15/29	165	165,969
4.95%, 06/15/30	55	55,190
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/35	$85	$84,586
5.50%, 02/01/34	155	157,321
5.50%, 07/15/34	100	101,125
American Tower Corp.
1.50%, 01/31/28	125	119,124
1.88%, 10/15/30	192	170,633
2.10%, 06/15/30	185	167,457
2.30%, 09/15/31	212	187,456
2.70%, 04/15/31	145	131,979
2.90%, 01/15/30	193	181,601
3.55%, 07/15/27	170	168,618
3.60%, 01/15/28	145	143,048
3.80%, 08/15/29	314	306,853
3.95%, 03/15/29	164	161,363
4.05%, 03/15/32	190	182,565
4.70%, 12/15/32	100	98,625
4.90%, 03/15/30	190	191,700
5.00%, 01/31/30	125	126,464
5.20%, 02/15/29	170	172,702
5.25%, 07/15/28	170	172,478
5.35%, 03/15/35	135	136,510
5.40%, 01/31/35	145	147,173
5.45%, 02/15/34	170	173,394
5.50%, 03/15/28	155	157,571
5.55%, 07/15/33	185	190,548
5.65%, 03/15/33	225	233,232
5.80%, 11/15/28	195	200,427
5.90%, 11/15/33	165	173,190
Americold Realty Operating Partnership LP
5.41%, 09/12/34	100	97,361
5.60%, 05/15/32	95	95,620
AvalonBay Communities, Inc.
1.90%, 12/01/28	205	192,924
2.05%, 01/15/32	135	118,078
2.30%, 03/01/30	170	156,891
2.45%, 01/15/31	115	104,722
3.20%, 01/15/28	150	147,346
3.30%, 06/01/29	115	111,154
4.35%, 12/01/30	95	94,015
5.00%, 02/15/33	80	80,800
5.00%, 08/01/35	40	39,842
5.30%, 12/07/33	85	87,405
5.35%, 06/01/34	135	138,232
Boston Properties LP
2.45%, 10/01/33	130	107,158
2.55%, 04/01/32	190	165,512
2.90%, 03/15/30	177	165,034
3.25%, 01/30/31	275	255,345
3.40%, 06/21/29	180	172,972
4.50%, 12/01/28	260	259,215
5.75%, 01/15/35	210	212,196
6.50%, 01/15/34	165	174,789
6.75%, 12/01/27	205	211,276
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	76,819
2.50%, 08/16/31	170	151,667
4.05%, 07/01/30	160	155,642
4.13%, 05/15/29	240	236,868
4.85%, 02/15/33	55	54,117
5.20%, 04/01/32	35	35,292
5.38%, 06/15/36	35	34,892

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 02/15/34	$40	$40,777
5.75%, 02/15/35	135	139,635
Broadstone Net Lease LLC
2.60%, 09/15/31	95	83,977
5.00%, 11/01/32	80	78,839
Camden Property Trust
2.80%, 05/15/30	195	182,381
3.15%, 07/01/29	120	115,153
4.10%, 10/15/28	168	166,958
4.90%, 01/15/34	85	84,812
4.90%, 02/28/36	135	131,538
COPT Defense Properties LP
2.00%, 01/15/29	145	135,667
2.75%, 04/15/31	100	90,640
2.90%, 12/01/33	80	68,093
4.50%, 10/15/30	90	88,465
Cousins Properties LP
4.88%, 03/01/33	75	73,048
5.25%, 07/15/30	145	146,734
5.38%, 02/15/32	60	60,946
5.88%, 10/01/34	110	112,728
Crown Castle, Inc.
2.10%, 04/01/31	245	215,353
2.25%, 01/15/31	200	178,117
2.50%, 07/15/31	196	174,411
3.10%, 11/15/29	140	132,821
3.30%, 07/01/30	165	155,716
3.65%, 09/01/27	113	111,944
3.80%, 02/15/28	249	246,032
4.30%, 02/15/29	145	143,748
4.80%, 09/01/28	200	201,048
4.90%, 09/01/29	130	130,713
5.00%, 01/11/28	250	251,895
5.10%, 05/01/33	185	183,736
5.20%, 09/01/34	170	169,347
5.60%, 06/01/29	185	189,507
5.80%, 03/01/34	135	139,340
CubeSmart LP
2.00%, 02/15/31	90	79,361
2.25%, 12/15/28	140	132,340
2.50%, 02/15/32	110	96,795
3.00%, 02/15/30	125	117,585
4.38%, 02/15/29	130	129,209
5.13%, 11/01/35	35	34,645
Digital Realty Trust LP
3.60%, 07/01/29	261	253,455
3.70%, 08/15/27	246	243,911
4.45%, 07/15/28	176	175,778
5.55%, 01/15/28	222	225,646
DOC DR LLC
2.63%, 11/01/31	155	138,162
3.95%, 01/15/28	110	108,987
EPR Properties
3.60%, 11/15/31	100	91,477
3.75%, 08/15/29	100	96,419
4.50%, 06/01/27	100	99,930
4.75%, 11/15/30	75	73,485
4.95%, 04/15/28	100	100,160
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	195	191,538
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	$195	$193,150
4.70%, 03/15/33	205	200,486
5.50%, 06/15/34	175	178,561
Equinix, Inc.
1.55%, 03/15/28	140	133,089
1.80%, 07/15/27	120	116,618
2.00%, 05/15/28	90	85,929
2.15%, 07/15/30	270	243,590
2.50%, 05/15/31	185	166,067
3.20%, 11/18/29	273	260,649
3.90%, 04/15/32	254	240,795
ERP Operating LP
1.85%, 08/01/31	110	96,564
2.50%, 02/15/30	150	139,514
3.00%, 07/01/29	163	155,994
3.25%, 08/01/27	130	128,534
3.50%, 03/01/28	145	142,819
4.15%, 12/01/28	119	118,276
4.65%, 09/15/34	90	87,761
4.95%, 06/15/32	120	120,990
Essential Properties LP
2.95%, 07/15/31	110	99,401
5.40%, 12/01/35	75	74,257
Essex Portfolio LP
1.65%, 01/15/31	69	60,002
1.70%, 03/01/28	60	57,175
2.55%, 06/15/31	45	40,393
2.65%, 03/15/32	110	97,496
3.00%, 01/15/30	150	141,556
4.00%, 03/01/29	145	142,832
4.88%, 02/15/36	75	72,353
5.38%, 04/01/35	90	91,252
5.50%, 04/01/34	85	86,697
Extra Space Storage LP
2.20%, 10/15/30	100	89,722
2.35%, 03/15/32	105	91,110
2.40%, 10/15/31	150	131,971
2.55%, 06/01/31	120	107,673
3.88%, 12/15/27	150	148,802
3.90%, 04/01/29	100	98,145
4.00%, 06/15/29	100	98,206
4.95%, 01/15/33	140	138,834
5.35%, 01/15/35	85	85,472
5.40%, 02/01/34	120	121,265
5.40%, 06/15/35	110	110,895
5.50%, 07/01/30	95	97,431
5.70%, 04/01/28	175	178,464
5.90%, 01/15/31	130	135,300
Federal Realty OP LP
3.20%, 06/15/29	120	115,073
3.25%, 07/15/27	140	138,177
3.50%, 06/01/30	115	109,667
5.38%, 05/01/28	90	91,332
First Industrial LP, 5.25%, 01/15/31	75	75,889
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	270	242,238
4.00%, 01/15/30	222	213,700
4.00%, 01/15/31	140	132,450
5.25%, 02/15/33	80	78,626
5.30%, 01/15/29	172	173,163

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 09/15/34	$170	$169,433
5.63%, 03/01/36	85	83,530
5.75%, 06/01/28	116	117,634
6.75%, 12/01/33	90	95,785
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	159,291
3.10%, 02/15/30	155	145,925
3.75%, 07/01/27	159	157,772
Healthpeak OP LLC
2.13%, 12/01/28	145	136,886
2.88%, 01/15/31	140	128,691
3.00%, 01/15/30	185	174,412
3.50%, 07/15/29	135	130,413
4.75%, 01/15/33	50	49,020
5.25%, 12/15/32	30	30,290
5.38%, 02/15/35	145	146,032
Highwoods Realty LP
2.60%, 02/01/31	75	66,870
3.05%, 02/15/30	105	97,541
4.13%, 03/15/28	20	19,742
4.20%, 04/15/29	60	58,786
5.35%, 01/15/33	25	24,862
7.65%, 02/01/34	50	55,903
Host Hotels & Resorts LP
4.25%, 12/15/28	20	19,820
5.50%, 04/15/35	165	165,163
5.70%, 06/15/32	125	128,182
5.70%, 07/01/34	145	147,910
Series H, 3.38%, 12/15/29	165	156,943
Series I, 3.50%, 09/15/30	185	174,417
Series J, 2.90%, 12/15/31	95	84,832
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	185	159,306
2.30%, 11/15/28	175	165,809
2.70%, 01/15/34	70	58,695
4.15%, 04/15/32	90	85,589
4.88%, 02/01/35	110	106,738
4.95%, 01/15/33	105	103,472
5.45%, 08/15/30	50	50,867
5.50%, 08/15/33	75	76,133
Kilroy Realty LP
2.50%, 11/15/32	95	78,737
2.65%, 11/15/33	190	152,805
3.05%, 02/15/30	125	115,077
4.25%, 08/15/29	95	92,077
4.75%, 12/15/28	80	79,269
6.25%, 01/15/36	20	20,073
Kimco Realty OP LLC
1.90%, 03/01/28	145	139,206
2.25%, 12/01/31	170	150,272
2.70%, 10/01/30	120	111,593
3.20%, 04/01/32	70	64,615
4.60%, 02/01/33	165	162,848
4.85%, 03/01/35	55	54,050
5.30%, 02/01/36	100	101,237
6.40%, 03/01/34	100	108,753
Kite Realty Group LP
4.95%, 12/15/31	45	44,873
5.20%, 08/15/32	85	85,572
5.50%, 03/01/34	70	71,010
Kite Realty Group Trust, 4.75%, 09/15/30	105	105,109
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	$15	$15,180
Lineage OP LP, 5.25%, 07/15/30	30	30,110
LXP Industrial Trust
2.38%, 10/01/31	100	86,995
2.70%, 09/15/30	91	82,929
Mid-America Apartments LP
1.70%, 02/15/31	115	100,802
2.75%, 03/15/30	120	112,552
3.60%, 06/01/27	203	201,794
3.95%, 03/15/29	145	142,989
4.20%, 06/15/28	125	124,515
4.65%, 01/15/33	90	88,691
4.95%, 03/01/35	25	24,676
5.00%, 03/15/34	80	79,714
5.30%, 02/15/32	95	97,656
National Health Investors, Inc.
3.00%, 02/01/31	95	86,050
5.35%, 02/01/33	60	59,509
NNN REIT, Inc.
2.50%, 04/15/30	60	55,393
3.50%, 10/15/27	125	123,481
4.30%, 10/15/28	137	136,398
4.60%, 02/15/31	120	118,982
5.50%, 06/15/34	90	91,587
5.60%, 10/15/33	135	138,736
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	120	106,269
3.38%, 02/01/31	175	162,482
3.63%, 10/01/29	150	144,128
4.75%, 01/15/28	129	129,172
5.20%, 07/01/30	60	60,355
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	115	102,386
4.95%, 01/15/35	50	48,837
5.25%, 08/15/32	60	60,768
5.75%, 07/15/34	105	108,546
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	46,757
3.15%, 08/15/30	74	67,584
5.63%, 01/15/33	50	49,538
6.88%, 07/15/29	70	73,667
Prologis LP
1.25%, 10/15/30	175	152,442
1.63%, 03/15/31	45	39,291
1.75%, 07/01/30(a)	85	76,163
1.75%, 02/01/31	105	92,313
2.25%, 04/15/30	230	211,759
2.25%, 01/15/32	155	136,419
2.88%, 11/15/29	90	85,388
3.38%, 12/15/27	165	162,877
3.88%, 09/15/28	109	107,804
4.00%, 09/15/28	145	143,809
4.25%, 06/15/31	110	108,097
4.38%, 02/01/29	94	93,950
4.63%, 01/15/33	95	93,998
4.75%, 01/15/31	135	136,021
4.75%, 06/15/33	95	94,302
4.88%, 06/15/28	160	161,680
4.90%, 06/15/36	165	161,735

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 03/15/34	$130	$129,988
5.00%, 01/31/35	135	134,453
5.13%, 01/15/34	150	151,575
5.25%, 05/15/35	175	177,339
Public Storage Operating Co.
1.85%, 05/01/28	192	183,604
1.95%, 11/09/28	180	169,909
2.25%, 11/09/31	60	53,268
2.30%, 05/01/31	90	80,906
3.09%, 09/15/27	55	54,241
3.39%, 05/01/29	126	122,631
4.38%, 07/01/30	105	104,498
5.00%, 07/01/35(a)	80	79,710
5.00%, 12/15/35	60	59,437
5.10%, 08/01/33	110	111,951
5.13%, 01/15/29	135	137,694
Rayonier LP, 2.75%, 05/17/31	136	122,449
Realty Income Corp.
1.80%, 03/15/33	100	82,648
2.10%, 03/15/28	130	124,946
2.20%, 06/15/28	150	143,815
2.70%, 02/15/32	80	71,391
2.85%, 12/15/32	145	128,545
3.10%, 12/15/29	155	147,469
3.20%, 02/15/31	115	107,667
3.25%, 06/15/29	115	110,836
3.25%, 01/15/31	224	210,758
3.40%, 01/15/28	130	128,073
3.40%, 01/15/30	95	91,140
3.65%, 01/15/28	130	128,668
3.95%, 08/15/27	195	194,239
3.95%, 02/01/29	105	103,604
4.00%, 07/15/29	110	108,290
4.50%, 02/01/33	100	97,547
4.70%, 12/15/28	50	50,267
4.75%, 02/15/29	120	120,780
4.75%, 04/15/33	70	69,086
4.85%, 03/15/30	100	101,029
4.90%, 07/15/33	185	184,356
5.13%, 02/15/34	185	186,112
5.13%, 04/15/35	15	15,009
5.63%, 10/13/32	174	181,061
Regency Centers LP
2.95%, 09/15/29	155	147,652
3.70%, 06/15/30	130	125,843
4.13%, 03/15/28	70	69,701
4.50%, 03/15/33	100	97,459
5.00%, 07/15/32	110	111,084
5.10%, 01/15/35	60	60,048
5.25%, 01/15/34	85	86,155
Rexford Industrial Realty LP
2.13%, 12/01/30	70	62,007
2.15%, 09/01/31	105	91,245
5.00%, 06/15/28	90	90,732
Sabra Health Care LP
3.20%, 12/01/31	180	163,365
3.90%, 10/15/29	110	106,598
Safehold GL Holdings LLC
2.80%, 06/15/31	105	95,000
2.85%, 01/15/32	80	71,481
5.65%, 01/15/35	90	91,064
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.10%, 04/01/34	$70	$73,389
Simon Property Group LP
1.75%, 02/01/28	210	201,496
2.20%, 02/01/31	165	148,355
2.25%, 01/15/32	180	157,692
2.45%, 09/13/29	295	276,545
2.65%, 07/15/30	165	153,358
2.65%, 02/01/32	145	129,565
3.38%, 06/15/27	180	178,546
3.38%, 12/01/27	212	209,255
4.30%, 01/15/31	75	73,879
4.38%, 10/01/30	215	213,110
4.75%, 09/26/34	175	171,093
5.13%, 10/01/35	190	189,734
5.50%, 03/08/33	140	145,138
6.25%, 01/15/34	100	107,702
Store Capital LLC
2.70%, 12/01/31	90	79,117
2.75%, 11/18/30	100	90,188
4.50%, 03/15/28	105	104,406
4.63%, 03/15/29	65	64,379
4.95%, 02/11/31	50	49,495
5.40%, 04/30/30	115	115,986
Sun Communities Operating LP
2.30%, 11/01/28	150	142,338
2.70%, 07/15/31	145	130,595
4.20%, 04/15/32	160	153,408
Tanger Properties LP
2.75%, 09/01/31	95	84,791
3.88%, 07/15/27	25	24,817
UDR, Inc.
1.90%, 03/15/33	60	49,390
2.10%, 08/01/32	105	89,051
2.10%, 06/15/33	40	33,155
3.00%, 08/15/31	125	114,796
3.10%, 11/01/34	80	68,528
3.20%, 01/15/30	180	171,518
3.50%, 07/01/27	110	109,150
3.50%, 01/15/28	80	78,775
4.40%, 01/26/29	105	104,684
5.13%, 09/01/34	80	79,596
Ventas Realty LP
2.50%, 09/01/31	80	71,211
3.00%, 01/15/30	170	160,335
4.00%, 03/01/28	115	114,018
4.40%, 01/15/29	221	220,112
4.75%, 11/15/30	130	130,011
5.00%, 01/15/35	100	98,601
5.00%, 02/15/36	105	103,027
5.10%, 07/15/32	150	151,097
5.63%, 07/01/34	80	82,437
VICI Properties LP
4.75%, 02/15/28	250	250,436
4.75%, 04/01/28	115	115,021
4.95%, 02/15/30	250	250,028
5.13%, 11/15/31	145	144,661
5.13%, 05/15/32	315	312,839
5.63%, 04/01/35	110	110,361
5.75%, 04/01/34	125	127,227
Welltower OP LLC
2.05%, 01/15/29	100	94,128

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 01/15/31	$155	$142,818
2.75%, 01/15/32	110	99,201
2.80%, 06/01/31	145	133,169
3.10%, 01/15/30	243	230,965
3.85%, 06/15/32	140	133,270
4.13%, 03/15/29	145	143,811
4.25%, 04/15/28	215	214,680
4.50%, 07/01/30	190	189,307
5.13%, 07/01/35	195	196,152
Weyerhaeuser Co.
3.38%, 03/09/33	100	90,301
4.00%, 11/15/29	175	171,360
4.00%, 04/15/30	182	177,185
6.95%, 10/01/27	65	66,910
7.38%, 03/15/32	175	195,782
WP Carey, Inc.
2.25%, 04/01/33	40	33,488
2.40%, 02/01/31	95	85,353
2.45%, 02/01/32	95	83,191
3.85%, 07/15/29	150	146,671
4.65%, 07/15/30	75	74,649
5.38%, 06/30/34	50	50,479
		51,277,146
Retail — 0.7%
AutoNation, Inc.
1.95%, 08/01/28	70	66,056
2.40%, 08/01/31	107	94,144
3.80%, 11/15/27	80	79,143
3.85%, 03/01/32	95	88,778
4.45%, 01/15/29	110	109,027
4.75%, 06/01/30	157	156,205
5.89%, 03/15/35	95	97,012
AutoZone, Inc.
1.65%, 01/15/31	130	113,281
3.75%, 06/01/27	160	159,150
3.75%, 04/18/29	114	111,665
4.00%, 04/15/30	185	180,592
4.50%, 02/01/28	130	130,183
4.75%, 08/01/32	185	183,338
4.75%, 02/01/33	110	108,347
5.10%, 07/15/29	145	147,279
5.13%, 06/15/30	85	86,296
5.20%, 08/01/33	75	75,668
5.40%, 07/15/34	145	147,297
6.25%, 11/01/28	130	134,981
6.55%, 11/01/33	130	141,125
Best Buy Co., Inc.
1.95%, 10/01/30	190	169,269
4.45%, 10/01/28	153	153,012
Costco Wholesale Corp.
1.38%, 06/20/27	350	340,838
1.60%, 04/20/30	467	423,193
1.75%, 04/20/32	280	243,270
Darden Restaurants, Inc.
4.35%, 10/15/27	135	134,775
4.55%, 10/15/29	140	139,307
6.30%, 10/10/33	115	122,954
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	210	191,834
4.00%, 10/01/29(b)	20	19,517
Security	Par (000)	Value
Retail (continued)
Dollar General Corp.
3.50%, 04/03/30	$244	$232,501
4.13%, 05/01/28	130	128,906
5.00%, 11/01/32	160	159,278
5.20%, 07/05/28	105	106,268
5.45%, 07/05/33	230	234,005
Dollar Tree, Inc.
2.65%, 12/01/31	215	192,140
4.20%, 05/15/28	300	298,316
Ferguson Enterprises, Inc.
4.35%, 03/15/31	160	157,398
5.00%, 10/03/34	170	168,694
Genuine Parts Co.
1.88%, 11/01/30	150	130,370
2.75%, 02/01/32	125	108,693
4.95%, 08/15/29	105	104,627
6.50%, 11/01/28	110	113,838
6.88%, 11/01/33	90	97,402
Home Depot, Inc.(The)
0.90%, 03/15/28	140	132,365
1.38%, 03/15/31	300	259,856
1.50%, 09/15/28	275	259,349
1.88%, 09/15/31	240	210,353
2.70%, 04/15/30	347	326,281
2.80%, 09/14/27	108	106,261
2.95%, 06/15/29	413	397,167
3.25%, 04/15/32	300	279,734
3.75%, 09/15/28	80	79,271
3.90%, 12/06/28	217	215,695
3.95%, 09/15/30	90	88,451
4.50%, 09/15/32	255	253,915
4.65%, 09/15/35	210	204,724
4.75%, 06/25/29	270	273,317
4.85%, 06/25/31	195	198,342
4.88%, 06/25/27	230	232,057
4.90%, 04/15/29	170	172,657
4.95%, 06/25/34	320	321,572
Lowe's Companies, Inc.
1.30%, 04/15/28	240	226,911
1.70%, 09/15/28	240	225,950
1.70%, 10/15/30	285	252,101
2.63%, 04/01/31	340	310,076
3.65%, 04/05/29	335	327,624
3.75%, 04/01/32	385	364,851
3.95%, 10/15/27	70	69,714
4.00%, 10/15/28	170	168,359
4.25%, 03/15/31	235	230,610
4.50%, 04/15/30	313	312,801
4.50%, 10/15/32	260	254,868
4.85%, 10/15/35	285	277,876
5.00%, 04/15/33	265	266,722
5.15%, 07/01/33	190	192,151
5.50%, 10/15/35	30	30,848
6.50%, 03/15/29	80	84,211
McDonald's Corp.
2.13%, 03/01/30	187	171,721
2.63%, 09/01/29	239	226,489
3.50%, 07/01/27	290	287,881
3.60%, 07/01/30	207	200,656
3.80%, 04/01/28	280	277,741
4.40%, 02/12/31	140	139,415

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.60%, 05/15/30	$150	$150,895
4.60%, 09/09/32	210	210,659
4.70%, 12/09/35	30	29,402
4.80%, 08/14/28	170	171,568
4.95%, 08/14/33	155	157,356
4.95%, 03/03/35	190	189,448
5.00%, 05/17/29	120	122,070
5.00%, 02/13/36	120	119,674
5.20%, 05/17/34	190	194,466
O'Reilly Automotive, Inc.
1.75%, 03/15/31	85	74,282
3.60%, 09/01/27	82	81,246
3.90%, 06/01/29	134	131,689
4.20%, 04/01/30	140	137,976
4.35%, 06/01/28	105	104,921
4.70%, 06/15/32	240	238,267
5.00%, 08/19/34	100	99,063
5.10%, 03/12/36	105	103,778
Ross Stores, Inc., 1.88%, 04/15/31	155	136,599
Starbucks Corp.
2.25%, 03/12/30	187	171,807
2.55%, 11/15/30	255	234,004
3.00%, 02/14/32	245	224,251
3.50%, 03/01/28	150	147,921
3.55%, 08/15/29	251	244,847
4.00%, 11/15/28	225	222,773
4.50%, 05/15/28	96	96,134
4.80%, 02/15/33	145	145,047
4.90%, 02/15/31	125	126,414
5.00%, 02/15/34	70	70,550
Target Corp.
2.35%, 02/15/30	181	168,264
2.65%, 09/15/30	147	136,447
3.38%, 04/15/29	244	238,122
4.35%, 06/15/28	145	145,364
4.40%, 01/15/33	120	119,432
4.50%, 09/15/32	175	175,266
4.50%, 09/15/34	185	179,922
5.00%, 04/15/35(a)	255	255,605
6.35%, 11/01/32	85	92,696
TJX Companies, Inc.(The)
1.15%, 05/15/28	140	132,149
1.60%, 05/15/31	85	74,285
3.88%, 04/15/30	185	181,643
Tractor Supply Co.
1.75%, 11/01/30	135	119,052
5.25%, 05/15/33	145	145,738
Walmart, Inc.
2.38%, 09/24/29	97	91,496
3.25%, 07/08/29	175	170,836
3.70%, 06/26/28	340	337,652
3.90%, 04/15/28	215	214,489
4.00%, 04/30/29	60	59,734
4.00%, 04/15/30	90	89,324
4.10%, 04/15/33	355	347,641
4.15%, 04/30/31	190	188,569
4.15%, 09/09/32	295	291,952
4.35%, 04/28/30	180	180,972
4.45%, 04/30/33	180	179,040
4.75%, 04/30/36	180	178,822
4.90%, 04/28/35	365	369,116
Security	Par (000)	Value
Retail (continued)
5.25%, 09/01/35	$95	$98,680
7.55%, 02/15/30	150	167,162
		24,757,492
Semiconductors — 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	135	130,895
4.32%, 03/24/28	160	160,432
Analog Devices, Inc.
1.70%, 10/01/28	155	146,027
2.10%, 10/01/31	345	304,701
3.45%, 06/15/27	170	168,992
4.25%, 06/15/28	225	224,842
4.50%, 06/15/30	190	189,825
5.05%, 04/01/34	150	152,621
Applied Materials, Inc.
1.75%, 06/01/30	174	156,687
4.00%, 01/15/31	95	92,979
4.60%, 01/15/36	140	135,898
4.80%, 06/15/29	220	223,025
5.10%, 10/01/35	25	25,341
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	220	217,658
Broadcom, Inc.
1.95%, 02/15/28	165	158,809
2.45%, 02/15/31	590	535,870
2.60%, 02/15/33	395	344,494
3.14%, 11/15/35(b)	660	561,734
3.42%, 04/15/33	520	475,164
3.47%, 04/15/34	745	670,913
4.00%, 04/15/29(b)	191	188,786
4.15%, 11/15/30	460	452,036
4.15%, 04/15/32(b)	275	265,716
4.20%, 10/15/30	115	113,236
4.30%, 01/15/31	120	118,574
4.30%, 11/15/32	445	432,192
4.35%, 02/15/30	355	352,875
4.55%, 02/15/32	235	232,553
4.60%, 07/15/30	340	339,930
4.60%, 01/15/33	210	206,836
4.75%, 04/15/29	386	389,300
4.80%, 04/15/28	220	222,034
4.80%, 10/15/34	415	408,212
4.80%, 02/15/36	550	535,095
4.90%, 07/15/32	400	402,062
4.95%, 01/15/36	140	138,268
5.00%, 04/15/30	171	173,434
5.05%, 07/12/27	132	133,289
5.05%, 07/12/29	500	508,811
5.05%, 04/15/30	180	182,961
5.15%, 11/15/31	330	336,824
5.20%, 04/15/32	185	188,884
5.20%, 07/15/35	590	592,954
Intel Corp.
1.60%, 08/12/28	245	230,582
2.00%, 08/12/31	290	253,094
2.45%, 11/15/29	441	410,775
3.75%, 08/05/27	280	278,273
3.90%, 03/25/30	319	310,172
4.00%, 08/05/29	195	191,680
4.00%, 12/15/32	155	146,580
4.15%, 08/05/32	240	230,640

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 06/01/31	$340	$337,387
4.88%, 02/10/28	390	392,550
5.00%, 02/21/31	95	95,931
5.00%, 08/15/33	350	348,944
5.13%, 02/10/30	265	269,004
5.15%, 02/21/34(a)	160	160,648
5.20%, 02/10/33	445	450,853
5.30%, 05/15/36	435	434,484
KLA Corp.
4.10%, 03/15/29	229	227,454
4.65%, 07/15/32	275	275,630
4.70%, 02/01/34	115	114,034
Lam Research Corp.
1.90%, 06/15/30	210	190,314
4.00%, 03/15/29	260	257,729
Marvell Technology, Inc.
2.45%, 04/15/28	145	139,813
2.95%, 04/15/31	140	128,974
4.75%, 07/15/30	85	85,268
4.88%, 06/22/28	110	110,857
5.30%, 04/15/36	135	135,145
5.45%, 07/15/35	105	107,325
5.75%, 02/15/29	135	138,871
5.95%, 09/15/33	120	126,632
Microchip Technology, Inc.
4.90%, 03/15/28	230	231,238
5.05%, 03/15/29	270	272,502
5.05%, 02/15/30	150	151,372
Micron Technology, Inc., 2.70%, 04/15/32	270	242,289
NVIDIA Corp.
1.55%, 06/15/28	350	333,005
2.00%, 06/15/31	320	286,601
2.85%, 04/01/30	384	364,300
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	118	120,610
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	228	204,872
2.65%, 02/15/32	230	204,321
3.40%, 05/01/30	185	176,563
4.30%, 08/19/28	155	154,391
4.30%, 06/18/29	235	232,948
4.40%, 06/01/27	115	115,134
4.85%, 08/19/32	75	74,363
5.00%, 01/15/33	195	194,883
5.25%, 08/19/35	140	140,309
Qorvo, Inc., 4.38%, 10/15/29	220	215,623
QUALCOMM, Inc.
1.30%, 05/20/28	263	248,772
1.65%, 05/20/32	295	250,557
2.15%, 05/20/30	280	256,453
4.25%, 05/20/32	130	127,891
4.50%, 05/20/30	120	120,479
4.65%, 05/20/35	230	227,061
4.75%, 05/20/32	45	45,263
5.00%, 05/20/35	135	135,425
5.40%, 05/20/33	155	161,642
Skyworks Solutions, Inc., 3.00%, 06/01/31	140	126,843
Texas Instruments, Inc.
1.75%, 05/04/30	185	167,257
1.90%, 09/15/31	80	70,375
2.25%, 09/04/29	200	187,340
2.90%, 11/03/27	106	104,310
Security	Par (000)	Value
Semiconductors (continued)
3.65%, 08/16/32	$105	$100,021
4.50%, 05/23/30	115	115,478
4.60%, 02/15/28	210	211,423
4.60%, 02/08/29	130	131,427
4.85%, 02/08/34	105	105,952
4.90%, 03/14/33	220	223,983
5.10%, 05/23/35	150	152,024
TSMC Arizona Corp.
2.50%, 10/25/31	295	267,718
4.13%, 04/22/29	25	24,883
4.25%, 04/22/32	205	203,369
Xilinx, Inc., 2.38%, 06/01/30	202	186,733
		26,239,415
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	60	56,827
3.48%, 12/01/27	160	157,678
4.20%, 05/01/30	140	137,033
5.35%, 01/15/30	120	122,333
5.75%, 01/15/35	115	119,109
		592,980
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/30	327	302,932
4.75%, 01/17/28	125	125,973
4.80%, 04/04/29	235	237,922
4.95%, 01/17/30	35	35,543
4.95%, 04/04/34	140	139,845
5.30%, 01/17/35	75	76,290
Atlassian Corp.
5.25%, 05/15/29	125	126,439
5.50%, 05/15/34	95	94,829
Autodesk, Inc.
2.40%, 12/15/31	260	229,187
2.85%, 01/15/30	138	129,668
3.50%, 06/15/27	145	143,721
5.30%, 06/15/35	130	129,998
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	250	223,475
2.90%, 12/01/29	102	95,643
5.75%, 05/15/36	75	75,275
Cadence Design Systems, Inc.
4.20%, 09/10/27	100	99,833
4.30%, 09/10/29	200	198,820
4.70%, 09/10/34	200	197,057
Concentrix Corp.
6.50%, 03/01/29(a)	50	49,127
6.60%, 08/02/28(a)	208	207,214
6.85%, 08/02/33(a)	122	111,413
Fidelity National Information Services, Inc.
1.65%, 03/01/28	155	147,321
2.25%, 03/01/31	45	39,968
3.75%, 05/21/29	120	116,602
4.45%, 03/10/28	200	199,454
4.55%, 03/10/29	290	288,440
4.80%, 03/10/31	265	263,056
5.10%, 07/15/32	153	153,544
Fiserv, Inc.
2.25%, 06/01/27	241	236,095
2.65%, 06/01/30	277	253,716

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.50%, 07/01/29	$650	$624,982
4.20%, 10/01/28	235	232,525
4.55%, 02/15/31	125	122,484
4.75%, 03/15/30	200	198,594
5.15%, 08/12/34	180	175,194
5.25%, 08/11/35	195	190,846
5.35%, 03/15/31	130	131,532
5.38%, 08/21/28	170	172,232
5.45%, 03/02/28	195	197,476
5.45%, 03/15/34	170	169,179
5.60%, 03/02/33	220	223,041
5.63%, 08/21/33	275	278,535
Intuit, Inc.
1.35%, 07/15/27	163	157,957
1.65%, 07/15/30	120	106,644
5.13%, 09/15/28	220	223,336
5.20%, 09/15/33	280	283,132
Microsoft Corp.
1.35%, 09/15/30	140	124,685
3.40%, 06/15/27	100	99,494
3.50%, 02/12/35(a)	90	83,676
4.20%, 11/03/35(a)	15	14,659
MSCI, Inc.
5.15%, 03/15/36	175	169,982
5.25%, 09/01/35	220	216,556
Oracle Corp.
2.30%, 03/25/28	400	383,041
2.88%, 03/25/31	730	653,764
2.95%, 04/01/30	690	636,111
3.25%, 11/15/27	533	522,833
3.25%, 05/15/30	130	121,311
3.90%, 05/15/35	345	296,748
4.20%, 09/27/29	390	380,132
4.30%, 07/08/34	445	401,916
4.45%, 09/26/30	510	494,287
4.50%, 05/06/28	140	139,707
4.55%, 02/04/29	690	683,190
4.65%, 05/06/30	185	182,021
4.70%, 09/27/34	415	385,267
4.80%, 08/03/28	300	299,975
4.80%, 09/26/32	600	576,592
4.90%, 02/06/33	335	321,688
4.95%, 02/04/31	725	712,730
5.20%, 09/26/35	920	874,816
5.25%, 02/03/32	275	272,691
5.35%, 05/04/33	725	713,471
5.50%, 08/03/35	150	145,473
5.70%, 02/04/36	985	967,825
6.15%, 11/09/29	295	305,604
6.25%, 11/09/32	505	522,874
Paychex, Inc.
5.10%, 04/15/30	225	227,546
5.35%, 04/15/32	260	263,310
5.60%, 04/15/35(a)	275	277,465
Roper Technologies, Inc.
1.40%, 09/15/27	165	158,829
1.75%, 02/15/31	185	160,462
2.00%, 06/30/30	130	116,426
2.95%, 09/15/29	176	166,736
4.20%, 09/15/28	250	247,989
4.25%, 09/15/28	85	84,456
Security	Par (000)	Value
Software (continued)
4.45%, 09/15/30	$100	$98,517
4.50%, 10/15/29	125	124,026
4.75%, 02/15/32	145	143,199
4.90%, 10/15/34	220	212,384
5.10%, 09/15/35	240	233,268
Salesforce, Inc.
1.50%, 07/15/28	275	259,029
1.95%, 07/15/31	375	327,549
3.70%, 04/11/28	377	372,710
4.50%, 03/15/28	710	711,145
4.65%, 03/15/29	730	731,516
4.90%, 09/15/31	730	730,482
5.20%, 03/15/33	550	552,571
5.55%, 03/15/36	1,010	1,016,112
ServiceNow, Inc.
1.40%, 09/01/30	348	305,602
4.25%, 05/15/28	40	39,997
4.70%, 08/15/31	50	49,986
5.05%, 05/15/33	50	50,221
5.40%, 05/15/36	235	236,799
Synopsys, Inc.
4.65%, 04/01/28	190	190,769
4.85%, 04/01/30	345	346,849
5.00%, 04/01/32	355	357,244
5.15%, 04/01/35	530	528,983
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	130	124,008
4.95%, 03/28/28	225	226,766
5.40%, 06/12/29	100	102,052
5.60%, 06/12/34	100	102,400
VMware LLC
1.80%, 08/15/28	210	198,546
2.20%, 08/15/31	395	349,167
4.70%, 05/15/30	190	190,584
Workday, Inc.
3.70%, 04/01/29	180	175,477
3.80%, 04/01/32	265	247,497
		30,957,882
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	230	214,323
3.63%, 04/22/29	110	106,840
4.70%, 07/21/32	205	202,121
6.38%, 03/01/35	245	265,129
AT&T, Inc.
1.65%, 02/01/28	520	497,654
2.25%, 02/01/32	635	554,466
2.30%, 06/01/27	545	534,949
2.55%, 12/01/33	765	647,708
2.75%, 06/01/31	649	592,140
4.10%, 02/15/28	380	378,455
4.30%, 02/15/30	723	716,199
4.35%, 03/01/29	231	230,393
4.40%, 04/30/31	325	320,932
4.50%, 05/15/35	535	507,763
4.55%, 11/01/32	195	191,575
4.70%, 08/15/30	205	205,866
4.75%, 04/30/33	420	414,988
4.90%, 11/01/35	290	282,731
5.13%, 04/30/36	285	281,050
5.38%, 08/15/35	295	298,648

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.40%, 02/15/34	$630	$643,518
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	220	221,061
5.20%, 02/15/34	150	150,503
5.45%, 11/15/36	105	105,261
Series US-5, 2.15%, 02/15/32	140	121,669
British Telecommunications PLC
5.13%, 12/04/28	25	25,292
9.63%, 12/15/30	660	785,738
Cisco Systems, Inc.
4.55%, 02/24/28(a)	275	276,917
4.75%, 02/24/30	235	238,002
4.85%, 02/26/29	545	552,951
4.95%, 02/26/31(a)	515	525,762
4.95%, 02/24/32	180	183,035
5.05%, 02/26/34	510	516,849
5.10%, 02/24/35	265	268,704
Deutsche Telekom International Finance BV
8.75%, 06/15/30	837	946,596
9.25%, 06/01/32	125	152,890
Juniper Networks, Inc.
2.00%, 12/10/30	95	83,614
3.75%, 08/15/29	120	116,435
Koninklijke KPN NV, 8.38%, 10/01/30	170	194,203
Motorola Solutions, Inc.
2.30%, 11/15/30	126	113,824
2.75%, 05/24/31	235	213,765
4.60%, 02/23/28	180	180,744
4.60%, 05/23/29	158	158,237
4.85%, 08/15/30	100	100,521
5.00%, 04/15/29	140	141,742
5.20%, 08/15/32	75	75,985
5.40%, 04/15/34	195	197,971
5.55%, 08/15/35	205	209,274
5.60%, 06/01/32	145	149,827
Nokia OYJ, 4.38%, 06/12/27	110	109,593
Orange SA, 9.00%, 03/01/31	560	657,795
Rogers Communications, Inc.
3.80%, 03/15/32	500	466,462
5.00%, 02/15/29	335	337,622
5.30%, 02/15/34	275	273,439
Sprint Capital Corp.
6.88%, 11/15/28	705	742,557
8.75%, 03/15/32	470	557,173
Telefonica Europe BV, 8.25%, 09/15/30	325	366,563
TELUS Corp.
3.40%, 05/13/32	275	251,618
3.70%, 09/15/27	155	153,444
T-Mobile USA, Inc.
2.05%, 02/15/28	245	235,802
2.25%, 11/15/31	250	220,187
2.40%, 03/15/29	135	127,616
2.55%, 02/15/31	515	468,572
2.63%, 02/15/29	252	240,042
2.70%, 03/15/32	240	214,001
2.88%, 02/15/31	240	221,310
3.38%, 04/15/29	565	548,274
3.50%, 04/15/31	565	535,260
3.88%, 04/15/30	1,528	1,486,933
4.20%, 10/01/29	185	183,212
4.63%, 01/15/33	180	177,054
Security	Par (000)	Value
Telecommunications (continued)
4.70%, 01/15/35	$245	$237,559
4.80%, 07/15/28	210	211,534
4.85%, 01/15/29	180	181,599
4.95%, 03/15/28	260	262,559
4.95%, 11/15/35	210	206,210
5.00%, 02/15/36	290	285,796
5.05%, 07/15/33	530	533,673
5.13%, 05/15/32	280	283,893
5.15%, 04/15/34	280	282,248
5.20%, 01/15/33	285	289,844
5.30%, 05/15/35	180	182,211
5.75%, 01/15/34	250	260,871
6.70%, 12/15/33	70	76,938
Verizon Communications, Inc.
1.50%, 09/18/30	250	220,673
1.68%, 10/30/30	245	216,786
1.75%, 01/20/31	552	487,175
2.10%, 03/22/28	537	516,505
2.36%, 03/15/32	1,028	902,566
2.55%, 03/21/31	825	752,685
3.15%, 03/22/30	348	331,533
3.88%, 02/08/29	285	281,856
4.02%, 12/03/29	781	769,804
4.27%, 01/15/36	345	319,896
4.33%, 09/21/28	695	695,072
4.40%, 11/01/34	445	423,895
4.50%, 08/10/33	490	476,398
4.75%, 01/15/33	275	272,334
4.78%, 02/15/35	320	311,090
5.00%, 01/15/36	555	544,710
5.05%, 05/09/33	235	237,825
5.25%, 04/02/35	460	462,784
5.85%, 09/15/35	50	52,496
6.05%, 05/14/58, (5-year CMT + 1.81%)(d)	230	232,950
6.20%, 05/14/56, (5-year CMT + 2.04%)(d)	375	380,637
6.40%, 09/15/33	100	108,414
7.75%, 12/01/30	165	185,128
Vodafone Group PLC
6.25%, 11/30/32	185	197,494
7.88%, 02/15/30	150	166,407
		36,511,397
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	135	133,419
3.90%, 11/19/29	210	204,748
4.65%, 03/12/31	60	59,335
6.05%, 05/14/34	115	120,191
Mattel, Inc., 5.00%, 11/17/30(a)	25	24,937
		542,630
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	176	174,526
Canadian National Railway Co.
3.85%, 08/05/32	135	128,884
4.20%, 03/12/31	65	63,889
4.35%, 05/12/29	40	39,908
4.38%, 09/18/34	175	169,779
4.75%, 11/12/35	50	49,212
4.95%, 05/12/36	50	49,767
5.85%, 11/01/33	65	69,475

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.25%, 08/01/34	$90	$98,185
6.90%, 07/15/28	110	115,685
Canadian Pacific Railway Co.
2.05%, 03/05/30	130	118,758
2.45%, 12/02/31	310	275,766
2.88%, 11/15/29	110	104,348
4.00%, 06/01/28	137	135,964
4.00%, 03/15/29	100	98,797
4.80%, 03/30/30	130	131,140
4.80%, 09/15/35	25	24,697
5.20%, 03/30/35	150	152,179
7.13%, 10/15/31	100	110,815
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	135	134,035
CSX Corp.
2.40%, 02/15/30	125	116,049
3.25%, 06/01/27	255	252,588
3.80%, 03/01/28	205	203,376
4.10%, 11/15/32	245	237,491
4.25%, 03/15/29	235	234,058
5.05%, 06/15/35	190	190,597
5.20%, 11/15/33	135	138,165
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	85	72,858
FedEx Corp.
2.40%, 05/15/31	170	152,515
3.10%, 08/05/29	225	215,462
3.40%, 02/15/28	50	49,255
3.90%, 02/01/35	75	68,994
4.25%, 05/15/30	230	227,130
4.90%, 01/15/34	80	79,240
Fedex Freight Holding Co., Inc., 5.25%, 03/15/36(b)	200	195,300
GXO Logistics, Inc.
2.65%, 07/15/31	125	110,824
6.25%, 05/06/29	135	139,589
6.50%, 05/06/34	105	109,844
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	90	90,677
Kirby Corp., 4.20%, 03/01/28	116	115,350
Norfolk Southern Corp.
2.30%, 05/15/31	145	129,976
2.55%, 11/01/29	84	78,922
3.00%, 03/15/32	155	141,768
3.15%, 06/01/27	95	93,976
3.80%, 08/01/28	155	153,229
4.45%, 03/01/33	125	122,824
5.05%, 08/01/30	100	101,727
5.10%, 05/01/35	85	85,497
5.55%, 03/15/34	90	93,480
Ryder System, Inc.
4.30%, 06/15/27	85	84,914
4.30%, 12/01/30	40	39,340
4.85%, 06/15/30	75	75,541
4.90%, 12/01/29	70	70,576
4.95%, 09/01/29	65	65,715
5.00%, 03/15/30	65	65,818
5.25%, 06/01/28	130	131,894
5.38%, 03/15/29	105	107,294
5.50%, 06/01/29	60	61,488
5.65%, 03/01/28	110	112,277
6.30%, 12/01/28	100	104,064
Security	Par (000)	Value
Transportation (continued)
6.60%, 12/01/33	$125	$136,809
Union Pacific Corp.
2.38%, 05/20/31	225	203,768
2.40%, 02/05/30	202	188,026
2.80%, 02/14/32	317	288,903
2.89%, 04/06/36	115	96,871
3.70%, 03/01/29	186	183,091
3.95%, 09/10/28	254	252,267
4.50%, 01/20/33	235	234,091
5.10%, 02/20/35	250	254,329
6.63%, 02/01/29	95	100,569
United Parcel Service, Inc.
2.50%, 09/01/29	112	105,666
3.05%, 11/15/27	265	261,124
3.40%, 03/15/29	209	203,875
4.45%, 04/01/30	203	203,690
4.65%, 10/15/30	105	105,860
4.88%, 03/03/33	245	248,613
5.15%, 05/22/34	230	235,113
5.25%, 05/14/35(a)	235	240,070
Walmart, Inc.
1.50%, 09/22/28	332	313,296
1.80%, 09/22/31	485	429,320
3.95%, 09/09/27	224	223,835
		11,674,677
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	115	100,335
3.50%, 03/15/28	52	51,111
3.50%, 06/01/32	95	87,858
4.00%, 06/30/30	105	102,321
4.55%, 11/07/28	40	39,943
4.70%, 04/01/29	123	123,278
4.90%, 03/15/33	105	104,606
5.45%, 09/15/33	145	147,054
5.50%, 06/15/35	200	202,203
6.05%, 03/15/34	120	126,381
6.90%, 05/01/34	85	93,754
		1,178,844
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29	30	29,649
6.00%, 06/16/30(a)	75	74,992
		104,641
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	147,741
2.80%, 05/01/30	187	175,271
2.95%, 09/01/27	124	122,115
3.45%, 06/01/29	142	137,969
3.75%, 09/01/28	207	204,190
4.45%, 06/01/32	165	162,084
4.63%, 06/01/29	85	85,361
5.15%, 03/01/34	120	122,011
5.20%, 04/01/36	130	130,144
5.25%, 03/01/35	185	187,934
Essential Utilities, Inc.
2.40%, 05/01/31	115	102,912
2.70%, 04/15/30	146	135,682
3.57%, 05/01/29	162	157,225

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
4.80%, 08/15/27	$135	$135,521
5.13%, 03/15/36	100	98,480
5.25%, 08/15/35	50	50,123
5.38%, 01/15/34	90	91,478
United Utilities PLC, 6.88%, 08/15/28	55	57,541
		2,303,782
Total Corporate Bonds & Notes — 29.8% (Cost: $1,130,218,525)		1,121,275,550
Foreign Government Obligations(e)
Canada — 0.5%
Canada Government International Bonds
3.75%, 04/26/28	930	925,806
4.00%, 03/18/30	520	518,138
4.63%, 04/30/29	760	771,695
Export Development Canada
3.75%, 09/07/27	400	398,650
3.88%, 02/14/28	730	727,992
4.00%, 06/20/30	590	586,771
4.13%, 02/13/29	650	650,823
4.75%, 06/05/34	200	204,870
Hydro-Quebec
Series HH, 8.50%, 12/01/29	140	158,402
Series HK, 9.38%, 04/15/30	45	52,818
Province of Alberta Canada
1.30%, 07/22/30	270	240,281
3.30%, 03/15/28	440	434,015
4.30%, 11/02/35	305	296,954
4.50%, 06/26/29	200	201,949
4.50%, 01/24/34	265	264,680
Province of British Columbia Canada
1.30%, 01/29/31	785	687,021
3.90%, 08/27/30	10	9,867
4.20%, 07/06/33	530	519,571
4.70%, 01/24/28	715	721,830
4.75%, 06/12/34	420	423,986
4.80%, 11/15/28	375	380,649
4.80%, 06/11/35	510	515,311
4.90%, 04/24/29	540	550,688
Province of Manitoba Canada
1.50%, 10/25/28(a)	200	187,912
4.30%, 07/27/33	250	245,739
4.90%, 05/31/34	150	152,512
Province of New Brunswick Canada, 3.63%, 02/24/28	125	123,929
Province of Ontario Canada
1.13%, 10/07/30	495	434,299
1.60%, 02/25/31	645	572,080
1.80%, 10/14/31	165	145,110
2.00%, 10/02/29	275	256,435
2.13%, 01/21/32	350	310,840
3.70%, 09/17/29	550	541,883
3.80%, 01/29/29	35	34,703
3.90%, 09/04/30	5	4,936
4.20%, 01/18/29	655	655,937
4.45%, 11/20/35(a)	620	610,475
4.70%, 01/15/30	65	66,062
4.85%, 06/11/35	455	462,647
4.85%, 05/29/36	75	75,974
Security	Par (000)	Value
Canada (continued)
5.05%, 04/24/34	$320	$330,512
Province of Quebec Canada
1.35%, 05/28/30	225	201,335
1.90%, 04/21/31	100	89,538
3.63%, 04/13/28	685	679,293
3.88%, 01/14/31(a)	405	398,323
4.25%, 09/05/34	425	414,757
4.50%, 04/03/29	815	822,538
4.50%, 09/08/33	305	304,284
4.63%, 08/28/35	535	532,869
4.63%, 06/03/36	100	99,325
Series PD, 7.50%, 09/15/29	317	348,539
		19,345,553
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	322,716
2.55%, 01/27/32	360	320,395
2.55%, 07/27/33	565	485,311
3.24%, 02/06/28	450	441,997
3.50%, 01/31/34	335	304,699
4.85%, 01/22/29	425	428,938
4.95%, 01/05/36	500	495,290
		2,799,346
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	52,485
2.15%, 07/28/31	300	263,341
2.85%, 02/14/30	400	374,236
3.40%, 09/18/29	40	38,874
3.50%, 01/11/28	135	133,524
3.55%, 03/31/32	280	260,674
3.85%, 10/15/30	395	381,314
4.10%, 04/24/28	290	289,077
4.15%, 09/20/27	475	475,994
4.40%, 03/10/29	70	69,865
4.55%, 01/11/28	240	240,963
4.65%, 09/20/32	325	319,938
4.70%, 02/10/34	110	107,067
4.75%, 02/11/29	330	332,617
4.75%, 09/10/34	215	208,774
4.85%, 01/11/33	295	291,894
4.90%, 04/16/36	200	193,222
4.95%, 02/21/36	300	290,903
5.25%, 01/15/30	90	91,511
5.60%, 01/15/35	200	204,428
5.69%, 05/29/36	200	204,017
		4,824,718
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	387,180
3.25%, 01/17/28	40	39,117
4.50%, 01/17/33	445	428,608
5.00%, 01/13/36	390	379,716
5.38%, 03/12/29	495	501,745
5.38%, 02/19/30	500	508,779
5.50%, 03/12/34	645	656,187
5.63%, 02/19/35	500	511,963
State of Israel, 2.50%, 01/15/30	250	231,346
		3,644,641

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	$485	$462,520
5.38%, 06/15/33	400	415,763
		878,283
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	292,136
1.88%, 04/15/31	615	548,993
2.00%, 10/17/29	200	185,664
2.13%, 02/16/29	245	231,800
2.75%, 11/16/27	305	298,831
2.88%, 06/01/27	305	301,319
2.88%, 07/21/27	240	236,630
3.25%, 07/20/28	200	196,125
3.50%, 10/31/28	205	201,637
4.38%, 10/05/27	180	180,499
4.38%, 01/24/31	230	230,348
4.38%, 01/23/36	400	389,934
4.63%, 07/22/27	310	311,576
4.63%, 07/19/28	325	327,674
4.63%, 04/17/34	215	215,079
4.88%, 10/18/28	45	45,663
Japan International Cooperation Agency
1.00%, 07/22/30	230	201,385
3.38%, 06/12/28	210	206,556
4.00%, 05/23/28	100	99,614
4.75%, 05/21/29	210	212,769
		4,914,232
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	770	681,414
3.25%, 04/16/30	495	463,186
3.50%, 02/12/34	635	541,194
3.75%, 01/11/28	375	369,704
4.50%, 04/22/29	670	663,723
4.75%, 03/22/31	250	244,175
4.75%, 04/27/32	540	518,617
4.88%, 05/19/33	500	474,674
5.00%, 05/07/29	220	220,651
5.38%, 03/22/33	915	895,451
5.40%, 02/09/28	275	278,103
5.63%, 02/09/34	675	663,167
5.63%, 09/22/35	520	505,349
5.85%, 07/02/32	490	495,809
6.00%, 05/07/36	820	817,656
6.35%, 02/09/35	570	582,657
6.75%, 09/27/34	420	445,463
7.50%, 04/08/33	260	294,733
8.30%, 08/15/31	497	581,357
		9,737,083
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	560	471,098
3.16%, 01/23/30	325	307,254
3.30%, 01/19/33	220	195,964
3.88%, 03/17/28	375	369,745
5.23%, 02/23/34	30	29,736
6.40%, 02/14/35	510	541,829
6.70%, 01/26/36	300	324,497
6.88%, 01/31/36	425	464,654
Security	Par (000)	Value
Panama (continued)
7.50%, 03/01/31	$200	$221,656
8.88%, 09/30/27	345	363,482
9.38%, 04/01/29	355	398,439
		3,688,354
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	375	309,966
2.78%, 01/23/31	625	576,596
2.84%, 06/20/30	170	159,648
3.00%, 01/15/34	540	467,442
4.13%, 08/25/27(a)	210	210,142
5.38%, 02/08/35	380	383,720
5.50%, 03/30/36	295	298,208
8.75%, 11/21/33	555	676,671
		3,082,393
Philippines — 0.2%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	55	57,323
Philippines Government International Bonds
1.65%, 06/10/31	370	321,117
1.95%, 01/06/32	250	216,375
2.46%, 05/05/30	300	278,399
3.00%, 02/01/28	470	459,899
3.56%, 09/29/32	50	46,653
3.75%, 01/14/29	325	320,038
4.25%, 07/27/31	15	14,781
4.38%, 03/05/30	40	39,810
4.63%, 07/17/28	200	201,097
4.75%, 03/05/35	30	28,918
5.00%, 07/17/33	380	378,758
5.00%, 01/27/36	400	391,225
5.17%, 10/13/27	120	121,623
5.25%, 05/14/34	270	271,144
5.50%, 02/04/35	250	254,079
5.61%, 04/13/33	265	273,909
6.38%, 01/15/32	205	221,278
6.38%, 10/23/34	400	431,311
7.75%, 01/14/31	250	281,904
9.50%, 02/02/30	647	755,970
		5,365,611
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	395	398,220
4.88%, 02/12/30	655	666,359
4.88%, 10/04/33	630	630,009
5.13%, 09/18/34	715	717,967
5.38%, 02/12/35	615	624,420
5.38%, 04/14/36	345	346,246
5.50%, 11/16/27	390	396,614
5.75%, 11/16/32	420	441,787
		4,221,622
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	189,241
1.38%, 02/09/31	550	481,763
2.13%, 01/18/32	35	31,013
4.00%, 09/11/27	45	44,873
4.00%, 09/11/29	115	114,335
4.13%, 10/17/27	10	9,990

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.25%, 09/15/27	$335	$335,135
4.38%, 01/13/36	300	291,428
4.50%, 01/11/29	205	206,579
4.50%, 09/15/32	200	200,740
4.63%, 01/11/34	200	200,102
5.00%, 01/11/28	185	187,230
5.13%, 09/18/28	295	300,787
5.13%, 01/11/33	390	402,925
5.13%, 09/18/33	30	31,024
Korea Development Bank(The)
2.00%, 10/25/31	75	66,637
3.75%, 09/16/30	200	195,458
4.25%, 09/08/32	200	197,876
4.38%, 02/15/33	320	316,997
4.50%, 02/15/29	210	211,722
4.88%, 02/03/30	200	203,662
5.38%, 10/23/28	210	215,517
5.63%, 10/23/33	325	346,528
Korea International Bonds
1.00%, 09/16/30	70	61,264
1.75%, 10/15/31	25	22,041
2.50%, 06/19/29	245	233,711
3.50%, 09/20/28	205	202,120
4.50%, 07/03/29	240	242,415
		5,543,113
Supranational — 2.0%
African Development Bank
3.50%, 09/18/29	605	593,727
3.63%, 03/03/31	250	244,236
3.88%, 06/12/28	235	234,290
4.00%, 03/18/30	470	467,867
4.13%, 01/22/36	340	330,581
4.38%, 11/03/27	580	582,996
4.38%, 03/14/28	530	533,049
4.50%, 06/12/35	440	441,857
5.75% , (5-year CMT + 1.58%)(d)(f)	200	195,176
Asian Development Bank
0.75%, 10/08/30	275	238,319
1.25%, 06/09/28	365	345,538
1.50%, 03/04/31	515	456,684
1.75%, 09/19/29	413	383,476
1.88%, 03/15/29	160	150,860
1.88%, 01/24/30	467	432,050
2.38%, 08/10/27	25	24,538
2.50%, 11/02/27	389	381,026
2.75%, 01/19/28	450	441,154
3.13%, 08/20/27	1,155	1,143,429
3.13%, 09/26/28	240	235,257
3.13%, 04/27/32	262	246,850
3.63%, 08/28/29	815	803,781
3.75%, 04/25/28	800	796,136
3.75%, 08/28/30(a)	360	354,848
3.88%, 09/28/32	265	259,434
3.88%, 06/14/33	515	501,812
4.00%, 01/12/33	515	506,733
4.13%, 05/30/30	665	665,110
4.13%, 01/12/34	530	522,922
4.25%, 01/14/36	345	340,281
4.38%, 01/14/28	275	276,586
4.38%, 03/06/29	805	811,594
4.38%, 03/22/35	665	664,432
Security	Par (000)	Value
Supranational (continued)
4.50%, 08/25/28	$845	$853,415
5.82%, 06/16/28	200	206,368
6.22%, 08/15/27	50	51,051
6.38%, 10/01/28	75	78,316
Asian Infrastructure Investment Bank(The)
3.63%, 09/15/28	25	24,772
3.75%, 09/14/27	370	368,782
3.88%, 04/22/31	250	246,966
4.00%, 01/18/28	430	429,742
4.13%, 01/18/29	625	626,141
4.13%, 01/14/36	90	87,845
4.25%, 03/13/34	410	406,955
4.50%, 01/16/30	470	475,817
4.50%, 05/21/35	265	266,729
Corp. Andina de Fomento
4.13%, 01/07/28	165	164,789
5.00%, 01/24/29	250	254,449
5.00%, 01/22/30	95	96,918
Council of Europe Development Bank
3.63%, 01/26/28	70	69,559
3.63%, 05/08/28	170	168,725
3.75%, 01/14/31	115	113,143
4.13%, 01/24/29	250	250,328
4.50%, 01/15/30	215	217,499
4.63%, 06/11/27	215	216,351
European Bank for Reconstruction & Development
4.13%, 01/25/29	860	861,102
4.25%, 03/13/34	320	317,278
4.38%, 03/09/28	655	658,894
European Investment Bank
0.63%, 10/21/27	295	281,856
0.75%, 09/23/30	175	151,948
0.88%, 05/17/30	285	251,552
1.25%, 02/14/31	945	829,263
1.63%, 10/09/29	170	157,015
1.63%, 05/13/31	110	97,671
1.75%, 03/15/29	640	601,446
3.25%, 11/15/27	565	559,200
3.63%, 07/15/30	880	863,816
3.75%, 11/15/29	1,055	1,043,542
3.75%, 03/13/31	220	216,233
3.75%, 02/14/33	1,195	1,158,745
3.88%, 03/15/28	1,295	1,292,081
3.88%, 10/15/30	310	306,888
4.00%, 02/15/29	1,065	1,063,558
4.13%, 02/13/34	980	965,974
4.25%, 08/16/32	400	400,191
4.25%, 02/08/36	255	251,449
4.38%, 10/10/31	910	918,485
4.50%, 10/16/28	950	959,807
4.50%, 03/14/30	1,280	1,297,447
4.63%, 02/12/35	840	854,615
4.75%, 06/15/29	1,115	1,136,640
Inter-American Development Bank
0.63%, 09/16/27	430	411,936
1.13%, 07/20/28	720	677,616
1.13%, 01/13/31	1,005	878,657
2.25%, 06/18/29	633	600,174
2.38%, 07/07/27	676	664,532
3.13%, 09/18/28	810	793,901

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.50%, 09/14/29	$680	$667,620
3.50%, 04/12/33	610	580,970
3.63%, 09/17/31	520	506,118
3.75%, 06/14/30	195	192,262
4.00%, 01/12/28	640	639,840
4.13%, 02/15/29	905	906,350
4.13%, 01/23/36	500	487,435
4.38%, 07/17/34	620	620,438
4.38%, 07/16/35	610	607,511
4.50%, 02/15/30	595	602,817
4.50%, 09/13/33	525	530,395
Inter-American Investment Corp.
3.63%, 11/20/28	75	74,135
4.13%, 02/15/28	215	215,164
4.25%, 02/14/29	230	230,668
4.25%, 04/01/30	280	280,647
4.75%, 09/19/28	125	126,701
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,140	1,087,005
0.75%, 08/26/30	880	765,473
0.88%, 05/14/30	1,180	1,041,471
1.13%, 09/13/28	1,215	1,138,353
1.25%, 02/10/31	973	854,048
1.38%, 04/20/28	1,195	1,138,221
1.63%, 11/03/31	1,245	1,090,729
1.75%, 10/23/29	719	666,027
2.50%, 11/22/27	460	450,127
2.50%, 03/29/32	455	414,704
3.13%, 06/15/27	955	946,902
3.50%, 07/12/28	1,205	1,192,226
3.50%, 10/28/30	165	160,855
3.63%, 05/05/28	285	282,948
3.63%, 09/21/29	635	625,857
3.88%, 10/16/29	620	615,637
3.88%, 02/14/30	1,240	1,229,926
3.88%, 08/28/34	945	913,109
4.00%, 07/25/30	675	672,014
4.00%, 01/10/31	1,215	1,207,837
4.00%, 05/06/32	1,010	997,661
4.13%, 03/20/30	900	900,373
4.38%, 08/27/35	1,260	1,255,072
4.50%, 04/10/31	615	624,398
4.50%, 05/20/36	480	481,754
4.63%, 08/01/28	925	936,217
4.63%, 01/15/32	1,365	1,392,699
4.75%, 11/14/33	915	939,075
4.75%, 02/15/35	100	102,475
Series GDIF, 4.75%, 07/30/29	25	24,998
Series GDIF, 5.17%, 04/24/29	25	25,034
International Finance Corp.
0.75%, 08/27/30(a)	755	656,548
3.88%, 07/02/30	350	346,912
4.25%, 07/02/29	470	472,253
4.50%, 01/21/28	200	201,529
4.50%, 07/13/28	400	403,743
Nordic Investment Bank
3.38%, 09/08/27	97	96,206
3.75%, 05/09/30	200	196,978
4.25%, 02/28/29	115	115,503
Security	Par (000)	Value
Supranational (continued)
4.38%, 03/14/28	$155	$155,894
		75,892,663
Sweden — 0.0%
Svensk Exportkredit AB
3.75%, 09/13/27	300	298,778
4.13%, 06/14/28	265	265,107
4.25%, 02/01/29	220	220,637
4.88%, 10/04/30	330	338,466
		1,122,988
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	293	293,660
4.38%, 01/23/31	483	485,633
5.75%, 10/28/34	500	524,383
		1,303,676
Total Foreign Government Obligations — 3.9% (Cost: $148,267,335)		146,364,276
Municipal Debt Obligations
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue, RB, 4.13%, 05/15/32	40	38,713
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A,4.66%, 10/01/27	120	120,750
State of California, GO
1.70%, 02/01/28(a)	100	96,171
2.50%, 10/01/29	550	520,400
4.50%, 08/01/29	200	201,625
4.88%, 09/01/30	500	511,539
5.10%, 09/01/35	100	101,850
5.75%, 10/01/31	100	106,431
6.00%, 03/01/33	20	21,610
University of California, RB
Series BD, 3.35%, 07/01/29	190	185,330
Series BG, 1.61%, 05/15/30	250	225,844
		2,130,263
Florida — 0.0%
State Board of Administration Finance Corp., RB
2.15%, 07/01/30	300	273,953
Class A,5.53%, 07/01/34	200	208,202
		482,155
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	80	79,703
Illinois — 0.1%
City of Chicago IL, GO, 5.88%, 01/01/31	25	25,109
State of Illinois, GO, 5.10%, 06/01/33	1,475	1,490,450
		1,515,559
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, BAB, 4.91%, 05/01/29	250	251,662
Commonwealth of Massachusetts, RB, 3.77%, 07/15/29(a)	325	321,477
		573,139
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	222	231,052

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 0.0%
New York State Dormitory Authority, RB, 5.23%, 07/01/35	$200	$205,797
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, 5.68%, 06/30/28 (NPFGC)	191	192,858
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, First Class,5.18%, 04/01/30	610	617,807
Virginia — 0.0%
Williamsburg Economic Development Authority, RB, 4.96%, 11/01/35	35	34,912
Total Municipal Debt Obligations — 0.2% (Cost: $6,094,783)		6,063,245
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
3.00%, 03/10/28	75	73,663
3.25%, 06/09/28	300	295,456
3.25%, 11/16/28	2,470	2,430,088
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	553,172
6.75%, 09/15/29(a)	50	54,018
6.75%, 03/15/31	1,075	1,194,545
Federal National Mortgage Association
0.75%, 10/08/27	1,807	1,731,902
0.88%, 08/05/30	2,550	2,235,258
6.03%, 10/08/27	320	328,574
6.25%, 05/15/29	1,285	1,362,621
6.63%, 11/15/30	1,075	1,182,435
7.13%, 01/15/30	25	27,505
7.25%, 05/15/30	170	189,105
Tennessee Valley Authority, 4.88%, 05/15/35	250	255,627
		11,913,969
U.S. Government Obligations — 64.3%
U.S. Treasury Bonds
5.25%, 11/15/28	950	975,012
5.25%, 02/15/29	150	154,676
5.38%, 02/15/31	500	525,781
5.50%, 08/15/28	5,414	5,570,921
6.13%, 08/15/29	1,000	1,059,375
U.S. Treasury Notes
0.38%, 07/31/27	760	729,392
0.38%, 09/30/27	1,983	1,891,983
0.50%, 06/30/27	6,070	5,852,571
0.50%, 10/31/27	10,100	9,623,012
0.63%, 11/30/27	14,249	13,559,927
0.63%, 12/31/27	18,741	17,782,720
0.63%, 05/15/30	11,450	10,008,016
0.75%, 01/31/28	9,000	8,533,125
0.88%, 11/15/30	12,178	10,581,540
1.00%, 07/31/28	13,000	12,193,594
1.13%, 02/29/28	10,000	9,519,141
1.13%, 08/31/28	10,294	9,658,667
1.13%, 02/15/31	22,527	19,663,607
1.25%, 03/31/28	11,500	10,946,113
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.25%, 04/30/28	$11,780	$11,186,859
1.25%, 05/31/28	11,000	10,422,500
1.25%, 06/30/28	10,500	9,926,602
1.25%, 09/30/28	15,854	14,881,704
1.25%, 08/15/31	25,712	22,228,828
1.38%, 10/31/28	11,190	10,510,732
1.38%, 12/31/28	8,500	7,949,492
1.38%, 11/15/31	25,600	22,114,000
1.50%, 11/30/28	10,050	9,449,356
1.50%, 02/15/30	11,200	10,212,125
1.63%, 05/15/31	23,000	20,419,688
1.75%, 01/31/29	10,750	10,131,035
1.88%, 02/28/29	10,000	9,439,844
1.88%, 02/15/32	17,505	15,448,163
2.25%, 08/15/27	8,000	7,842,500
2.25%, 11/15/27	12,710	12,402,676
2.38%, 03/31/29	9,000	8,600,625
2.38%, 05/15/29	11,000	10,493,828
2.63%, 02/15/29	12,922	12,451,558
2.63%, 07/31/29	9,500	9,096,992
2.75%, 07/31/27	9,910	9,776,447
2.75%, 02/15/28	8,990	8,806,337
2.75%, 05/31/29	8,545	8,233,241
2.75%, 08/15/32	20,991	19,295,321
2.88%, 05/15/28	10,830	10,601,132
2.88%, 08/15/28	13,051	12,736,960
2.88%, 04/30/29	11,000	10,646,797
2.88%, 05/15/32	21,120	19,635,000
3.13%, 08/31/27	10,000	9,900,391
3.13%, 11/15/28	14,500	14,194,141
3.13%, 08/31/29	6,215	6,036,804
3.25%, 06/30/27	10,000	9,930,078
3.25%, 06/30/29	8,600	8,400,453
3.38%, 09/15/27	20,179	20,036,328
3.38%, 11/30/27	17,044	16,898,194
3.38%, 12/31/27	19,454	19,272,379
3.38%, 02/29/28	10,285	10,179,740
3.38%, 09/15/28	8,792	8,667,676
3.38%, 05/15/33	22,450	21,225,773
3.50%, 09/30/27	13,227	13,150,531
3.50%, 10/31/27	18,893	18,772,705
3.50%, 01/31/28	23,103	22,920,703
3.50%, 04/30/28	5,715	5,662,092
3.50%, 10/15/28	8,383	8,282,142
3.50%, 11/15/28	14,470	14,289,125
3.50%, 12/15/28	13,760	13,582,625
3.50%, 01/15/29	9,846	9,713,694
3.50%, 02/15/29	15,509	15,293,328
3.50%, 03/15/29	8,824	8,699,223
3.50%, 09/30/29	11,722	11,512,286
3.50%, 01/31/30	9,500	9,307,774
3.50%, 04/30/30	14,500	14,185,078
3.50%, 11/30/30	13,579	13,233,160
3.50%, 02/28/31	21,206	20,636,089
3.50%, 02/15/33	22,590	21,580,509
3.63%, 08/31/27	18,926	18,852,070
3.63%, 03/31/28	13,350	13,262,391
3.63%, 05/31/28	10,000	9,926,953
3.63%, 08/15/28	13,635	13,523,150
3.63%, 08/31/29	12,453	12,282,744
3.63%, 03/31/30	7,900	7,768,539

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/31/30	$18,854	$18,491,650
3.63%, 09/30/30	21,444	21,026,847
3.63%, 10/31/30	20,351	19,943,980
3.63%, 12/31/30	19,990	19,571,459
3.63%, 09/30/31	8,409	8,191,549
3.75%, 06/30/27	21,930	21,892,308
3.75%, 08/15/27	12,773	12,744,560
3.75%, 04/15/28	10,498	10,450,841
3.75%, 04/30/28(a)	10,926	10,876,065
3.75%, 05/15/28	11,094	11,041,130
3.75%, 12/31/28	9,470	9,402,674
3.75%, 05/31/30	11,000	10,856,484
3.75%, 06/30/30	11,026	10,876,115
3.75%, 12/31/30	14,901	14,664,680
3.75%, 01/31/31	12,013	11,819,666
3.75%, 08/31/31	11,185	10,965,669
3.75%, 10/31/32	8,458	8,221,440
3.75%, 11/30/32	10,828	10,519,233
3.75%, 02/28/33	6,293	6,102,735
3.88%, 07/31/27	18,210	18,195,773
3.88%, 10/15/27	12,509	12,495,318
3.88%, 11/30/27	16,726	16,701,172
3.88%, 12/31/27	5,930	5,919,808
3.88%, 03/15/28	18,818	18,779,776
3.88%, 03/31/28	9,423	9,402,755
3.88%, 06/15/28	18,791	18,741,086
3.88%, 07/15/28	24,712	24,640,567
3.88%, 04/15/29	10,505	10,456,579
3.88%, 05/15/29	8,607	8,566,655
3.88%, 09/30/29	11,036	10,967,025
3.88%, 11/30/29	13,078	12,988,089
3.88%, 12/31/29	10,530	10,455,138
3.88%, 04/30/30	17,300	17,158,086
3.88%, 06/30/30	20,450	20,269,465
3.88%, 07/31/30	20,475	20,289,445
3.88%, 03/31/31	21,080	20,842,850
3.88%, 04/30/31	26,717	26,410,172
3.88%, 08/31/32	9,198	9,015,477
3.88%, 09/30/32	8,969	8,787,518
3.88%, 12/31/32	10,552	10,320,351
3.88%, 08/15/33	23,145	22,541,060
3.88%, 08/15/34	28,564	27,622,281
4.00%, 12/15/27	11,895	11,899,182
4.00%, 02/29/28(a)	12,685	12,686,982
4.00%, 06/30/28	12,167	12,164,148
4.00%, 01/31/29	9,877	9,864,654
4.00%, 07/31/29	12,526	12,501,535
4.00%, 10/31/29	8,700	8,677,570
4.00%, 02/28/30	23,913	23,832,667
4.00%, 03/31/30	17,341	17,281,390
4.00%, 05/31/30	14,970	14,911,523
4.00%, 07/31/30	13,000	12,944,141
4.00%, 01/31/31	9,829	9,772,176
4.00%, 04/30/32	8,517	8,423,180
4.00%, 06/30/32	11,256	11,121,456
4.00%, 07/31/32	8,534	8,426,658
4.00%, 01/31/33	4,445	4,376,589
4.00%, 02/15/34	29,421	28,791,207
4.00%, 11/15/35	28,695	27,757,929
4.13%, 09/30/27	11,726	11,752,109
4.13%, 10/31/27	10,698	10,720,566
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 11/15/27(a)	$14,895	$14,925,256
4.13%, 07/31/28	11,000	11,024,063
4.13%, 03/31/29	13,013	13,038,416
4.13%, 10/31/29	14,294	14,311,868
4.13%, 11/30/29	18,017	18,040,929
4.13%, 08/31/30	7,612	7,611,405
4.13%, 03/31/31	7,208	7,201,806
4.13%, 07/31/31	8,460	8,447,442
4.13%, 10/31/31	8,346	8,323,831
4.13%, 11/30/31	7,366	7,345,859
4.13%, 02/29/32	7,772	7,741,641
4.13%, 03/31/32	11,324	11,277,996
4.13%, 05/31/32	9,346	9,300,000
4.13%, 11/15/32	22,000	21,845,313
4.13%, 04/30/33	11,428	11,321,755
4.13%, 02/15/36	27,040	26,385,125
4.25%, 01/15/28	9,718	9,756,720
4.25%, 02/15/28	10,106	10,148,635
4.25%, 02/28/29	17,156	17,244,461
4.25%, 06/30/29	12,731	12,798,633
4.25%, 01/31/30	14,328	14,401,879
4.25%, 02/28/31	7,795	7,832,148
4.25%, 06/30/31	8,064	8,098,650
4.25%, 03/31/33	8,270	8,258,370
4.25%, 11/15/34	28,705	28,458,316
4.25%, 05/15/35	29,040	28,717,838
4.25%, 08/15/35	28,824	28,472,708
4.38%, 07/15/27	13,363	13,428,249
4.38%, 08/31/28	11,197	11,280,103
4.38%, 11/30/28	8,972	9,043,496
4.38%, 12/31/29	14,927	15,068,107
4.38%, 11/30/30	6,370	6,433,202
4.38%, 01/31/32	7,450	7,516,352
4.38%, 05/15/34	29,598	29,667,370
4.38%, 05/15/36	10,703	10,649,485
4.50%, 05/31/29	17,898	18,117,530
4.50%, 12/31/31	7,545	7,659,943
4.50%, 11/15/33	20,639	20,884,088
4.63%, 09/30/28	8,337	8,447,075
4.63%, 04/30/29	17,897	18,173,844
4.63%, 09/30/30	9,072	9,251,314
4.63%, 04/30/31	7,835	7,999,657
4.63%, 05/31/31	8,404	8,580,615
4.63%, 02/15/35	25,694	26,139,630
4.88%, 10/31/28	8,906	9,075,771
4.88%, 10/31/30	7,506	7,730,007
		2,419,556,477
Total U.S. Government & Agency Obligations — 64.6% (Cost: $2,473,548,560)		2,431,470,446
Total Long-Term Investments — 98.5% (Cost: $3,758,129,203)		3,705,173,517

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(g)(h)(i)	44,929,423	$44,929,423
Total Short-Term Securities — 1.2% (Cost: $44,929,423)		44,929,423
Total Investments — 99.7% (Cost: $3,803,058,626)		3,750,102,940
Other Assets Less Liabilities — 0.3%		13,083,788
Net Assets — 100.0%		$3,763,186,728

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rounds to less than 1,000.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Perpetual security with no stated maturity date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$57,191,179	$—	$(12,261,756)(a)	$—	$—	$44,929,423	44,929,423	$178,384 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,121,275,550	$—	$1,121,275,550
Foreign Government Obligations	—	146,364,276	—	146,364,276
Municipal Debt Obligations	—	6,063,245	—	6,063,245
U.S. Government & Agency Obligations	—	2,431,470,446	—	2,431,470,446
Short-Term Securities
Money Market Funds	44,929,423	—	—	44,929,423
	$44,929,423	$3,705,173,517	$—	$3,750,102,940

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate